FIXED INCOME	LIQUIDITY	EQUITIES	ALTERNATIVES	BLACKROCK SOLUTIONS

BlackRock Funds

Equity Portfolios

Investor Shares

Prospectus

January 31, 2005

BlackRock FundsSM is a mutual fund family with 50 investment portfolios, 16 of which are described in this prospectus. BlackRock Funds are sold principally through licensed investment professionals.

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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About BlackRock Funds

This is the BlackRock Equity Portfolios Prospectus. It has been written to provide you with the information you need to make an informed decision about whether to invest in BlackRock Funds (the Company).

This Prospectus contains information on 16 of the BlackRock Equity funds. The Prospectus is organized so that each fund has its own short section. Simply turn to the section for any particular fund to read about important fund facts. Also included are sections that tell you about buying and selling shares, certain fees and expenses, shareholder features of the funds and your rights as a shareholder. These sections apply to all the funds.

If you have questions after reading the Prospectus, ask your registered representative for assistance. Your investment professional has been trained to help you decide which investments are right for you.

BlackRock, Inc., the parent of BlackRock Advisors, Inc. (BlackRock), the funds’ investment adviser, recently acquired SSRM Holdings, Inc., the parent of State Street Research & Management Company, the investment adviser to the former State Street Research mutual funds. In connection with the transaction, the State Street Research mutual funds were combined with certain BlackRock funds, including the Investment Trust (formerly Select Equity), Large Cap Value Equity, Legacy, Mid-Cap Growth Equity, Aurora and Small/Mid-Cap Growth Equity Portfolios.

BlackRock

Investment Trust

IMPORTANT DEFINITIONS

Equity Security: A security, such as stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed income or debt securities because they represent indebtedness to the bondholders, not ownership (although convertible bonds are fixed income securities that are convertible to equity according to their terms).

Investment Style: Refers to the guiding principles of a mutual fund’s investment choices. The investment style of this fund is a blend of growth stocks and value stocks, referring to the type of securities the managers will choose for this fund.

Market Capitalization: Refers to the market value of the company and is calculated by multiplying the number of shares outstanding by the current price per share.

Sector: All stocks are classified into a category or sector such as utilities, consumer services, basic materials, capital equipment, consumer cyclicals, energy, consumer non-cyclicals, healthcare, technology, transportation, finance and cash.

S&P 500® Index: The Standard & Poor’s Composite Stock Price Index, an unmanaged index of 500 stocks, most of which are listed on the New York Stock Exchange. The index focuses on the large-cap segment of the market with over 80% coverage of U.S. equities.

Investment Goal

The fund’s investment goal is to seek long-term capital appreciation.

Primary Investment Strategies

In pursuit of this goal, the fund management team uses the S&P 500® Index as a benchmark. The fund normally invests at least 80% of its net assets in equity securities. The fund primarily buys common stock but also can invest in preferred stock and securities convertible into common and preferred stock.

The fund management team uses quantitative techniques to analyze a universe of approximately 800 companies, including those in the S&P 500® Index and about 300 other large and medium capitalization companies. Using a multi-factor model, the management team identifies stocks with rising earnings expectations that sell at low relative valuations when compared with their sector peers. Based on this information, and using sophisticated risk measurement tools, the management team selects stocks, together with their appropriate weightings, that it believes will maximize the fund’s return per unit of risk. The fund seeks to maintain the market capitalization, sector allocations and style characteristics of the fund’s portfolio similar to those of the S&P 500® Index.

Seeking to maintain the optimal risk/return trade-off, the fund management team rebalances the portfolio regularly. The team assesses each stock’s changing characteristics relative to its contribution to portfolio risk. A stock is sold when it no longer offers an appropriate return-to-risk trade-off.

In order to remain fully invested and instead of purchasing and selling securities directly, the fund may invest in depository receipts that seek to replicate the price performance and dividend yield of the S&P 500® Index.

It is possible that in extreme market conditions the fund temporarily may invest some or all of its assets in high quality money market securities. Such a temporary defensive strategy would be inconsistent with the fund’s primary investment strategies. The reason for acquiring money market securities would be to avoid market losses. However, if market conditions improve, this strategy could result in reducing the potential gain from the market upswing, thus reducing the fund’s opportunity to achieve its investment goal.

IMPORTANT DEFINITIONS

Value and Growth Companies: All stocks are generally divided into the categories of “growth” or “value,” although there are times when a growth fund and value fund may own the same stock. Value stocks are companies that appear to the manager to be undervalued by the market as measured by certain financial formulas. Growth stocks are companies whose earnings growth potential appears to the manager to be greater than the market in general and whose growth in revenue is expected to continue for an extended period.

As part of its normal operations, the fund may also hold high quality money market securities pending investments or when it expects to need cash to pay redeeming shareholders. The fund will not deviate from its normal strategies if it holds these securities pending investments.

The management team may, when consistent with the fund’s investment goal, buy or sell options or futures on a security of an index of securities (commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. The primary purpose of using derivatives is to maintain liquidity and commit cash pending investment but they may also be used to attempt to reduce risk to the fund as a whole (hedge). The management team also may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Should the Company’s Board of Trustees determine that the investment goal of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval.

Key Risks

The main risk of any investment in stocks is that values fluctuate in price. The value of your investment can go up or down depending upon market conditions, which means you could lose money.

Because different kinds of stocks go in and out of favor depending on market conditions, this fund’s performance may be better or worse than other funds with different investment styles. For example, in some markets a fund holding small cap stocks may outperform this fund.

The fund may invest in companies that have relatively small market capitalizations. These organizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts. The securities of smaller capitalized companies are often traded in the over-the-counter markets and may have fewer market makers and wider price spreads. This may result in greater price movements and less ability to sell the fund’s investment than if the fund held the securities of larger, more established companies.

While the management team chooses stocks it believes to have rising earnings expectations and good relative valuations, there is no guarantee that the investments will increase in value or that they won’t decline. In addition, if the multi-factor model used by the management team fails to accurately predict which stocks will perform well, fund performance will suffer.

The fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

The fund’s use of derivatives may reduce the fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the fund to sell or otherwise close a derivatives position could expose the fund to losses. The fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the fund’s derivatives positions to lose value.

High portfolio turnover (more than 100%) may result in increased transaction costs to the fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of fund securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. Unlike long-term capital gain, short-term capital gain of individuals is taxable at the same rates as ordinary income. These effects of higher than normal portfolio turnover may adversely affect fund performance.

When you invest in this fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Risk / Return Information

The chart and table below give you a picture of the fund’s long-term performance for Investor A Shares (in the chart) and for Investor A, B and C Shares (in the table). The information shows you how the fund’s performance has varied year by year and provides some indication of the risks of investing in the fund. The table compares the fund’s performance to that of the S&P 500® Index, a recognized unmanaged index of stock market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain fund expenses during these periods, the fund’s returns would have been lower.

Investor A Shares were launched in October 1993, Investor B Shares were launched in March 1996 and Investor C Shares were launched in September 1996. The performance for Investor B Shares for the period before they were launched is based upon performance for Investor A Shares, and the performance for Investor C Shares for the period before they were launched is based upon performance for Investor A and Investor B Shares. The actual returns of Investor B and C Shares would have been lower compared to Investor A Shares because Investor B and C Shares have higher expenses than Investor A Shares. Investor A Shares of the fund are expected to have expenses of 1.16% of average daily net assets (after waivers and reimbursements) for the current fiscal year and Investor B Shares and Investor C Shares of the fund each are expected to have expenses of 1.91% of average daily net assets (after waivers and reimbursements) for the current fiscal year.

As of 12/31 Investor A Shares

ANNUAL TOTAL RETURNS*

As of 12/31/04

AVERAGE ANNUAL TOTAL RETURNS*

These returns assume payment of applicable sales charges.

	I Year	3 Years	5 Years	10 Years	Inception Date[1]
Investment Trust; Inv A
Return Before Taxes	7.48%	0.20%	-7.78%	7.85%	09/13/93
Return After Taxes on Distributions	7.44%	0.04%	-8.46%	6.33%
Return After Taxes on Distributions and Sale of Shares	4.93%	0.09%	-6.54%	6.22%
Investment Trust; Inv B
Return Before Taxes	8.79%	0.34%	-7.65%	7.79%	09/13/93
Investment Trust; Inv C
Return Before Taxes	12.28%	1.48%	-7.33%	7.79%	09/13/93
S&P 500® (Reflects no deduction for fees, expenses or taxes)	10.88%	3.59%	-2.30%	12.07%	N/A
*	The chart and the table both assume reinvestment of dividends and distributions. Source: BlackRock Advisors, Inc.
[1]	Inception date of the fund’s oldest class(es).

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Distribution Fees: Fees paid to the fund’s distributor, BlackRock and service organizations for distribution of fund shares and related sales support services.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Service Fees: Fees that are paid to service organizations that provide personal services to shareholders.

Service Organizations: Brokers, dealers, financial institutions and industry professionals that provide support services to their customers who own shares of the Company.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B and C Shares will vary.

Expenses and Fees

The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Investor A, B and C Shares of the fund. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees) and may not reflect expenses of the fund after February 1, 2007.

Shareholder Fees

(Fees paid directly from your investment)

	A Shares	B Shares	C Shares
Maximum Sales Charge (Load) Imposed on Purchases*	5.75%	0.0%	0.0%
(as percentage of offering price)
Maximum Deferred Sales Charge (Load)	0.0%	4.5%**	1.00	%***
(as percentage of offering price)
Redemption/Exchange Fee****	2.0%	2.0%	2.0%
(as a percentage of amount redeemed)

Annual Fund Operating Expenses

(Expenses that are deducted from fund assets)

	A Shares	B Shares	C Shares
Advisory fees	.53%	.53%	.53%
Distribution (12b-1) fees	.10%	.75%	.75%
Other expenses	.72%	.72%	.72%
Service fees	.25%	.25%	.25%
Other	.47%	.47%	.47%
Total annual fund operating expenses	1.35%	2.00%	2.00%
Fee waivers and expense reimbursements[1]	.19%	.09%	.09%
Net expenses[1]	1.16%	1.91%	1.91%
*	Reduced front-end sales charges may be available (see the section “Can the Sales Charge be Reduced or Eliminated?” for more information regarding front-end sales charges). A CDSC of .75% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more.
**	The CDSC is 4.5% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on B Shares. (See the section “Purchase of Investor B Shares” for complete schedule of CDSCs.)
***	There is no CDSC on C Shares after one year.
****	Fee applies only to shares that are redeemed or exchanged within 90 days of purchase.
[1]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit expenses to 1.16% (for Investor A Shares) and 1.91% (for Investor B and C Shares) of average daily net assets until February 1, 2007. See the “Management” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses, redemption at the end of each time period and, with respect to B Shares and C Shares only, no redemption at the end of each time period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares*	$686	$942	$1,237	$2,073
B Shares**
Redemption	$644	$960	$1,261	$2,145	***
B Shares
No Redemption	$194	$610	$1,061	$2,145	***
C Shares**
Redemption	$294	$610	$1,061	$2,312
C Shares
No Redemption	$194	$610	$1,061	$2,312
*	Reflects imposition of sales charge.
**	Reflects deduction of CDSC.
***	Based on conversion of the Investor B Shares to Investor A Shares after eight years.

As a shareholder you pay certain fees and expenses. Shareholder transaction fees are paid out of your investment and annual fund operating expenses are paid out of fund assets.

This prospectus offers shareholders different ways to invest with three separate pricing options. You need to understand your choices so that you can choose the pricing option that is most suitable for you. As shown above, with one option (Investor A Shares) you pay a one-time front-end transaction fee each time you buy shares. The other options (Investor B and Investor C Shares) have no front-end charges but have higher on-going fees, which are paid over the life of the investment, and have a contingent deferred sales charge (CDSC) that you may pay when you redeem your shares. Which option should you choose? It depends on your individual circumstances. You should know that the lowest sales charge won’t necessarily be the least expensive option over time. For example, if you intend to hold your shares long term it may cost less to buy A Shares than B or C Shares.

Fund Management

The fund management team is led by Fred Herrmann, CFA, and David Byrket, CFA, both Managing Directors at BlackRock Advisors, Inc. (BlackRock). Mr. Herrmann and Mr. Byrket head a six person investment team at BlackRock focused on quantitative strategies for the equity market. They have been managing the fund since March 2003. Prior to joining BlackRock in 2003, both Mr. Byrket and Mr. Herrmann were Managing Directors at Weiss, Peck and Greer, LLC since 2001. They have been responsible for managing quantitative equity portfolios since 1996.

Financial Highlights

The financial information in the tables below shows the fund’s financial performance for the periods indicated. Certain information reflects results for a single fund share. The term “Total Return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP (for the fiscal year ended 9/30/04) and PricewaterhouseCoopers LLP (for the other fiscal years shown). The independent registered public accountant’s report, along with the fund’s financial statements, are included in the Company’s annual report, which is available upon request (see back cover for ordering instructions). Deloitte & Touche LLP has been appointed as the Company’s independent registered public accountant for the current fiscal year.

FINANCIAL HIGHLIGHTS

(For an Investor A, B or C Share Outstanding Throughout Each Period)

Investment Trust

	INVESTOR A SHARES					INVESTOR B SHARES
	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00
Net asset value at beginning of period	$10.18	$8.41	$11.17	$20.69	$20.75	$9.78	$8.06	$10.79	$20.21	$20.44

Income from investment operations
Net investment income (loss)	0.04 [2]	0.06	(0.01)	(0.02)	(0.02)	(0.04)[2]	(0.02)	(0.10)	(0.13)	(0.18)
Net gain (loss) on investments (both realized and unrealized)	1.64	1.79	(2.75)	(6.42)	1.60	1.57	1.74	(2.63)	(6.22)	1.58

Total from investment operations	1.68	1.85	(2.76)	(6.44)	1.58	1.53	1.72	(2.73)	(6.35)	1.40

Less distributions
Distributions from net investment income	(0.07)	(0.08)	– –	(0.01)	(0.01)	(0.01)	– –	– –	– –	– –
Distributions from capital	– –	– –	– –	(0.02)	– –	– –	– –	– –	(0.02)	– –
Distributions from net realized gains	– –	– –	– –	(3.05)	(1.63)	– –	– –	– –	(3.05)	(1.63)

Total distributions	(0.07)	(0.08)	– –	(3.08)	(1.64)	(0.01)	– –	– –	(3.07)	(1.63)

Net asset value at end of period	$11.79	$10.18	$8.41	$11.17	$20.69	$11.30	$9.78	$8.06	$10.79	$20.21

Total return[1]	16.60%	22.09%	(24.71)%	(35.65)%	7.64%	15.70%	21.34%	(25.30)%	(36.11)%	6.82%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$17,632	$19,408	$24,816	$37,267	$76,438	$20,448	$21,182	$22,119	$40,403	$81,562
Ratios of expenses to average net assets
Net expenses	1.26%	1.28%	1.28%	1.28%	1.25%	2.01%	2.03%	2.03%	2.03%	2.01%
Total expenses	1.47%	1.43%	1.36%	1.30%	1.25%	2.13%	2.18%	2.11%	2.05%	2.01%
Ratios of net investment income (loss) to average net assets
After advisory/administration and other fee waivers	0.37%	0.45%	(0.04)%	(0.09)%	(0.11)%	(0.39)%	(0.30)%	(0.78)%	(0.84)%	(0.87)%
Before advisory/administration and other fee waivers	0.16%	0.30%	(0.11)%	(0.10)%	(0.11)%	(0.50)%	(0.45)%	(0.86)%	(0.85)%	(0.87)%
Portfolio turnover rate	72%	98%	124%	114%	103%	72%	98%	124%	114%	103%

	INVESTOR C SHARES
	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00
Net asset value at beginning of period	$9.77	$8.06	$10.79	$20.20	$20.44

Income from investment operations
Net investment income (loss)	(0.04)[2]	(0.02)[2]	(0.11)	(0.15)	(0.16)
Net gain (loss) on investments (both realized and unrealized)	1.58	1.73	(2.62)	(6.19)	1.55

Total from investment operations	1.54	1.71	(2.73)	(6.34)	1.39

Less distributions
Distributions from net investment income	– –	– –	– –	(0.02)	– –
Distributions from net realized gains	– –	– –	– –	(3.05)	(1.63)

Total distributions	– –	– –	– –	(3.07)	(1.63)

Net asset value at end of period	$11.31	$9.77	$8.06	$10.79	$20.20

Total return[1]	15.78%[3]	21.22%	(25.30)%	(36.07)%	6.77%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$2,413	$1,829	$1,923	$3,955	$11,108
Ratios of expenses to average net assets
Net expenses	2.03%	2.03%	2.03%	2.03%	2.01%
Total expenses	2.14%	2.18%	2.11%	2.04%	2.01%
Ratios of net investment (loss) to average net assets
After advisory/administration fee waivers	(0.39)%	(0.25)%	(0.80)%	(0.09)%	(0.87)%
Before advisory/administration fee waivers	(0.50)%	(0.40)%	(0.87)%	(0.09)%	(0.87)%
Portfolio turnover rate	72%	98%	124%	114%	103%

1 Neither front-end sales load nor contingent deferred sales load is reflected in total return.

2 Calculated using the average shares outstanding method.

3 Redemption fee of 2.00% is reflected in total return calculations.

BlackRock

Large Cap Value Equity Portfolio

IMPORTANT DEFINITIONS

Equity Security: A security, such as stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed income or debt securities because they represent indebtedness to the bondholders, not ownership (although convertible bonds are fixed income securities that are convertible to equity according to their terms).

Investment Style: Refers to the guiding principles of a mutual fund’s investment choices. The investment style of this fund is large cap value, referring to the type of securities the manager will choose for this fund.

Large Capitalization Companies: The fund defines these companies as those with market capitalizations equal to those within the universe of the Russell 1000 Value Index stocks. Capitalization refers to the market value of the company and is calculated by multiplying the number of shares outstanding by the current price per share. Larger companies may be more likely to have the staying power to get them through all economic cycles; however, their size may also make them less flexible and innovative than smaller companies.

Value Companies: All stocks are generally divided into the categories of “growth” or “value,” although there are times when a growth fund and value fund may own the same stock. Value stocks are companies that appear to the manager to be undervalued by the market as measured by certain financial formulas. Growth stocks are companies whose earnings growth potential appears to the manager to be greater than the market in general and whose growth in revenue is expected to continue for an extended period.

Investment Goal

The fund seeks long-term capital appreciation—current income is the secondary objective.

Primary Investment Strategies

In pursuit of this goal, the fund normally invests at least 80% of its net assets in equity securities issued by U.S. large capitalization value companies (defined as those with market capitalizations equal to those within the universe of Russell 1000 Value Index stocks). The fund primarily buys common stock but also can invest in preferred stock and securities convertible into common and preferred stock.

The fund management team uses quantitative techniques to analyze a universe of approximately 800 value companies. The management team uses a multi-factor model, which identifies the key factors that drive the performance of value stocks. Using this multi-factor model, the management team identifies stocks with low relative valuations and improving earnings expectations when compared with their sector peers. Based on this information, and using sophisticated risk measurement tools, the management team selects stocks, together with their appropriate weightings, that it believes will maximize the fund’s return per unit of risk. The fund seeks to maintain the market capitalization, sector allocations and style characteristics of the fund’s portfolio similar to those of the Russell 1000 Value Index.

Seeking to maintain the optimal risk/return trade-off, the fund management team rebalances the portfolio regularly. The team assesses each stock’s changing characteristics relative to its contribution to portfolio risk. A stock is sold when it no longer offers an appropriate return-to-risk trade-off.

In order to remain fully invested and instead of purchasing and selling securities directly, the fund may invest in depository receipts that seek to replicate the price performance and dividend yield of the Russell 1000 Value Index.

It is possible that in extreme market conditions the fund temporarily may invest some or all of its assets in high quality money market securities. Such a temporary defensive strategy would be inconsistent with the fund’s primary investment strategies. The reason for acquiring money market securities would be to avoid market losses. However, if market conditions improve, this strategy could result in reducing the potential gain from the market upswing, thus reducing the fund’s opportunity to achieve its investment goal.

As part of its normal operations, the fund may hold high quality money market securities pending investments or when it expects to need cash to pay redeeming shareholders. The fund will not deviate from its normal strategies if it holds these securities pending investments.

The management team may, when consistent with the fund’s investment goal, buy or sell options or futures on a security or an index of securities (commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. The primary purpose of using derivatives is to maintain liquidity and commit cash pending investment but they may also be used to attempt to reduce risk to the fund as a whole (hedge). The management team also may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Should the Company’s Board of Trustees determine that the investment goal of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval.

Key Risks

The main risk of any investment in stocks is that values fluctuate in price. The value of your investment can go up or down depending upon market conditions, which means you could lose money.

Because different kinds of stocks go in and out of favor depending on market conditions, this fund’s performance may be better or worse than other funds with different investment styles. For example, in some markets a fund holding large cap growth stocks may outperform this fund.

While the management team chooses stocks they believe to have rising earnings expectations and good relative valuations, there is no guarantee that the investments will increase in value or that they won’t decline. In addition, if the multi-factor model used by the management team fails to accurately predict which stocks will perform well, fund performance will suffer.

The fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

The fund’s use of derivatives may reduce the fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price security, an index or a market to fluctuate significantly in price within a short time period. A risk of the fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the fund to sell or otherwise close a derivatives position could expose the fund to losses. The fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the fund’s derivatives positions to lose value.

High portfolio turnover (more than 100%) may result in increased transaction costs to the fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of fund securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. Unlike long-term capital gain, short-term capital gain of individuals is taxable at the same rates as ordinary income. These effects of higher than normal portfolio turnover may adversely affect fund performance.

When you invest in this fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Risk / Return Information

The chart and table below give you a picture of the fund’s long-term performance for Investor A Shares (in the chart) and for Investor A, B and C Shares (in the table). The information shows you how the fund’s performance has varied year by year and provides some indication of the risks of investing in the fund. The table compares the fund’s performance to that of the Russell 1000 Value Index, a recognized unmanaged index of stock market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain fund expenses during these periods, the fund’s returns would have been lower.

Investor A Shares were launched in May 1992, Investor B Shares were launched in January 1996 and Investor C Shares were launched in August 1996. The performance for Investor B Shares for the period before they were launched is based upon performance for Investor A Shares, and the performance for Investor C Shares for the period before they were launched is based upon performance for Investor A and Investor B Shares. The actual returns of Investor B and C Shares would have been lower compared to Investor A Shares because Investor B and C Shares have higher expenses than Investor A Shares. Investor A Shares of the fund are expected to have expenses of 1.19% of average daily net assets (after waivers and reimbursements) for the current fiscal year and Investor B Shares and Investor C Shares of the fund each are expected to have expenses of 1.94% of average daily net assets (after waivers and reimbursements) for the current fiscal year.

As of 12/31 Investor A Shares

ANNUAL TOTAL RETURNS*

As of 12/31/04

AVERAGE ANNUAL TOTAL RETURNS*

These returns assume payment of applicable sales charges.

	1 Year	3 Years	5 Years	10 Years	Inception Date[1]
Large Cap Value; Inv A
Return Before Taxes	9.52%	1.24%	0.37%	9.43%	04/20/92
Return After Taxes on Distributions	9.31%	1.07%	-0.29%	7.33%
Return After Taxes on Distributions and Sale of Shares	6.43%	1.00%	0.09%	7.22%
Large Cap Value; Inv B
Return Before Taxes	10.74%	1.34%	0.45%	9.33%	04/20/92
Large Cap Value; Inv C
Return Before Taxes	14.28%	2.50%	0.83%	9.34%	04/20/92
Russell 1000 Value (Reflects no deduction for fees, expenses or taxes)	16.49%	8.57%	5.27%	13.83%	N/A
*	The chart and the table both assume reinvestment of dividends and distributions. Source: BlackRock Advisors, Inc.
[1]	Inception date of the fund’s oldest class(es).

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Distribution Fees: Fees paid to the fund’s distributor, BlackRock and service organizations for distribution of fund shares and related sales support services.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Service Fees: Fees that are paid to service organizations that provide personal services to shareholders.

Service Organizations: Brokers, dealers, financial institutions and industry professionals that provide support services to their customers who own shares of the Company.

their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B and C Shares will vary.

Expenses and Fees

The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Investor A, B and C Shares of the fund. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees) and may not reflect expenses of the fund after February 1, 2007.

Shareholder Fees

(Fees paid directly from your investment)

	A Shares	B Shares	C Shares
Maximum Sales Charge (Load) Imposed on Purchases*	5.75%	0.0%	0.0%
(as percentage of offering price)
Maximum Deferred Sales Charge (Load)	0.0%	4.5%**	1.00	%***
(as percentage of offering price)
Redemption/Exchange Fee****	2.0%	2.0%	2.0%
(as a percentage of amount redeemed)

Annual Fund Operating Expenses

(Expenses that are deducted from fund assets)

	A Shares	B Shares	C Shares
Advisory fees	.55%	.55%	.55%
Distribution (12b-1) fees	.10%	.75%	.75%
Other expenses	.71%	.71%	.71%
Service fees	.25%	.25%	.25%
Other	.46%	.46%	.46%
Total annual fund operating expenses	1.36%	2.01%	2.01%
Fee waivers and expense reimbursements[1]	.11%	.01%	.01%
Net expenses[1]	1.25%	2.00%	2.00%
*	Reduced front-end sales charges may be available (See the section “Can the Sales Charge be Reduced or Eliminated?” for more information regarding the reduction of front-end sales charges). A CDSC of .75% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more.
**	The CDSC is 4.5% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on B Shares. (See the section “Purchase of Investor B Shares” for complete schedule of CDSCs.)
***	There is no CDSC on C Shares after one year.
****	Fee applies only to shares that are redeemed or exchanged within 90 days of purchase.
[1]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit expenses to 1.25% (for Investor A Shares) and 2.00% (for Investor B and C Shares) of average daily net assets until February 1, 2007. See the “Management” section for a discussion of these waivers and reimbursements. Including voluntary waivers, the net expenses for Investor A Shares of the fund are estimated to be 1.19% and for Investor B and C Shares of the fund are estimated to be 1.94%. These voluntary waivers may be terminated at any time.

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses, redemption at the end of each time period and, with respect to B Shares and C Shares only, no redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares*	$695	$960	$1,257	$2,098
B Shares**
Redemption	$653	$979	$1,281	$2,169***
B Shares
No Redemption	$203	$629	$1,081	$2,169***
C Shares**
Redemption	$303	$629	$1,081	$2,336
C Shares
No Redemption	$203	$629	$1,081	$2,336
*	Reflects imposition of sales charge.
**	Reflects deduction of CDSC.
***	Based on the conversion of the Investor B Shares to Investor A Shares after eight years.

As a shareholder you pay certain fees and expenses. Shareholder transaction fees are paid out of your investment and annual fund operating expenses are paid out of fund assets.

This prospectus offers shareholders different ways to invest with three separate pricing options. You need to understand your choices so that you can choose the pricing option that is most suitable for you. As shown above, with one option (Investor A Shares) you pay a one-time front-end transaction fee each time you buy shares. The other options (Investor B and Investor C Shares) have no front-end charges but have higher on-going fees, which are paid over the life of the investment, and have a contingent deferred sales charge (CDSC) that you may pay when you redeem your shares. Which option should you choose? It depends on your individual circumstances. You should know that the lowest sales charge won’t necessarily be the least expensive option over time. For example, if you intend to hold your shares long term it may cost less to buy A Shares than B or C Shares.

Fund Management

The fund management team is led by Fred Herrmann, CFA, and David Byrket, CFA, both Managing Directors at BlackRock Advisors, Inc. (BlackRock). Mr. Herrmann and Mr. Byrket head a six person investment team at BlackRock focused on quantitative strategies for the equity market. They have been managing the fund since March 2003. Prior to joining BlackRock in 2003, both Mr. Byrket and Mr. Herrmann were Managing Directors at Weiss, Peck and Greer, LLC since 2001. They have been responsible for managing quantitative equity portfolios since 1996.

Financial Highlights

The financial information in the tables below shows the fund’s financial performance for the periods indicated. Certain information reflects results for a single fund share. The term “Total Return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP (for the fiscal year ended 9/30/04) and PricewaterhouseCoopers LLP (for the other fiscal years shown). The independent registered public accountant’s report, along with the fund’s financial statements, are included in the Company’s annual report, which is available upon request (see back cover for ordering instructions). Deloitte & Touche LLP has been appointed as the Company’s independent registered public accountant for the current fiscal year.

FINANCIAL HIGHLIGHTS

(For an Investor A, B or C Share Outstanding Throughout Each Period)

Large Cap Value Equity Portfolio

	INVESTOR A SHARES					INVESTOR B SHARES
	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00
Net asset value at beginning of period	$10.78	$8.83	$12.59	$15.11	$15.74	$10.58	$8.66	$12.43	$14.97	$15.61

Income from investment operations
Net investment income (loss)	0.13 [2]	0.09	0.02	0.07	0.10	0.03 [2]	0.01	(0.07)	(0.03)	(0.01)
Net gain (loss) on investments (both realized and unrealized)	1.93	1.96	(3.39)	(1.27)	0.77	1.91	1.93	(3.33)	(1.26)	0.77

Total from investment operations	2.06	2.05	(3.37)	(1.20)	0.87	1.94	1.94	(3.40)	(1.29)	0.76

Less distributions
Distributions from net investment income	(0.13)	(0.10)	(0.02)	(0.07)	(0.09)	(0.04)	(0.02)	– –	– –	– –
Distributions from net realized gains	– –	– –	(0.37)	(1.25)	(1.41)	– –	– –	(0.37)	(1.25)	(1.40)

Total distributions	(0.13)	(0.10)	(0.39)	(1.32)	(1.50)	(0.04)	(0.02)	(0.37)	(1.25)	(1.40)

Net asset value at end of period	$12.71	$10.78	$8.83	$12.59	$15.11	$12.48	$10.58	$8.66	$12.43	$14.97

Total return[1]	19.19%[3]	23.32%	(27.70)%	(8.64)%	5.71%	18.34%[3]	22.42%	(28.32)%	(9.36)%	4.93%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$54,311	$63,733	$76,044	$57,672	$56,689	$18,203	$17,634	$17,312	$29,178	$31,208
Ratios of expenses to average net assets
Net expenses	1.19%	1.26%	1.27%	1.27%	1.23%	1.99%	2.01%	2.01%	2.01%	2.00%
Total expenses	1.36%	1.38%	1.32%	1.27%	1.23%	2.08%	2.13%	2.07%	2.02%	2.00%
Ratios of net investment income (loss) to average net assets
After advisory/administration and other fee waivers	1.05%	0.83%	0.22%	0.53%	0.66%	0.25%	0.09%	(0.51)%	(0.23)%	(0.11)%
Before advisory/administration and other fee waivers	0.88%	0.71%	0.17%	0.52%	0.66%	0.16%	(0.03)%	(0.56)%	(0.24)%	(0.11)%
Portfolio turnover rate	75%	150%	128%	114%	121%	75%	150%	128%	114%	121%

	INVESTOR C SHARES
	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00
Net asset value at beginning of period	$10.59	$8.67	$12.44	$14.97	$15.61

Income from investment operations
Net investment income (loss)	0.03 [2]	0.01	(0.07)	(0.03)	0.01
Net gain (loss) on investments (both realized and unrealized)	1.90	1.93	(3.33)	(1.25)	0.75

Total from investment operations	1.93	1.94	(3.40)	(1.28)	0.76

Less distributions
Distributions from net investment income	(0.04)	(0.02)	– –	– –	– –
Distributions from net realized gains	– –	– –	(0.37)	(1.25)	(1.40)

Total distributions	(0.04)	(0.02)	(0.37)	(1.25)	(1.40)

Net asset value at end of period	$12.48	$10.59	$8.67	$12.44	$14.97

Total return[1]	18.27%[3]	22.40%	(28.29)%	(9.29)%	4.93%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$6,805	$5,141	$5,868	$9,738	$7,608
Ratios of expenses to average net assets
Net expenses	1.99%	2.01%	2.01%	2.01%	2.00%
Total expenses	2.05%	2.13%	2.06%	2.02%	2.00%
Ratios of net investment income (loss) to average net assets
After advisory/administration fee waivers	0.26%	0.09%	(0.50)%	(0.24)%	(0.13)%
Before advisory/administration fee waivers	0.20%	(0.03)%	(0.55)%	(0.25)%	(0.13)%
Portfolio turnover rate	75%	150%	128%	114%	121%

[1]	Neither front-end sales load nor contingent deferred sales load is reflected in total return.
[2]	Calculated using the average shares outstanding method.
[3]	Redemption fee of 2.00% is reflected in total return calculation.

BlackRock

Large Cap Growth Equity Portfolio

IMPORTANT DEFINITIONS

Earnings Growth: The rate of growth in a company’s earnings per share from period to period. Security analysts attempt to identify companies with earnings growth potential because a pattern of earnings growth may cause share prices to increase.

Equity Security: A security, such as stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed income or debt securities because they represent indebtedness to the bondholders, not ownership (although convertible bonds are fixed income securities that are convertible to equity according to their terms).

Growth Companies: All stocks are generally divided into the categories of “growth” or “value,” although there are times when a growth fund and value fund may own the same stock. Growth stocks are companies whose earnings growth potential appears to the manager to be greater than the market in general and whose revenue growth is expected to continue for an extended period. These stocks typically pay relatively low dividends and sell at relatively high valuations. Value stocks are companies that appear to the manager to be undervalued by the market as measured by certain financial formulas.

Investment Style: Refers to the guiding principles of a mutual fund’s investment choices. The investment style of this fund is large cap growth, referring to the type of securities the manager will choose for this fund.

Large Capitalization Companies: The fund defines these companies as those with market capitalizations equal to those within the universe of the Russell 1000 Growth Index stocks. Capitalization refers to the market value of the company and is calculated by multiplying the number of shares outstanding by the current price per share. Larger companies may be more likely to have the staying power to get them through all economic cycles; however, their size may also make them less flexible and innovative than smaller companies.

Investment Goal

The fund seeks long-term capital appreciation.

Primary Investment Strategies

In pursuit of this goal, the fund normally invests at least 80% of its net assets in equity securities issued by U.S. large capitalization growth companies (defined as those with market capitalizations equal to those within the universe of Russell 1000 Growth Index stocks). The fund primarily buys common stock but also can invest in preferred stock and securities convertible into common and preferred stock.

The fund management team uses quantitative techniques to analyze a universe of approximately 700 growth companies. The management team uses a multi-factor model, which identifies the key factors that drive the performance of growth stocks. Using this multi-factor model, the management team identifies stocks with rising earnings expectations that sell at attractive relative valuations when compared with their sector peers. Based on this information, and using sophisticated risk measurement tools, the management team selects stocks, together with their appropriate weightings, that it believes will maximize the fund’s return per unit of risk. The fund seeks to maintain the market capitalization, sector allocations and style characteristics of the fund’s portfolio similar to those of the Russell 1000 Growth Index.

Seeking to maintain the optimal risk/return trade-off, the fund management team rebalances the portfolio regularly. The team assesses each stock’s changing characteristics relative to its contribution to portfolio risk. A stock is sold when it no longer offers an appropriate return-to-risk trade-off.

In order to remain fully invested and instead of purchasing and selling securities directly, the fund may invest in depository receipts that seek to replicate the price performance and dividend yield of the Russell 1000 Growth Index.

It is possible that in extreme market conditions the fund temporarily may invest some or all of its assets in high quality money market securities. Such a temporary defensive strategy would be inconsistent with the fund’s primary investment strategies. The reason for acquiring money market securities would be to avoid market losses. However, if market conditions improve, this strategy could result in reducing the potential gain from the market upswing, thus reducing the fund’s opportunity to achieve its investment goal.

As part of its normal operations, the fund may hold high quality money market securities pending investments or when it expects to need cash to pay redeeming shareholders. The fund will not deviate from its normal strategies if it holds these securities pending investments.

The management team may, when consistent with the fund’s investment goal, buy or sell options or futures on a security or an index of securities (commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. The primary purpose of using derivatives is to maintain liquidity and commit cash pending investment but they may also be used to attempt to reduce risk to the fund as a whole (hedge). The management team also may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Should the Company’s Board of Trustees determine that the investment goal of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval.

Key Risks

The main risk of any investment in stocks is that values fluctuate in price. The value of your investment can go up or down depending upon market conditions, which means you could lose money.

Because different kinds of stocks go in and out of favor depending on market conditions, this fund’s performance may be better or worse than other funds with different investment styles. For example, in some markets a fund holding large cap value stocks may outperform this fund.

While the management team chooses stocks they believe to have rising earnings expectations and good relative valuations, there is no guarantee that the investments will increase in value or that they won’t decline. In addition, if the multi-factor model used by the management team fails to accurately predict which stocks will perform well, fund performance will suffer.

The fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

The fund’s use of derivatives may reduce the fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the fund to sell or otherwise close a derivatives position could expose the fund to losses. The fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the fund’s derivatives positions to lose value.

High portfolio turnover (more than 100%) may result in increased transaction costs to the fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of fund securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. Unlike long-term capital gain, short-term capital gain of individuals is taxable at the same rates as ordinary income. These effects of higher than normal portfolio turnover may adversely affect fund performance.

When you invest in this fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Risk / Return Information

The chart and table below give you a picture of the fund’s long-term performance for Investor A Shares (in the chart) and for Investor A, B and C Shares (in the table). The information shows you how the fund’s performance has varied year by year and provides some indication of the risks of investing in the fund. The table compares the fund’s performance to that of the Russell 1000 Growth Index, a recognized unmanaged index of stock market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain fund expenses during these periods, the fund’s returns would have been lower.

Investor A Shares were launched in March 1992, Investor B Shares were launched in January 1996 and Investor C Shares were launched in January 1997. The performance for Investor B Shares for the period before they were launched is based upon performance for Investor A Shares, and the performance for Investor C Shares for the period before they were launched is based upon performance for Investor A and Investor B Shares. The actual returns of Investor B and C Shares would have been lower compared to Investor A Shares because Investor B and C Shares have higher expenses than Investor A Shares. Investor A Shares of the fund are expected to have expenses of 1.22% of average daily net assets (after waivers and reimbursements) for the current fiscal year and Investor B Shares and Investor C Shares of the fund each are expected to have expenses of 1.97% of average daily net assets (after waivers and reimbursements) for the current fiscal year.

As of 12/31 Investor A Shares

ANNUAL TOTAL RETURNS*

As of 12/31/04

AVERAGE ANNUAL TOTAL RETURNS*

These returns assume payment of applicable sales charges.

	1 Year	3 Years	5 Years	10 Years	Inception Date[1]
Large Cap Growth; Inv A
Return Before Taxes	2.17%	-4.21%	-15.74%	5.24%	11/01/89
Return After Taxes on Distributions	2.17%	-4.21%	-16.37%	3.67%
Return After Taxes on Distributions and Sale of Shares	1.41%	-3.56%	-12.62%	4.30%
Large Cap Growth; Inv B
Return Before Taxes	3.07%	-4.18%	-15.66%	5.15%	11/01/89
Large Cap Growth; Inv C
Return Before Taxes	6.45%	-3.04%	-15.40%	5.12%	11/01/89
Russell 1000 Growth (Reflects no deduction for fees, expenses or taxes)	6.30%	-0.18%	-9.29%	9.59%	N/A
*	The chart and the table both assume reinvestment of dividends and distributions. Source: BlackRock Advisors, Inc.
[1]	Inception date of the fund’s oldest class(es).

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Distribution Fees: Fees paid to the fund’s distributor, BlackRock and service organizations for distribution of fund shares and related sales support services.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Service Fees: Fees that are paid to service organizations that provide personal services to shareholders.

Service Organizations: Brokers, dealers, financial institutions and industry professionals that provide support services to their customers who own shares of the Company.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B and C Shares will vary.

Expenses and Fees

The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Investor A, B and C Shares of the fund. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees) and may not reflect expenses of the fund after February 1, 2006.

Shareholder Fees
(Fees paid directly from your investment)

	A Shares	B Shares	C Shares
Maximum Sales Charge (Load) Imposed on Purchases*	5.75%	0.0%	0.0%
(as percentage of offering price)
Maximum Deferred Sales Charge (Load)	0.0%	4.5%**	1.00	%***
(as percentage of offering price)
Redemption/Exchange Fee**** (as a percentage of amount redeemed)	2.0%	2.0%	2.0%

Annual Fund Operating Expenses

(Expenses that are deducted from fund assets)

	A Shares	B Shares	C Shares
Advisory fees	.55%	.55%	.55%
Distribution (12b-1) fees	.10%	.75%	.75%
Other expenses	.81%	.81%	.81%
Service fees	.25%	.25%	.25%
Other	.56%	.56%	.56%
Total annual fund operating expenses	1.46%	2.11%	2.11%
Fee waivers and expense reimbursements[1]	.17%	.07%	.07%
Net expenses[1]	1.29%	2.04%	2.04%
*	Reduced front-end sales charges may be available (see the section “Can the Sales Charge be Reduced or Eliminated?” for more information regarding the reduction of front-end sales charges). A CDSC of .75% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more.
**	The CDSC is 4.5% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on B Shares. (See the section “Purchase of Investor B Shares” for complete schedule of CDSCs.)
***	There is no CDSC on C Shares after one year.
****	Fee applies only to shares that are redeemed or exchanged within 90 days of purchase.
[1]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit expenses to 1.29% (for Investor A Shares) and 2.04% (for Investor B and C Shares) of average daily net assets until February 1, 2006. The fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. Including voluntary waivers, the net expenses for Investor A Shares of the fund are estimated to be 1.22% and for Investor B and C Shares of the fund are estimated to be 1.97%. These voluntary waivers may be terminated at any time. See the “Management” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses, redemption at the end of each time period and, with respect to B Shares and C Shares only, no redemption at the end of each time period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares*	$699	$994	$1,311	$2,207
B Shares**
Redemption	$657	$1,004	$1,328	$2,270***
B Shares
No Redemption	$207	$654	$1,128	$2,270***
C Shares**
Redemption	$307	$654	$1,128	$2,436
C Shares
No Redemption	$207	$654	$1,128	$2,436
*	Reflects imposition of sales charge.
**	Reflects deduction of CDSC.
***	Based on the conversion of Investor B Shares to Investor A Shares after eight years.

As a shareholder you pay certain fees and expenses. Shareholder transaction fees are paid out of your investment and annual fund operating expenses are paid out of fund assets.

This prospectus offers shareholders different ways to invest with three separate pricing options. You need to understand your choices so that you can choose the pricing option that is most suitable for you. As shown above, with one option (Investor A Shares) you pay a one-time front-end transaction fee each time you buy shares. The other options (Investor B and Investor C Shares) have no front-end charges but have higher on-going fees, which are paid over the life of the investment, and have a contingent deferred sales charge (CDSC) that you may pay when you redeem your shares. Which option should you choose? It depends on your individual circumstances. You should know that the lowest sales charge won’t necessarily be the least expensive option over time. For example, if you intend to hold your shares long term it may cost less to buy A Shares than B or C Shares.

Fund Management

The fund management team is led by Fred Herrmann, CFA, and David Byrket, CFA, both Managing Directors at BlackRock Advisors, Inc. (BlackRock). Mr. Herrmann and Mr. Byrket head a six person investment team at BlackRock focused on quantitative strategies for the equity market. They have been managing the fund since March 2003. Prior to joining BlackRock in 2003, both Mr. Byrket and Mr. Herrmann were Managing Directors at Weiss, Peck and Greer, LLC since 2001. They have been responsible for managing quantitative equity portfolios since 1996.

Financial Highlights

The financial information in the tables below shows the fund’s financial performance for the periods indicated. Certain information reflects results for a single fund share. The term “Total Return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP (for the fiscal year ended 9/30/04) and PricewaterhouseCoopers LLP (for the other fiscal years shown). The independent registered public accountant’s report, along with the fund’s financial statements, are included in the Company’s annual report, which is available upon request (see back cover for ordering instructions). Deloitte & Touche LLP has been appointed as the Company’s independent registered public accountant for the current fiscal year.

FINANCIAL HIGHLIGHTS

(For an Investor A, B or C Share Outstanding Throughout Each Period)

Large Cap Growth Equity Portfolio

	INVESTOR A SHARES					INVESTOR B SHARES
	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00
Net asset value at beginning of period	$7.92	$6.53	$8.90	$23.36	$22.37	$7.35	$6.11	$8.39	$22.34	$21.68

Income from investment operations
Net investment loss	(0.02)[3]	(0.02)	(0.05)	(0.09)	(0.16)	(0.08)[3]	(0.07)	(0.12)	(0.19)	(0.28)
Net gain (loss) on investments (both realized and unrealized)	0.70	1.41	(2.32)	(11.59)	4.77	0.65	1.31	(2.16)	(10.98)	4.56

Total from investment operations	0.68	1.39	(2.37)	(11.68)	4.61	0.57	1.24	(2.28)	(11.17)	4.28

Less distributions
Distributions from net realized gains	– –	– –	– –	(2.78)	(3.62)	– –	– –	– –	(2.78)	(3.62)

Total distributions	– –	– –	– –	(2.78)	(3.62)	– –	– –	– –	(2.78)	(3.62)

Net asset value at end of period	$8.60	$7.92	$6.53	$8.90	$23.36	$7.92	$7.35	$6.11	$8.39	$22.34

Total return[1]	8.59%[4]	21.29%[2]	(26.63)%	(55.78)%	22.31%	7.76%[4]	20.30%[2]	(27.18)%	(56.08)%	21.37%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$18,985	$27,739	$34,513	$35,609	$87,375	$12,693	$14,358	$14,332	$25,986	$65,977
Ratios of expenses to average net assets
Net expenses	1.27%	1.29%	1.29%	1.29%	1.25%	2.03%	2.04%	2.04%	2.04%	2.01%
Total expenses	1.50%	1.40%	1.34%	1.30%	1.25%	2.16%	2.15%	2.09%	2.05%	2.01%
Ratios of net investment loss to average net assets
After advisory/administration and other fee waivers	(0.26)%	(0.27)%	(0.48)%	(0.59)%	(0.70)%	(1.01)%	(1.01)%	(1.23)%	(1.33)%	(1.46)%
Before advisory/administration and other fee waivers	(0.49)%	(0.38)%	(0.52)%	(0.60)%	(0.70)%	(1.14)%	(1.12)%	(1.28)%	(1.34)%	(1.46)%
Portfolio turnover rate	70%	90%	130%	164%	121%	70%	90%	130%	164%	121%

	INVESTOR C SHARES
	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00
Net asset value at beginning of period	$7.34	$6.10	$8.37	$22.31	$21.68

Income from investment operations
Net investment loss	(0.08)[3]	(0.07)	(0.13)	(0.19)	(0.25)
Net gain (loss) on investments (both realized and unrealized)	0.65	1.31	(2.14)	(10.97)	4.50

Total from investment operations	0.57	1.24	(2.27)	(11.16)	4.25

Less distributions
Distributions from net realized gains	– –	– –	– –	(2.78)	(3.62)

Total distributions	– –	– –	– –	(2.78)	(3.62)

Net asset value at end of period	$7.91	$7.34	$6.10	$8.37	$22.31

Total return[1]	7.77%[4]	20.33%[2]	(27.12)%	(56.11)%	21.21%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$2,558	$2,579	$2,424	$4,711	$11,799
Ratios of expenses to average net assets
Net expenses	2.03%	2.04%	2.04%	2.04%	2.01%
Total expenses	2.18%	2.15%	2.09%	2.05%	2.01%
Ratios of net investment loss to average net assets
After advisory/administration fee waivers	(1.01)%	(1.01)%	(1.23)%	(1.33)%	(1.47)%
Before advisory/administration fee waivers	(1.16)%	(1.12)%	(1.28)%	(1.34)%	(1.47)%
Portfolio turnover rate	70%	90%	130%	164%	121%
[1]	Neither front-end sales load nor contingent deferred sales load is reflected in total return.
[2]	Redemption fee of 2.00% is reflected in total return calculations. The impact to the return is 6 basis points.
[3]	Calculated using the average shares outstanding method.
[4]	Redemption fee of 2.00% is reflected in total return calculations.

BlackRock

Dividend Achievers™ Portfolio

IMPORTANT DEFINITIONS

Equity Security: A security, such as stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed income or debt securities because they represent indebtedness to the bondholder, not ownership (although convertible bonds are fixed income securities that are convertible to equity according to their terms).

Large Capitalization Companies: The fund defines these companies as those with market capitalizations equal to those within the universe of the Russell 1000 Value Index stocks. Capitalization refers to the market value of the company and is calculated by multiplying the number of shares outstanding by the current price per share. Larger companies may be more likely to have the staying power to get them through all economic cycles; however, their size may also make them less flexible and innovative than smaller companies.

Value Companies: All stocks are generally divided into the categories of “growth” or “value,” although there are times when a growth fund and value fund may own the same stock. Value stocks are companies that appear to the manager to be undervalued by the market as measured by certain financial formulas. Growth stocks are companies whose earnings growth potential appears to the manager to be greater than the market in general and whose growth in revenue is expected to continue for an extended period.

Investment Goal

The fund seeks to provide total return through a combination of current income and capital appreciation by investing primarily in U.S. large-capitalization common stocks with long-term consistent dividend history.

Primary Investment Strategies

In pursuit of this goal, the fund normally invests at least 80% of its assets in common stocks included in the universe of common stocks which Mergent®, a recognized provider of financial information, has identified as Dividend Achievers™. Since 1979, Mergent® has tracked companies that have consistent records of dividend increases. Dividend increases can be on a calendar or fiscal year basis. To qualify for the Dividend Achievers™ universe, an issuer must have raised its annual regular cash dividend on a pre-tax basis for at least each of the last ten consecutive years. These issuers are also subject to additional screening criteria applied by Mergent® such as liquidity.

The fund’s portfolio will be constructed from a broad universe of stocks that the fund management team believes to be value stocks and all stocks in the Dividend Achievers™ universe. The fund management team screens these issuers utilizing BlackRock’s proprietary Quantitative Equity Model, which uses earnings momentum and valuation factors to rank stocks within a sector and industry based upon their expected return, to continuously evaluate fund holdings. The earnings momentum factors attempt to capture the breadth and magnitude of changes to forecasted earnings expectations. The valuation factors attempt to measure each stock’s relative attractiveness to its sector peers based on fundamental measures of valuation.

To achieve the income objective of the fund, the fund management team will consider the relative yield of a stock at the time of purchase. The fund will seek to generate a gross yield in excess of the Russell 1000 Value Index. Achieving this objective will result in a portfolio that is overweight in certain market sectors relative to the Russell 1000 Value Index.

Overall, the portfolio will be constructed with consideration of the characteristics of the Russell 1000 Value Index, such as style, sector, industry, capitalization and volatility. The fund may invest up to 20% of its assets in common stocks of issuers that are not included in the Dividend Achievers™ universe, and in fixed income securities when, in the opinion of the fund management team, it is advantageous for the fund to do so.

While the fund management team evaluates the fund’s investments on a continuous basis, there will be at least two events that may initiate portfolio repositioning. Mergent® annually (typically on or about January 31st) reconstitutes the Dividend Achievers™ universe and may add or delete certain issuers. A constituent will be removed due to a corporate action that involves the sale of a company, merger of a company into another company, or any other similar occurrence. Similarly, Russell annually (typically on or about June 30th) reconstitutes the Russell 1000 Value Index and may add or delete issuers and change the sector weightings. Based upon these adjustments, the fund management team may choose to make changes to the portfolio composition of the fund. However, if the management team determines that it is inefficient or disadvantageous for the fund to sell a stock, for tax or other reasons, the fund will retain the stock subject to the fund’s non-fundamental policy of investing 80% of its assets in stocks included in the Dividend Achievers™ universe.

The fund may invest a substantial portion of its assets in the financial services sector.

It is possible that in extreme market conditions the fund temporarily may invest some or all of its assets in high quality money market securities. Such a temporary defensive strategy would be inconsistent with the fund’s primary investment strategies. The reason for acquiring money market securities would be to avoid market losses. However, if market conditions improve, this strategy could result in reducing the potential gain from the market upswing, thus reducing the fund’s opportunity to achieve its investment goal.

As part of its normal operations, the fund may hold high quality money market securities pending investments or when it expects to need cash to pay redeeming shareholders. The fund will not deviate from its normal strategies if it holds these securities pending investments.

The management team may, when consistent with the fund’s investment goal, buy or sell options or futures on a security or an index of securities (commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. The primary purpose of using derivatives is to maintain liquidity and commit cash pending investment but they may also be used to attempt to reduce risk to the fund as a whole (hedge). The management team also may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Should the Company’s Board of Trustees determine that the investment goal of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be made without shareholder approval.

Key Risks

The main risk of any investment in stocks is that values fluctuate in price. The value of your investment can go up or down depending upon market conditions, which means you could lose money.

Because different kinds of stocks go in and out of favor depending on market conditions, this fund’s performance may be better or worse than other funds with different investment styles. In addition, if the Quantitative Equity Model used by the management team fails to accurately predict which stocks will perform well, fund performance will suffer.

The fund has been granted a revocable license by Mergent® to use the Dividend Achievers™ universe of common stocks. If Mergent® revokes the fund’s license to use the Dividend Achievers™ universe, the Board of Trustees may need to adopt a new investment goal and/or new investment strategies for the fund. There is no assurance that the fund would pursue or achieve its investment goal during the period in which it implements these replacement investment strategies. In addition, the fund is not an index fund, so the performance of the fund will differ from the composite performance of the Dividend Achievers™ universe of stocks as a whole for various reasons, including the fact that: (i) the fund will invest in a limited number of stocks included in the Dividend Achievers™ universe of common stocks; (ii) the weightings of the common stocks in the fund’s portfolio will be different than the weightings of the common stocks in the Dividend Achievers™ universe; (iii) the fund management team may invest up to 20% of the fund’s assets in common stocks that are not included in the Dividend Achievers™ universe; (iv) there may be delays between the time changes to the composition of the Dividend Achievers™ universe are announced by Mergent® and the time the fund is able to make such changes in its portfolio; and (v) unlike the Dividend Achievers™ universe of stocks, the fund has ongoing sales charges, operating expenses and transaction costs. At times the segment of the equity markets represented by the Dividend Achievers™ universe (i.e., high dividend paying stocks) may be out of favor and underperform other segments (e.g., growth stocks).

Dividends on common stocks are not fixed but are declared at the discretion of an issuer’s board of directors. There is no guarantee that the issuers of the common stocks in which the fund invests will declare dividends in the future or that if declared they will remain at current levels or increase over time. Qualified dividend income received by the fund and distributed to the fund’s shareholders will generally be eligible for the reduced tax rate applicable to such dividends under recently enacted tax legislation. Unless subsequent legislation is enacted, the reduction to tax rates will expire for taxable years beginning on or after January 1, 2009. A portion of the fund’s dividends may be a return of capital, which may, under certain circumstances, have adverse consequences to the fund and its shareholders.

The fund may, from time to time, invest a substantial portion of its assets in the securities of issuers in any single industry or sector of the economy if the companies selected through the application of the fund’s investment strategy result in such a focus. The fund cannot predict the industries or sectors in which its investment strategy may cause it to focus. If the fund invests heavily in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in an industry or sector in which the fund is invested would have a larger impact on the fund than on an investment company that does not focus on such industry or sector. The fund may invest a substantial portion of its assets in the financial services sector. Financial services companies may suffer a setback if regulators change the rules under which they operate. Unstable interest rates can have a disproportionate effect on the financial services sector, and financial services companies whose securities the fund may purchase may themselves have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that sector. Finally, financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies.

The fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

The fund’s use of derivatives may reduce the fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the fund to sell or otherwise close a derivatives position could expose the fund to losses. The fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally,

BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the fund’s derivatives positions to lose value.

High portfolio turnover (more than 100%) may result in increased transaction costs to the fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of fund securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. Unlike long-term capital gain, short-term capital gain of individuals is taxable at the same rates as ordinary income. These effects of higher than normal portfolio turnover may adversely affect fund performance.

When you invest in this fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

“Mergent®” and “Dividend Achievers™” are trademarks of Mergent® and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Mergent® and Mergent® makes no representation regarding the advisability of investing in the fund.

The fund and its shares are not sponsored, endorsed, sold or promoted by Mergent®. Mergent® makes no representation or warranty, express or implied, to the shareholders of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of any data supplied by Mergent® to track general stock market performance. Mergent’s® only relationship to the fund is the licensing of certain trademarks and trade names of Mergent® and of the data supplied by Mergent® which is determined, composed and calculated by Mergent® without regard to the fund or its shares. Mergent® has no obligation to take the needs of the fund or the shareholders of the fund into consideration in determining, composing or calculating the data supplied by Mergent®. Mergent® is not responsible for and has not participated in the determination of the prices of the shares of the fund or the timing of the issuance or sale of such shares. Mergent® has no obligation or liability in connection with the administration, marketing or trading of the fund or its shares.

Mergent® does not guarantee the accuracy and/or the completeness of any data supplied by it or any data included therein. Mergent® makes no warranty, express or implied, as to results to be obtained by the fund, its shareholders or affiliates, or any other person or entity from the use of the data supplied by Mergent® or any data included therein. Mergent® makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Distribution Fees: Fees paid to the fund’s distributor, BlackRock and service organizations for distribution of fund shares and related sales support services.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Service Fees: Fees that are paid to service organizations that provide personal services to shareholders.

Service Organizations: Brokers, dealers, financial institutions and industry professionals that provide support services to their customers who own shares of the Company.

or use with respect to the data supplied by Mergent® or any data included therein. Without limiting any of the foregoing, in no event shall Mergent® have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

Expenses and Fees

The tables below explain your pricing options and describes the fees and expenses that you may pay if you buy and hold Investor A, B and C Shares of the fund. The “Annual Fund Operating Expenses” table may not reflect expenses of the fund after February 1, 2006.

Shareholder Fees

(Fees paid directly from your investment)

	A Shares	B Shares	C Shares
Maximum Sales Charge (Load) Imposed on Purchases*	5.75%	0.0%	0.0%
(as percentage of offering price)
Maximum Deferred Sales Charge (Load)	0.0%	4.5%**	1.0	%***
(as percentage of offering price)
Redemption/Exchange Fee**** (as a percentage of amount redeemed)	2.0%	2.0%	2.0%

Annual Fund Operating Expenses

(Expenses that are deducted from fund assets)

	A Shares	B Shares	C Shares
Advisory fees	.55%	.55%	.55%
Distribution (12b-1) fees	.10%	.75%	.75%
Other expenses[1]	6.77%	6.77%	6.77%
Service fees	.25%	.25%	.25%
Other	6.52%	6.52%	6.52%
Total annual fund operating expenses	7.42%	8.07%	8.07%
Fee waivers and expense reimbursements[2]	6.12%	6.02%	6.02%
Net expenses[2]	1.30%	2.05%	2.05%
*	Reduced front-end sales charges may be available (See the section “Can the Sales Charge be Reduced or Eliminated?” for more information regarding the reduction of front-end sales charges). A CDSC of .75% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more.
**	The CDSC is 4.5% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on B Shares. (See the section “Purchase of Investor B Shares” for complete schedule of CDSCs.)
***	There is no CDSC on C Shares after one year.
****	Fee applies only to shares that are redeemed or exchanged within 90 days of purchase.
[1]	The fund is newly organized and, accordingly, “Other expenses” are based on estimated amounts for the current fiscal year. “Other expenses” include an annual licensing fee of (i) $30,000 for the first year of the fund’s operations and (ii) thereafter, .10% of average daily net assets paid to Mergent®, pursuant to a licensing agreement for the use of certain trademarks and for the use of the Dividend AchieversTM universe.
[2]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit expenses to 1.30% (for Investor A Shares) and 2.05% (for Investor B and C Shares) of average daily net assets until February 1, 2006. The fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses, redemption at the end of each time period and, with respect to B Shares and C Shares only, no redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
A Shares*	$700	$2,115
B Shares**
Redemption	$658	$2,169
B Shares
No Redemption	$208	$1,819
C Shares**
Redemption	$308	$1,819
C Shares
No Redemption	$208	$1,819
*	Reflects imposition of sales charge.
**	Reflects deduction of CDSC.

Fund Management

The fund management team is led by Fred Herrmann, CFA, and David Byrket, CFA, both Managing Directors at BlackRock Advisors, Inc. (BlackRock). Mr. Herrmann and Mr. Byrket head a six person investment team at BlackRock focused on quantitative strategies for the equity market. They have been managing the fund since its inception. Prior to joining BlackRock in 2003, both Mr. Byrket and Mr. Herrmann were Managing Directors at Weiss, Peck and Greer, LLC since 2001. They have been responsible for managing quantitative equity portfolios since 1996.

Financial Highlights

The financial information in the table below shows the fund’s financial performance for the period indicated. Certain information reflects results for a single fund share. The term “Total Return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, the fund’s independent registered public accountant for the period shown below. The independent registered public accountant’s report, along with the fund’s financial statements, are included in the Company’s annual report, which is available upon request (see back cover for ordering instructions). Deloitte & Touche LLP has been appointed as the Company’s independent registered public accountant for the current fiscal year.

FINANCIAL HIGHLIGHTS

(For an Investor A, B or C Share Outstanding Throughout the Period)

Dividend AchieversTM Portfolio

	INVESTOR A SHARES	INVESTOR B SHARES	INVESTOR C SHARES
	For the Period 9/08/04[1] through 9/30/04	For the Period 9/08/04[1] through 9/30/04	For the Period 9/08/04[1] through 9/30/04
Net asset value at beginning of period	$10.00	$10.00	$10.00

Income from investment operations
Net investment income	0.01 [3]	0.01 [3]	0.01 [3]
Net loss on investments (both realized and unrealized)	(0.05)	(0.05)	(0.05)

Total from investment operations	(0.04)	(0.04)	(0.04)

Net asset value at end of period	$9.96	$9.96	$9.96

Total return[2]	(0.40)%	(0.40)%	(0.40)%
Ratios/Supplemental data
Net assets at end of period (in thousands)	– –	– –	– –
Ratios of expenses to average net assets
Net expenses	1.30%[4]	2.05%[4]	2.05%[4]
Total expenses	2.08%[4]	2.58%[4]	2.58%[4]
Ratios of net investment income to average net assets
After advisory/administration and other fee waivers	1.01%[4]	0.51%[4]	0.51%[4]
Before advisory/administration and other fee waivers	0.23%[4]	0.27%[4]	0.27%[4]
Portfolio turnover rate	9%	9%	9%
[1]	Commencement of Operations.
[2]	Neither front-end sales load nor contingent deferred sales load is reflected in total return.
[3]	Calculated using the average shares outstanding method.
[4]	Annualized

BlackRock

Legacy Portfolio

IMPORTANT DEFINITIONS

Equity Security: A security, such as stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed income or debt securities because they represent indebtedness to the bondholders, not ownership (although convertible bonds are fixed income securities that are convertible to equity according to their terms).

Growth Companies: All stocks are generally divided into the categories of “growth” or “value,” although there are times when a growth fund and value fund may own the same stock. Growth stocks are companies whose earnings growth potential appears to the manager to be greater than the market in general and whose revenue growth is expected to continue for an extended period. These stocks typically pay relatively low dividends and sell at relatively high valuations. Value stocks are companies that appear to the manager to be undervalued by the market as measured by certain financial formulas.

Investment Style: Refers to the guiding principles of a mutual fund’s investment choices. The investment style of this fund is growth, referring to the type of securities the manager will choose for this fund.

Investment Goal

The fund seeks to provide long-term growth of capital.

Primary Investment Strategies

Under normal market conditions, the fund invests at least 65% of total assets in common and preferred stock and securities convertible into common and preferred stock of mid- and large-size companies.

The fund seeks to invest in fundamentally sound companies with strong management, superior earnings growth prospects and attractive relative valuations. The disciplined investment process uses bottom-up stock selection as the primary driver of returns. The fund emphasizes large companies that exhibit stable growth and accelerated earnings.

While the fund generally expects to invest across a broad range of industries, it may favor companies in those industries that appear to offer higher potential for long-term growth.

Although the fund does not expect to do so as a matter of course, it is permitted to invest up to 35% of total assets in other securities (for example, bonds and small-size company stocks).

It is possible that in extreme market conditions the fund temporarily may invest some or all of its assets in high quality money market securities. Such a temporary defensive strategy would be inconsistent with the fund’s primary investment strategies. The reason for acquiring money market securities would be to avoid market losses. However, if market conditions improve, this strategy could result in reducing the potential gain from the market upswing, thus reducing the fund’s opportunity to achieve its investment goal.

As part of its normal operations, the fund may hold high quality money market securities pending investments or when it expects to need cash to pay redeeming shareholders. The fund will not deviate from its normal strategies if it holds these securities pending investments.

The fund generally will sell a stock when, in the management team’s opinion, the stock reaches its price target, there is a deterioration in the company’s future growth prospects, an inability to sustain earnings momentum, less attractive valuation, a significant price change or more compelling investment opportunities elsewhere.

The management team may, when consistent with the fund’s investment goal, buy or sell options or futures on a security or an index of securities (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument at a specific price on or before a specific date. A future is an agreement to buy or sell an instrument at a specific price on a specific date. The primary purpose of using derivatives is to attempt to reduce risk to the fund as a whole (hedge) but they may also be used to maintain liquidity and commit cash pending investment. The management team also may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

Should the Company’s Board of Trustees determine that the investment goal of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval.

Key Risks

The main risk of any investment in stocks is that values fluctuate in price. The value of your investment can go up or down depending upon market conditions, which means you could lose money.

The fund’s investment approach, with its emphasis on keeping portfolio turnover low, means that the fund could continue to hold various stocks through adverse markets rather than selling them. This could cause the fund to have deeper losses during down markets than a fund that has invested in similar stocks but does not seek reduced turnover. To the extent that the fund does sell securities during times of volatility, either for investment management reasons or to meet shareholder redemption requests, portfolio turnover and capital gains distributions are likely to increase as a result. For this reason, shareholders who actively trade or exchange fund shares could adversely affect the management of the fund and are discouraged from investing in it.

While the fund’s buy-and-hold approach is designed to allow it to capture long-term gains, prices of some stocks may not return to previous highs. To the extent that the fund continues to hold these stocks, it may miss opportunities to realize gains and its long-term performance may be reduced.

The fund may invest in companies that have relatively small market capitalizations. These organizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts. The securities of smaller capitalized companies are often traded in the over-the-counter markets and may have fewer market makers and wider price spreads. This may result in greater price movements and reduced ability to sell the fund’s investment than if the fund held the securities of larger, more established companies.

Because different kinds of stocks go in and out of favor depending on market conditions, this fund’s performance may be better or worse than other funds with different investment styles.

The fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

The value of any bonds held by the fund is likely to decline when interest rates rise; this risk is greater for bonds with longer maturities. It is also possible that a bond issuer could default on principal or interest payments, causing a loss for the fund.

The fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

The fund’s use of derivatives may reduce the fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the fund to sell or otherwise close a derivatives position could expose the fund to losses. The fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the fund’s derivatives positions to lose value.

When you invest in this fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Risk / Return Information

On January 31, 2005, the fund reorganized with the State Street Research Legacy Fund (the SSR Fund). The SSR Fund transferred substantially all of its assets and liabilities to the fund in exchange for shares of the fund, which were then distributed to SSR Fund shareholders. For periods prior to January 31, 2005, the chart and table below show performance information for the SSR Fund, which had substantially similar investment goals and strategies as the fund. The chart and table give you a picture of long-term performance for Investor A Shares (in the chart) and for Investor A, B and C Shares (in the table). The information shows you how performance has varied year by year and provides some indication of the risks of investing in the fund. The table compares the performance to that of the Russell 1000 Growth Index, a recognized unmanaged index of stock market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If certain SSR Fund expenses had not been waived or reimbursed during these periods, returns would have been lower.

The performance of the Investor A Shares of the fund is based on the performance of the A Shares of the SSR Fund. The performance of the Investor B Shares of the fund is based on the performance of the B(1) Shares of the SSR Fund. The performance of the Investor C Shares of the fund is based on the performance of the C Shares of the SSR Fund. The performance for the period before B(1) Shares of the SSR Fund were launched on January 1, 1999 is based upon performance for B Shares of the SSR Fund. The actual return of B(1) Shares would have been lower than shown for this period because B Shares of the SSR Fund had lower expenses than B(1) Shares.

As of 12/31 Investor A Shares

ANNUAL TOTAL RETURNS*

As of 12/31/04

AVERAGE ANNUAL TOTAL RETURNS*

These returns assume payment of applicable sales charges.

	1 Year	3 Years	5 Years	Since Inception	Inception Date[1]
Legacy; Inv A
Return Before Taxes	3.37%	0.65%	-4.93%	3.61%	12/31/97
Return After Taxes on Distributions	3.37%	0.65%	-4.93%	3.61%
Return After Taxes on Distributions and Sale of Shares	2.19%	0.56%	-4.12%	3.12%
Legacy; Inv B
Return Before Taxes	4.02%	0.98%	-4.86%	3.74%	12/31/97
Legacy; Inv C
Return Before Taxes	7.93%	1.93%	-4.47%	3.74%	12/31/97
Russell 1000 Growth (Reflects no deduction for fees, expenses or taxes)	6.30%	-0.18%	-9.29%	1.81%	N/A
*	The chart and the table both assume reinvestment of dividends and distributions. Source: BlackRock Advisors, Inc.
[1]	Inception date of the SSR Fund’s oldest class(es).

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B and C Shares will vary.

Expenses and Fees

The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Investor A, B and C Shares of the fund. The “Annual Fund Operating Expenses” table may not reflect expenses of the fund after February 1, 2007.

Shareholder Fees

(Fees paid directly from your investment)

	A Shares	B Shares	C Shares
Maximum Sales Charge (Load) Imposed on Purchases*	5.75%	0.0%	0.0%
(as percentage of offering price)
Maximum Deferred Sales Charge (Load)	0.0%	4.5%**	1.0	%***
(as percentage of offering price)
Redemption/Exchange Fee****	2.0%	2.0%	2.0%
(as a percentage of amount redeemed)

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Distribution Fees: Fees paid to the fund’s distributor, BlackRock and service organizations for distribution of fund shares and related sales support services.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Service Fees: Fees that are paid to service organizations that provide personal services to shareholders.

Service Organizations: Brokers, dealers, financial institutions and industry professionals that provide support services to their customers who own shares of the Company.

Annual Fund Operating Expenses

(Expenses that are deducted from fund assets)

	A Shares	B Shares	C Shares
Advisory fees	.65%	.65%	.65%
Distribution (12b-1) fees	.10%	.75%	.75%
Other expenses	.71%	.71%	.71%
Service fees	.25%	.25%	.25%
Other	.46%	.46%	.46%
Total annual fund operating expenses	1.46%	2.11%	2.11%
Fee waivers and expense reimbursements[1]	.11%	.01%	.01%
Net expenses[1]	1.35%	2.10%	2.10%
*	Reduced front-end sales charges may be available (See the section “Can the Sales Charge be Reduced or Eliminated?” for more information regarding the reduction of front-end sales charges). A CDSC of 0.75% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more.
**	The CDSC is 4.5% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on B Shares. (See the section “Purchase of Investor B Shares” for complete schedule of CDSCs.)
***	There is no CDSC on C Shares after one year.
****	Fee applies only to shares that are redeemed or exchanged within 90 days of purchase.
[1]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit expenses to 1.35% (for Investor A Shares) and 2.10% (for Investor B and C Shares) of average daily net assets until February 1, 2007. See the “Management” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses, redemption at the end of each time period and, with respect to B and C Shares only, no redemption at the end of each time period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares*	$705	$989	$1,306	$2,203
B Shares**
Redemption	$663	$1,009	$1,332	$2,274	***
B Shares
No Redemption	$213	$659	$1,132	$2,274	***
C Shares**
Redemption	$313	$659	$1,132	$2,440
C Shares
No Redemption	$213	$659	$1,132	$2,440
*	Reflects imposition of sales charge.
**	Reflects deduction of CDSC.
***	Based on the conversion of Investor B Shares to Investor A Shares after eight years.

As a shareholder you pay certain fees and expenses. Shareholder transaction fees are paid out of your investment and annual fund operating expenses are paid out of fund assets.

This prospectus offers shareholders different ways to invest with three separate pricing options. You need to understand your choices so that you can choose the pricing option that is most suitable for you. As shown above, with one option (Investor A Shares) you pay a one-time front-end transaction fee each time you buy shares. Investor B and Investor C Shares have no front-end charges but have higher on-going fees, which are paid over the life of the investment, and have a contingent deferred sales charge (CDSC) that you may pay when you redeem your shares. Which option schedule should you choose? It depends on your individual circumstances. You should know that the lowest sales charge won’t necessarily be the least expensive option over time. For example, if you intend to hold your shares long term it may cost less to buy A Shares than B or C Shares.

Fund Management

The fund management team is led by Jeffrey R. Lindsey, CFA, Managing Director at BlackRock Advisors, Inc. (BlackRock), and Edward P. Dowd, Director at BlackRock. Mr. Lindsey and Mr. Dowd also lead the portfolio management team of the BlackRock Exchange Fund.

Mr. Lindsey and Mr. Dowd joined BlackRock following the merger with State Street Research & Management (SSRM) in 2005. Prior to joining BlackRock, Mr. Lindsey, a co-portfolio manager of the SSR Legacy Fund since 2002, was a Managing Director and the Chief Investment Officer—Growth beginning in 2003, and was responsible for overseeing all of SSRM’s growth and core products. He was employed by SSRM beginning in 2002. During the past five years, he has also served as a Managing Director, Director of Concentrated Growth Products and Senior Vice President at Putnam Investments.

Prior to joining BlackRock, Mr. Dowd was a Vice President at SSRM. He was employed by SSRM beginning in 2002 and was a co-portfolio manager of the SSR Legacy Fund. During the past five years, he also served as a Vice President and Technology Sector Leader for Independence Investment LLC and as an equity research associate at Donaldson, Lufkin & Jennrette.

Financial Highlights

The financial information in the tables below shows financial performance for the periods indicated. For periods prior to January 31, 2005, the table shows performance information for the SSR Fund, which reorganized with the fund on that date. Certain information reflects results for a single fund share. The term “Total Return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. These figures have been audited by PricewaterhouseCoopers LLP (for periods through October 31, 2002) and Deloitte & Touche LLP (for periods after October 31, 2002). The independent registered public accountant’s report, along with the fund’s financial statements, are included in the Company’s annual report, which is available upon request (see back cover for ordering instructions). Deloitte & Touche LLP has been appointed as the Company’s independent registered public accountant for the current fiscal year.

FINANCIAL HIGHLIGHTS

(For an Investor A, B or C Share Outstanding Throughout Each Period)

Legacy Portfolio

	INVESTOR A SHARES
	Year Ended 10/31/04(a)(e)	Year Ended 10/31/03(a)	Year Ended 10/31/02(a)(g)	Year Ended 10/31/01(a)(g)	Six Months Ended 10/31/00(a)(f)(g)		Year Ended 4/30/00(a)(g)
Net asset value at beginning of period	$11.91	$9.96	$11.56	$16.39	$15.99		$14.42

Income from investment operations
Net investment income (loss)	(0.08)	(0.05)	(0.03)	(0.05)	(0.04)		(0.05)
Net gain (loss) on investments (both realized and unrealized)	0.64	2.00	(1.57)	(4.78)	0.44		1.62

Total from investment operations	0.56	1.95	(1.60)	(4.83)	0.40		1.57

Net asset value at end of period	$12.47	$11.91	$9.96	$11.56	$16.39		$15.99

Total return(b)	4.70%	19.58%	(13.84)%	(29.47)%	2.50	%(c)	10.89%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$99,435	$103,247	$76,798	$103,774	$151,920		$143,037
Ratios of expenses to average net assets
Net expenses	1.44%	1.38%	1.39%	1.35%	1.34	%(d)	1.22%
Total expenses	1.44%	1.38%	1.38%	1.33%	1.34	%(d)	1.21%
Ratios of net investment loss to average net assets	(0.62)%	(0.47)%	(0.28)%	(0.39)%	(0.54	)%(d)	(0.34)%
Portfolio turnover rate	90.86%	112.57%	30.87%	21.61%	11.07%		33.23%

(a)	Per-share figures have been calculated using the average shares method.
(b)	Does not reflect any front-end or contingent deferred sales charges.
(c)	Not annualized
(d)	Annualized
(e)	During the year ended October 31, 2004, the Distributor made restitution payments to the fund as part of a settlement with NASD. These payments had no effect on the net realized and unrealized gain on investments per share.
(f)	Effective August 2, 2000, the fiscal year end of the fund changed from April 30 to October 31.
(g)	Audited by other auditors

Continued

FINANCIAL HIGHLIGHTS

(For an Investor A, B or C Share Outstanding Throughout Each Period)

Legacy Portfolio

	INVESTOR B SHARES
	Year Ended 10/31/04(a)(e)	Year Ended 10/31/03(a)	Year Ended 10/31/02(a)(g)	Year Ended 10/31/01(a)(g)	Six Months Ended 10/31/00(a)(f)(g)		Year Ended 4/30/00(a)(g)
Net asset value at beginning of period	$11.41	$9.61	$11.23	$16.04	$15.71		$14.28

Income from investment operations
Net investment loss	(0.15)	(0.12)	(0.11)	(0.15)	(0.10)		(0.17)
Net gain (loss) on investments (both realized and unrealized)	0.60	1.92	(1.51)	(4.66)	0.43		1.60

Total from investment operations	0.45	1.80	(1.62)	(4.81)	0.33		1.43

Net asset value at end of period	$11.86	$11.41	$9.61	$11.23	$16.04		$15.71

Total return(b)	3.94%	18.73%	(14.43)%	(29.99)%	2.10	%(c)	10.01%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$97,938	$108,125	$90,564	$129,464	$184,818		$153,359
Ratios of expenses to average net assets
Expense ratio	2.14%	2.08%	2.09%	2.05%	2.04	%(d)	1.97%
Expense ratio after expense reductions	2.14%	2.08%	2.08%	2.03%	2.04	%(d)	1.96%
Ratios of net investment loss to average net assets	(1.31)%	(1.17)%	(0.98)%	(1.09)%	(1.25	)(d)	(1.13)
Portfolio turnover rate	90.86%	112.57%	30.87%	21.61%	11.07%		33.23%

	INVESTOR C SHARES
	Year Ended 10/31/04(a)(e)	Year Ended 10/31/03(a)	Year Ended 10/31/02(a)(g)	Year Ended 10/31/01(a)(g)	Six Months Ended 10/31/00(a)(f)(g)		Year Ended 4/30/00(a)(g)
Net asset value at beginning of period	$11.41	$9.61	$11.23	$16.05	$15.71		$14.28

Income from investment operations
Net investment loss	(0.15)	(0.11)	(0.11)	(0.15)	(0.10)		(0.16)
Net gain (loss) on investments (both realized and unrealized)	0.60	1.91	(1.51)	(4.67)	0.44		1.59

Total from investment operations	0.45	1.80	(1.62)	(4.82)	0.34		1.43

Net asset value at end of period	$11.86	$11.41	$9.61	$11.23	$16.05		$15.71

Total return(b)	3.94%	18.73%	(14.43)%	(30.03)%	2.16	%(c)	10.01%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$23,854	$30,516	$31,274	$46,809	$76,137		$69,061
Ratios of expenses to average net assets
Net expenses	2.14%	2.08%	2.09%	2.05%	2.04	%(d)	1.97%
Total expenses	2.14%	2.08%	2.08%	2.03%	2.04	%(d)	1.96%
Ratios of net investment loss to average net assets	(1.30)%	(1.15)%	(0.99)%	(1.08)%	(1.24	)%(d)	(1.10)%
Portfolio turnover rate	90.86%	112.57%	30.87%	21.61%	11.07%		33.23%

(a)	Per-share figures have been calculated using the average shares method.
(b)	Does not reflect any front-end or contingent deferred sales charges.
(c)	Not annualized
(d)	Annualized
(e)	During the year ended October 31, 2004, the Distributor made restitution payments to the fund as part of a settlement with NASD. These payments had no effect on the net realized and unrealized gain on investments per share.
(f)	Effective August 2, 2000, the fiscal year end of the fund changed from April 30 to October 31.
(g)	Audited by other auditors

BlackRock

Mid-Cap Growth Equity Portfolio

IMPORTANT DEFINITIONS

Earnings Growth: The rate of growth in a company’s earnings per share from period to period. Security analysts attempt to identify companies with earnings growth potential because a pattern of earnings growth may cause share prices to increase.

Equity Security: A security, such as stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed income or debt securities because they represent indebtedness to the bondholder, not ownership (although convertible bonds are fixed income securities that are convertible to equity according to their terms).

Fundamental Analysis: A method of stock market analysis that concentrates on “fundamental” information about the company (such as its income statement, balance sheet, earnings and sales history, products and management) to attempt to forecast future stock value.

Growth Companies: All stocks are generally divided into the categories of “growth” or “value,” although there are times when a growth fund and value fund may own the same stock. Growth stocks are companies whose earnings growth potential appears to the manager to be greater than the market in general and whose revenue growth is expected to continue for an extended period. These stocks typically pay relatively low dividends and sell at relatively high valuations. Value stocks are companies that appear to the manager to be undervalued by the market as measured by certain financial formulas.

Investment Style: Refers to the guiding principles of a mutual fund’s investment choices. The investment style of this fund is mid-cap growth, referring to the type of securities the managers will choose for this fund.

Mid-Capitalization Companies: The fund defines these companies as those with market capitalizations between $1 billion and $10 billion. Capitalization refers to the market value of the company and is calculated by multiplying the number of shares outstanding by the current price per share.

Investment Goal

The fund seeks long-term capital appreciation.

Primary Investment Strategies

In pursuit of this goal, the fund normally invests at least 80% of its net assets in equity securities issued by U.S. mid-capitalization growth companies (market capitalizations between $1 billion and $10 billion) which the fund management team believes have above-average earnings growth potential. The fund primarily buys common stock but also can invest in preferred stock and securities convertible into common and preferred stock. From time to time the fund may invest in shares of companies through initial public offerings (IPOs).

The management team focuses on mid-cap emerging growth companies with market capitalizations between $1 billion and $10 billion. The management team would expect these companies to have products, technologies, management, markets and opportunities which will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation. The management team uses a bottom up investment style in managing the fund. This means securities are selected based upon fundamental analysis (such as analysis of earnings, cash flows, competitive position and management’s abilities) performed by the management team.

The fund generally will sell a stock when, in the management team’s opinion, there is a deterioration in the company’s fundamentals or the company fails to meet performance expectations.

It is possible that in extreme market conditions the fund temporarily may invest some or all of its assets in high quality money market securities. Such a temporary defensive strategy would be inconsistent with the fund’s primary investment strategies. The reason for acquiring money market securities would be to avoid market losses. However, if market conditions improve, this strategy could result in reducing the potential gain from the market upswing, thus reducing the fund’s opportunity to achieve its investment goal.

As part of its normal operations, the fund may hold high quality money market securities pending investments or when it expects to need cash to pay redeeming shareholders. The fund will not deviate from its normal strategies if it holds these securities pending investments.

The management team may, when consistent with the fund’s investment goal, buy or sell options or futures on a security or an index of securities (commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. The primary purpose of using derivatives is to attempt to reduce risk to the fund as a whole (hedge) but they may also be used to maintain liquidity and commit cash pending investment. The management team also may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Should the Company’s Board of Trustees determine that the investment goal of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval.

Key Risks

The main risk of any investment in stocks is that values fluctuate in price. The value of your investment can go up or down depending upon market conditions, which means you could lose money.

Because different kinds of stocks go in and out of favor depending on market conditions, this fund’s performance may be better or worse than other funds with different investment styles. For example, in some markets a fund holding mid-cap value stocks may outperform this fund.

There is more business risk in investing in mid-capitalization companies than in larger, better capitalized companies. These organizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies.

IPOs and companies that have recently gone public have the potential to produce substantial gains for the fund. However, there is no assurance that the fund will have access to profitable IPOs and therefore investors should not rely on these past gains as an indication of future performances. The investment performance of the fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the fund is able to do so. In addition, as the fund increases in size, the impact of IPOs on the fund’s performance will generally decrease. Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering.

While the management team chooses stocks they believe to have above-average earnings growth potential, there is no guarantee that the investments will increase in value or that they won’t decline.

The fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

The fund’s use of derivatives may reduce the fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the fund to sell or otherwise close a derivatives position could expose the fund to losses. The fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the fund’s derivatives positions to lose value.

High portfolio turnover (more than 100%) may result in increased transaction costs to the fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of fund securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. Unlike long-term capital gain, short-term capital gain of individuals is taxable at the same rates as ordinary income. These effects of higher than normal portfolio turnover may adversely affect fund performance.

When you invest in this fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Risk / Return Information

The chart and table below give you a picture of the fund’s long-term performance for Investor A Shares (in the chart) and for Investor A, B and C Shares (in the table). The information shows you how the fund’s performance has varied year by year and provides some indication of the risks of investing in the fund. The table compares the fund’s performance to that of the Russell Midcap Growth Index, a recognized unmanaged index of stock market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain fund expenses during these periods, the fund’s returns would have been lower.

As of 12/31 Investor A Shares

ANNUAL TOTAL RETURNS*

As of 12/31/04

AVERAGE ANNUAL TOTAL RETURNS*

These returns assume payment of applicable sales charges.

	1 Year	3 Years	5 Years	Since Inception	Inception Date[1]
Mid-Cap Growth; Inv A
Return Before Taxes	8.47%	1.00%	-9.21%	8.29%	12/27/96
Return After Taxes on Distributions	8.47%	1.00%	-11.79%	4.87%
Return After Taxes on Distributions and Sale of Shares	5.51%	0.85%	-8.71%	5.51%
Mid-Cap Growth; Inv B
Return Before Taxes	9.75%	1.08%	-9.02%	8.34%	12/27/96
Mid-Cap Growth; Inv C
Return Before Taxes	13.25%	2.25%	-8.73%	8.34%	12/27/96
Russell Midcap Growth (Reflects no deduction for fees, expenses or taxes)	15.48%	6.16%	-3.36%	7.94%	N/A
*	The chart and the table both assume reinvestment of dividends and distributions. Source: BlackRock Advisors, Inc.
[1]	Inception date of the fund’s oldest class(es).

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B and C Shares will vary.

Expenses and Fees

The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Investor A, B and C Shares of the fund. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees) and may not reflect expenses of the fund after February 1, 2007.

Shareholder Fees

(Fees paid directly from your investment)

	A Shares	B Shares	C Shares
Maximum Sales Charge (Load) Imposed on Purchases*	5.75%	0.0%	0.0%
(as percentage of offering price)
Maximum Deferred Sales Charge (Load)	0.0%	4.5%**	1.00	%***
(as percentage of offering price)
Redemption/Exchange Fee****	2.0%	2.0%	2.0%
(as a percentage of amount redeemed)

Annual Fund Operating Expenses

(Expenses that are deducted from fund assets)

	A Shares	B Shares	C Shares
Advisory fees	.80%	.80%	.80%
Distribution (12b-1) fees	.10%	.75%	.75%
Other expenses	.80%	.80%	.80%
Service fees	.25%	.25%	.25%
Other	.55%	.55%	.55%
Total annual fund operating expenses	1.70%	2.35%	2.35%
Fee waivers and expense reimbursements[1]	.12%	.02%	.02%
Net expenses[1]	1.58%	2.33%	2.33%
*	Reduced front-end sales charges may be available (see the section “Can the Sales Charge be Reduced or Eliminated?” for more information regarding the reduction of front-end sales charges). A CDSC of 1.00% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more.
**	The CDSC is 4.5% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on B Shares. (See the section “Purchase of Investor B Shares” for complete schedule of CDSCs.)
***	There is no CDSC on C Shares after one year.
****	Fee applies only to shares that are redeemed or exchanged within 90 days of purchase.
[1]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit expenses to 1.58% (for Investor A Shares) and 2.33% (for Investor B and C Shares) of average daily net assets until February 1, 2007. See the “Management” section for a discussion of these waivers and reimbursements.

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Distribution Fees: Fees paid to the fund’s distributor, BlackRock and service organizations for distribution of fund shares and related sales support services.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Service Fees: Fees that are paid to service organizations that provide personal services to shareholders.

Service Organizations: Brokers, dealers, financial institutions and industry professionals that provide support services to their customers who own shares of the Company.

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses, redemption at the end of each time period and, with respect to B Shares and C Shares only, no redemption at the end of each time period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares*	$726	$1,057	$1,423	$2,449
B Shares**
Redemption	$686	$1,080	$1,452	$2,521***
B Shares
No Redemption	$236	$ 730	$1,252	$2,521***
C Shares**
Redemption	$336	$ 730	$1,252	$2,683
C Shares
No Redemption	$236	$ 730	$1,252	$2,683
*	Reflects imposition of sales charge.
**	Reflects deduction of CDSC.
***	Based on the conversion of Investor B Shares to Investor A Shares after eight years.

As a shareholder you pay certain fees and expenses. Shareholder transaction fees are paid out of your investment and annual fund operating expenses are paid out of fund assets.

This prospectus offers shareholders different ways to invest with three separate pricing options. You need to understand your choices so that you can choose the pricing option that is most suitable for you. As shown above, with one option (Investor A Shares) you pay a one-time front-end transaction fee each time you buy shares. The other options (Investor B and Investor C Shares) have no front-end charges but have higher on-going fees, which are paid over the life of the investment, and have a contingent deferred sales charge (CDSC) that you may pay when you redeem your shares. Which option should you choose? It depends on your individual circumstances. You should know that the lowest sales charge won’t necessarily be the least expensive option over time. For example, if you intend to hold your shares long term it may cost less to buy A Shares than B or C Shares.

Fund Management

The fund management team is led by Eileen M. Leary, CFA, Managing Director at BlackRock Advisors, Inc. (BlackRock), Anne Truesdale, CFA, Vice President at BlackRock, and Neil Wagner, Managing Director at BlackRock.

Ms. Leary and Ms. Truesdale joined BlackRock following the merger with State Street Research & Management (SSRM) in 2005. Prior to joining BlackRock, Ms. Leary was responsible for the State Street Research Mid-Cap Growth Fund’s day-to-day portfolio management beginning in October 2002, when she became a Portfolio Manager at SSRM. Previously, she had been an Equity Research Associate and an Analyst.

Prior to joining BlackRock, Ms. Truesdale was a member of the small and mid-cap growth equity team at SSRM. She was employed by SSRM beginning in 1997 and has been an equity analyst focusing on mid-cap growth companies in the technology, media, gaming, financial and services sectors. Prior to that, she was part of the Central Research team covering the telecom, publishing, IT services, business services and financial services sectors.

Mr. Wagner heads a nine person investment team at BlackRock focused on small and mid-cap growth equities. He has been a manager of the fund since May 2002. He became a Managing Director at BlackRock in January 2004. Prior to joining BlackRock in April 2002, Mr. Wagner worked at Massachusetts Financial Services (MFS), focusing on small and mid cap equities. Mr. Wagner joined MFS as a research analyst in 1998 and became a portfolio manager there in 2000. Prior to that, he was a senior equity research analyst at DFS Advisors LLC from 1997 to 1998.

Financial Highlights

The financial information in the tables below shows the fund’s financial performance for the periods indicated. Certain information reflects results for a single fund share. The term “Total Return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP (for the fiscal year ended 9/30/04) and PricewaterhouseCoopers LLP (for the other fiscal years shown). The independent registered public accountant’s report, along with the fund’s financial statements, are included in the Company’s annual report, which is available upon request (see back cover for ordering instructions). Deloitte & Touche LLP has been appointed as the Company’s independent registered public accountant for the current fiscal year.

FINANCIAL HIGHLIGHTS

(For an Investor A, B or C Share Outstanding Throughout Each Period)

Mid-Cap Growth Equity Portfolio

	INVESTOR A SHARES					INVESTOR B SHARES
	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00
Net asset value at beginning of period	$7.17	$5.77	$7.17	$25.92	$18.85	$6.67	$5.41	$6.77	$25.12	$18.52

Income from investment operations
Net investment loss	(0.09)[3]	(0.07)	(0.11)	(0.04)	(0.13)	(0.14)[3]	(0.11)	(0.16)	(0.12)	(0.22)
Net gain (loss) on investments (both realized and unrealized)	1.18	1.47	(1.29)	(11.23)	13.82	1.10	1.37	(1.20)	(10.75)	13.44

Total from investment operations	1.09	1.40	(1.40)	(11.27)	13.69	0.96	1.26	(1.36)	(10.87)	13.22

Less distributions
Distributions from net realized gains	– –	– –	– –	(7.48)	(6.62)	– –	– –	– –	(7.48)	(6.62)

Total distributions	– –	– –	– –	(7.48)	(6.62)	– –	– –	– –	(7.48)	(6.62)

Net asset value at end of period	$8.26	$7.17	$5.77	$7.17	$25.92	$7.63	$6.67	$5.41	$6.77	$25.12

Total return[1]	15.20%[2]	24.26%[2]	(19.53)%	(56.91)%	90.62%	14.39%[2]	23.29%[2]	(20.09)%	(57.24)%	89.38%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$27,777	$25,960	$26,242	$38,225	$83,152	$31,900	$33,982	$33,822	$51,186	$122,726
Ratios of expenses to average net assets
Net expenses	1.67%	1.68%	1.62%	1.60%	1.57%	2.44%	2.43%	2.37%	2.35%	2.31%
Total expenses	1.77%	1.71%	1.62%	1.60%	1.57%	2.45%	2.45%	2.37%	2.35%	2.31%
Ratios of net investment loss to average net assets
After advisory/administration and other fee waivers	(1.09)%	(0.96)%	(1.24)%	(0.38)%	(0.80)%	(1.86)%	(1.69)%	(1.98)%	(1.12)%	(1.53)%
Before advisory/administration and other fee waivers	(1.19)%	(0.98)%	(1.24)%	(0.38)%	(0.80)%	(1.87)%	(1.71)%	(1.98)%	(1.12)%	(1.53)%
Portfolio turnover rate	29%	168%	279%	584%	425%	29%	168%	279%	584%	425%

	INVESTOR C SHARES
	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00
Net asset value at beginning of period	$6.67	$5.41	$6.77	$25.10	$18.52

Income from investment operations
Net investment loss	(0.14)[3]	(0.11)	(0.18)	(0.13)	(0.21)
Net gain (loss) on investments (both realized and unrealized)	1.10	1.37	(1.18)	(10.72)	13.41

Total from investment operations	0.96	1.26	(1.36)	(10.85)	13.20

Less distributions
Distributions from net realized gains	– –	– –	– –	(7.48)	(6.62)

Total distributions	– –	– –	– –	(7.48)	(6.62)

Net asset value at end of period	$7.63	$6.67	$5.41	$6.77	$25.10

Total return[1]	14.39%[2]	23.29%[2]	(20.09)%	(57.19)%	89.23%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$11,269	$12,212	$12,092	$21,144	$61,542
Ratios of expenses to average net assets
Net expenses	2.44%	2.43%	2.37%	2.35%	2.30%
Total expenses	2.45%	2.45%	2.37%	2.35%	2.30%
Ratios of net investment loss to average net assets
After advisory/administration fee waivers	(1.86)%	(1.69)%	(1.98)%	(1.10)%	(1.51)%
Before advisory/administration fee waivers	(1.87)%	(1.71)%	(1.98)%	(1.10)%	(1.51)%
Portfolio turnover rate	29%	168%	279%	584%	425%

[1]	Neither front-end sales load nor contingent deferred sales load is reflected in total return.
[2]	Redemption fee of 2.00% is reflected in total return calculations.
[3]	Calculated using the average shares outstanding method.

BlackRock

Aurora Portfolio

IMPORTANT DEFINITIONS

Equity Security: A security, such as stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed income or debt securities because they represent indebtedness to the bondholder, not ownership (although convertible bonds are fixed income securities that are convertible to equity according to their terms).

Investment Style: Refers to the guiding principles of a mutual fund’s investment choices. The investment style of this fund is small- and mid-cap value, referring to the type of securities the managers will choose for this fund.

Value Companies: All stocks are generally divided into the categories of “growth” or “value,” although there are times when a growth fund and value fund may own the same stock. Value stocks are companies that appear to the manager to be undervalued by the market as measured by certain financial formulas. Growth stocks are companies whose earnings growth potential appears to the manager to be greater than the market in general and whose growth in revenue is expected to continue for an extended period.

Investment Goal

The fund seeks to provide high total return, consisting principally of capital appreciation.

Primary Investment Strategies

Under normal market conditions, the fund invests at least 80% of its total assets in small- and mid-capitalization common and preferred stocks and securities convertible into common and preferred stocks.

In choosing among small- and mid-capitalization stocks, the fund takes a value approach, searching for those companies that appear to be trading below their true worth. The fund uses research to identify potential investments, examining such features as a company’s financial condition, business prospects, competitive position and business strategy. The fund looks for companies that appear likely to come back in favor with investors, for reasons that may range from good prospective earnings and strong management teams to the introduction of new products and services.

The fund considers issuers of small- and mid-capitalization value stocks to be companies that are comparable in size to the companies in the Russell 2500 Value Index (between approximately $80 million and $5 billion as of September 30, 2004) or a similar index. In the future, the fund may define small- or mid-capitalization companies using a different index or classification system. The fund may continue to hold or buy additional shares of a company that no longer is of comparable size if the fund management team continues to believe that those shares are an attractive investment.

The fund reserves the right to invest up to 20% of total assets in other securities. These may include other types of stocks, such as large-capitalization stocks, growth stocks, and bonds. The fund may invest up to 5% of total assets in bonds that are below Standard & Poor’s BBB or Moody’s Baa rating categories, or their unrated equivalents (junk bonds). Split rated bonds will be considered to have the higher credit rating. From time to time the fund may invest without limit in shares of companies through initial public offerings (IPOs).

The fund generally will sell a stock when the fund management team believes the stock has reached its price target, it is fully valued or when, in their opinion, conditions change such that the risk of continuing to hold the stock is unacceptable when compared to its growth potential.

It is possible that in extreme market conditions the fund temporarily may invest some or all of its assets in high quality money market securities. Such a temporary defensive strategy would be inconsistent with the fund’s primary investment strategies. The reason for acquiring money market securities would be to avoid market losses. However, if market conditions improve, this strategy could result in reducing the potential gain from the market upswing, thus reducing the fund’s opportunity to achieve its investment goal.

As part of its normal operations, the fund may hold high quality money market securities pending investments or when it expects to need cash to pay redeeming shareholders. The fund will not deviate from its normal strategies if it holds these securities pending investments.

The management team may, when consistent with the fund’s investment goal, buy or sell options or futures on a security or an index of securities (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument at a specific price on or before a specific date. A future is an agreement to buy or sell an instrument at a specific price on a specific date. The primary purpose of using derivatives is to attempt to reduce risk to the fund as a whole (hedge) but they may also be used to maintain liquidity and commit cash pending investment. The management team also may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Should the Company’s Board of Trustees determine that the investment goal of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval.

Key Risks

The main risk of any investment in stocks is that values fluctuate in price. The value of your investment can go up or down depending upon market conditions, which means you could lose money.

While the fund management team chooses stocks it believes to be undervalued, there is no guarantee that the investments will increase in value or that they won’t decline.

The fund may invest in companies that have relatively small market capitalizations. These organizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts. The securities of smaller capitalized companies are often traded in the over-the-counter markets and may have fewer market makers and wider price spreads. This may result in greater price movements and less ability to sell the fund’s investment than if the fund held the securities of larger, more established companies.

IPOs and companies that have recently gone public have the potential to produce substantial gains for the fund. However, there is no assurance that the fund will have access to profitable IPOs and therefore investors should not rely on these past gains as an indication of future performances. The investment performance of the fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the fund is able to do so. In addition, as the fund increases in size, the impact of IPOs on the fund’s performance will generally decrease. Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering.

Because different kinds of stocks go in and out of favor depending on market conditions, this fund’s performance may be better or worse than other funds with different investment styles.

The fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

The value of any bonds held by the fund is likely to decline when interest rates rise; this risk is greater for bonds with longer maturities. It is also possible that a bond issuer could default on principal or interest payments, causing a loss for the fund. The fund may invest in non-investment grade or “high yield” securities commonly known to investors as “junk bonds.” Non-investment grade securities carry greater risks than investment grade securities, which have higher credit ratings, including a high risk of default. The yields of non-investment grade securities will move up and down over time.

The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market values may change from time to time, positively or negatively, to reflect new developments regarding the issuer. Companies that issue high yield securities are often young and growing and have a lot of debt. High yield securities are considered speculative, meaning there is a significant risk that companies issuing these securities may not be able to repay principal and pay interest or dividends on time. In addition, other creditors of a high yield issuer may have the right to be paid before the high yield bondholder. During an economic downturn, a period of rising interest rates or a recession, issuers of high yield securities who have a lot of debt may experience financial problems. They may not have enough cash to make their principal and interest payments. An economic downturn could also hurt the market for lower-rated securities and the fund. Also, the market for high yield securities is not as liquid as the market for higher rated securities. This means that it may be harder to buy and sell high yield securities, especially on short notice. The market could also be hurt by legal or tax changes.

The fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

The fund’s use of derivatives may reduce the fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the fund to sell or otherwise close a derivatives position could expose the fund to losses. The fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the fund’s derivatives positions to lose value.

Any securities that are thinly traded or whose resale is restricted can be difficult to sell at the desired time and price. Some of these securities are new and complex, and trade only among institutions; the markets for these securities are still developing, and may not function as efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper the fund’s ability to raise cash to meet redemptions. Also, because there may not be an established market price for these securities, the fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the fund) may have a subjective element. Transactions in restricted or illiquid securities may entail registration expense and other transaction costs that are higher than those for transactions in unrestricted or liquid securities. Where registration is required for restricted or illiquid securities, a considerable time period may elapse between the time the fund decides to sell the security and the time it is actually permitted to sell the security under an effective registration statement. If during such period, adverse market conditions were to develop, the fund might obtain less favorable pricing terms than when it decided to sell the security.

High portfolio turnover (more than 100%) may result in increased transaction costs to the fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of fund securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. Unlike long-term capital gain, short-term capital gain of individuals is taxable at the same rates as ordinary income. These effects of higher than normal portfolio turnover may adversely affect fund performance.

When you invest in this fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Risk / Return Information

On January 31, 2005, the fund reorganized with the State Street Research Aurora Fund (the SSR Fund). The SSR Fund transferred substantially all of its assets and liabilities to the fund in exchange for shares of the fund, which were then distributed to SSR Fund shareholders. For periods prior to January 31, 2005, the chart and table below show performance information for the SSR Fund, which had substantially similar investment goals and strategies as the fund. The chart and table give you a picture of long-term performance for Investor A Shares (in the chart) and for Investor A, B and C Shares (in the table). The information shows you how performance has varied year by year and provides some indication of the risks of investing in the fund. The table compares the performance to that of the Russell 2500 Value Index and the Russell 2000 Value Index, each a recognized unmanaged index of stock market performance. Prior to January 31, 2005, the SSR Fund’s benchmark was the Russell 2000 Value Index. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If certain SSR Fund expenses had not been waived or reimbursed during these periods, returns would have been lower.

The performance of the Investor A Shares of the fund is based on the performance of the A Shares of the SSR Fund. The performance of the Investor B Shares of the fund is based on the performance of the B(1) Shares of the SSR Fund. The performance of the Investor C Shares of the fund is based on the performance of the C Shares of the SSR Fund. The performance for the period before B(1) Shares of the SSR Fund were launched on January 1, 1999 is based upon performance for B Shares of the SSR Fund. The actual return of B(1) Shares would have been lower than shown for this period because B Shares of the SSR Fund had lower expenses than B(1) Shares.

As of 12/31 Investor A Shares

ANNUAL TOTAL RETURNS*

As of 12/31/04

AVERAGE ANNUAL TOTAL RETURNS*

These returns assume payment of applicable sales charges.

	1 Year	3 Years	5 Years	Since Inception	Inception Date[1]
Aurora; Inv A
Return Before Taxes	8.34%	9.16%	15.59%	20.80%	02/13/95
Return After Taxes on Distributions	6.62%	8.54%	14.43%	18.88%
Return After Taxes on Distributions and Sale of Shares	6.99%	7.75%	13.07%	17.62%
Aurora; Inv B
Return Before Taxes	9.15%	9.73%	15.91%	20.63%	02/13/95
Aurora; Inv C
Return Before Taxes	13.15%	10.56%	16.14%	20.63%	02/13/95
Russell 2500 Value (Reflects no deduction for fees, expenses or taxes)	21.58%	16.67%	16.05%	16.16%	N/A
Russell 2000 Value Index (Reflects no deduction for fees, expenses or taxes)	22.25%	16.50%	17.23%	15.38%	N/A
*	The chart and the table both assume reinvestment of dividends and distributions. Source: BlackRock Advisors, Inc.
[1]	Inception date of the SSR Fund’s oldest class(es).

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Distribution Fees: Fees paid to the fund’s distributor, BlackRock and service organizations for distribution of fund shares and related sales support services.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Service Fees: Fees that are paid to service organizations that provide personal services to shareholders.

Service Organizations: Brokers, dealers, financial institutions and industry professionals that provide support services to their customers who own shares of the Company.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B and C Shares will vary.

Expenses and Fees

The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Investor A, B and C Shares of the fund. The “Annual Fund Operating Expenses” table may not reflect expenses of the fund after February 1, 2007.

Shareholder Fees

(Fees paid directly from your investment)

	A Shares	B Shares	C Shares
Maximum Sales Charge (Load) Imposed on Purchases*	5.75%	0.0%	0.0%
(as percentage of offering price)
Maximum Deferred Sales Charge (Load)	0.0%	4.5%**	1.0	%***
(as percentage of offering price)
Redemption/Exchange Fee****	2.0%	2.0%	2.0%
(as a percentage of amount redeemed)

Annual Fund Operating Expenses

(Expenses that are deducted from fund assets)

	A Shares	B Shares	C Shares
Advisory fees	.79%	.79%	.79%
Distribution (12b-1) fees	.10%	.75%	.75%
Other expenses	.61%	.63%	.63%
Service fees	.25%	.25%	.25%
Other	.36%	.38%	.38%
Total annual fund operating expenses	1.50%	2.17%	2.17%
Fee waivers and expense reimbursements[1]	.06%	—	—
Net expenses[1]	1.44%	2.17%	2.17%
*	Reduced front-end sales charges may be available (See the section “Can the Sales Charge be Reduced or Eliminated?” for more information regarding the reduction of front-end sales charges). A CDSC of 1.00% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more.
**	The CDSC is 4.5% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on B Shares. (See the section “Purchase of Investor B Shares” for complete schedule of CDSCs.)
***	There is no CDSC on C Shares after one year.
****	Fee applies only to shares that are redeemed or exchanged within 90 days of purchase.
[1]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit expenses to 1.44% (for Investor A Shares) and 2.19% (for Investor B and C Shares) of average daily net assets until February 1, 2007. See the “Management” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses, redemption at the end of each time period and, with respect to B and C Shares only, no redemption at the end of each time period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares*	$713	$1,010	$1,335	$2,252
B Shares**
Redemption	$670	$1,029	$1,364	$2,333	***
B Shares
No Redemption	$220	$679	$1,164	$2,333	***
C Shares**
Redemption	$320	$679	$1,164	$2,503
C Shares
No Redemption	$220	$679	$1,164	$2,503
*	Reflects imposition of sales charge.
**	Reflects deduction of CDSC.
***	Based on the conversion of Investor B Shares to Investor A Shares after eight years.

As a shareholder you pay certain fees and expenses. Shareholder transaction fees are paid out of your investment and annual fund operating expenses are paid out of fund assets.

This prospectus offers shareholders different ways to invest with separate pricing options. You need to understand your choices so that you can choose the pricing option that is most suitable for you. As shown above, with one option (Investor A Shares) you pay a one-time front-end transaction fee each time you buy shares. Investor B and Investor C Shares have no front-end charges but have higher on-going fees, which are paid over the life of the investment, and have a contingent deferred sales charge (CDSC) that you may pay when you redeem your shares. Which option schedule should you choose? It depends on your individual circumstances. You should know that the lowest sales charge won’t necessarily be the least expensive option over time. For example, if you intend to hold your shares long term it may cost less to buy A Shares than B or C Shares.

Fund Management

The fund management team is led by Wayne J. Archambo, CFA, Managing Director at BlackRock Advisors, Inc. (BlackRock), Kate O’Connor, CFA, Director at BlackRock, and Tobias Welo, CFA, Director at BlackRock.

Mr. Archambo heads the small and mid cap value equity team. He has primary responsibility for managing client portfolios within this strategy and client investment guidelines, and he makes purchase and sale decisions for these products. He is a member of the Global Equity Operating Committee and the Equity Investment Strategy Group. Prior to joining BlackRock in 2002, Mr. Archambo was a founding partner and Manager of Boston Partners Asset Management, L.P.’s small and mid cap value equity products since the firm’s inception in 1995. Prior to his departure, he was responsible for the development and management of over $1.3 billion of small cap value assets and $1.5 billion of mid cap value assets for 50 institutional clients.

Ms. O’Connor is a member of the small and mid-cap value equity team and is also responsible for coverage of the health care sector. Prior to joining BlackRock in 2001, Ms. O’Connor was an equity analyst of mid and small cap growth and value products at Independence Investment LLC from 2000 to 2001, a principal at Boston Partners Asset Management L.P. from 1997 to 2000 and previously an equity analyst at Morgan Stanley Dean Witter.

Tobias Welo is a member of the small and mid-cap value equity team and is also responsible for coverage of the consumer cyclicals, industrials, materials, and technology sectors. Prior to joining BlackRock in 2002, Mr. Welo was an equity analyst covering capital goods, conglomerate, media and entertainment and food and beverage companies with Boston Partners Asset Management, L.P. (BPAM). Mr. Welo joined BPAM in 1999 after spending five years with Coopers & Lybrand L.L.P. in various positions.

Financial Highlights

The financial information in the tables below shows financial performance for the periods indicated. For periods prior to January 31, 2005, the table shows performance information for the SSR Fund, which reorganized with the fund on that date. Certain information reflects results for a single fund share. The term “Total Return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. These figures have been audited by PricewaterhouseCoopers LLP (for periods through September 30, 2002) and Deloitte & Touche LLP (for periods after September 30, 2002). The independent registered public accountant’s report, along with the fund’s financial statements, are included in the Company’s annual report, which is available upon request (see back cover for ordering instructions). Deloitte & Touche LLP has been appointed as the Company’s independent registered public accountant for the current fiscal year.

FINANCIAL HIGHLIGHTS

(For an Investor A, B or C Share Outstanding Throughout Each Period)

Aurora Portfolio

	INVESTOR A SHARES
	Year Ended 9/30/04(a)(c)	Year Ended 9/30/03(a)	Year Ended 9/30/02(a)(d)	Year Ended 9/30/01(a)(d)	Year Ended 9/30/00(a)(d)
Net asset value at beginning of period	$32.28	$24.43	$26.51	$29.17	$19.02

Income from investment operations
Net investment income (loss)	(0.22)	(0.19)	(0.23)	0.02	0.10
Net gain (loss) on investments (both realized and unrealized)	7.45	8.19	(1.85)	(0.37)	10.05

Total from investment operations	7.23	8.00	(2.08)	(0.35)	10.15

Less distributions
Distributions from capital gains	(0.02)	(0.15)	– –	(2.31)	– –

Total distributions	(0.02)	(0.15)	– –	(2.31)	– –

Net asset value at end of period	$39.49	$32.98	$24.43	$26.51	$29.17

Total return(b)	22.39%	32.90%	(7.85)%	(0.98)%	53.45%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$2,169,836	$1,682,504	$1,449,869	$1,334,548	$552,365
Ratios of expenses to average net assets
Expense ratio	1.40%	1.55%	1.48%	1.44%	1.40%
Expense ratio after expense reductions	1.40%	1.55%	1.47%	1.43%	1.40%
Ratios of net investment income (loss) to average net assets	(0.57)%	(0.69)%	(0.73)%	0.08%	0.42%
Portfolio turnover rate	33.04%	48.43%	42.18%	26.40%	76.95%

(a)	Per-share figures have been calculated using the average shares method.
(b)	Does not reflect any front-end or contingent deferred sales charges.
(c)	During the year ended September 30, 2004, the distributor made restitution payments to the fund as part of a settlement with NASD. These payments had no effect on net realized and unrealized gain per share and total return.
(d)	Audited by other auditors

Continued

FINANCIAL HIGHLIGHTS

(For an Investor A, B or C Share Outstanding Throughout Each Period)

Aurora Portfolio

	INVESTOR B SHARES
	Year Ended 9/30/04(a)(c)	Year Ended 9/30/03(a)	Year Ended 9/30/02(a)(d)	Year Ended 9/30/01(a)(d)	Year Ended 9/30/00(a)(d)
Net asset value at beginning of period	$30.19	$23.02	$25.16	$27.99	$18.38

Income from investment operations
Net investment income (loss)	(0.45)	(0.36)	(0.42)	(0.18)	(0.07)
Net gain (loss) on investments (both realized and unrealized)	6.95	7.68	(1.72)	(0.34)	9.68

Total from investment operations	6.50	7.32	(2.14)	(0.52)	9.61

Less distributions
Distributions from capital gains	(0.02)	(0.15)	– –	(2.31)	– –

Total distributions	(0.02)	(0.15)	– –	(2.31)	– –

Net asset value at end of period	$36.67	$30.19	$23.02	$25.16	$27.99

Total return(b)	21.53%	31.96%	(8.51)%	(1.67)%	52.37%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$470,430	$401,016	$340,529	$299,062	$110,743
Ratios of expenses to average net assets
Expense ratio	2.10%	2.25%	2.18%	2.14%	2.13%
Expense ratio after expense reductions	2.10%	2.25%	2.17%	2.13%	2.13%
Ratios of net investment loss to average net assets	(1.27)%	(1.39)%	(1.43)%	(0.63)%	(0.29)%
Portfolio turnover rate	33.04%	48.43%	42.18%	26.40%	76.95%

	INVESTOR C SHARES
	Year Ended 9/30/04(a)(c)	Year Ended 9/30/03(a)	Year Ended 9/30/02(a)(d)	Year Ended 9/30/01(a)(d)	Year Ended 9/30/00(a)(d)
Net asset value at beginning of period	$30.18	$23.01	$25.16	$27.99	$18.38

Income from investment operations
Net investment income (loss)	(0.45)	(0.35)	(0.42)	(0.18)	(0.07)
Net gain (loss) on investments (both realized and unrealized)	6.96	7.67	(1.73)	(0.34)	9.68

Total from investment operations	6.51	7.32	(2.15)	(0.52)	9.61

Less distributions
Distributions from capital gains	(0.02)	(0.15)	– –	(2.31)	– –

Total distributions	(0.02)	(0.15)	– –	(2.31)	– –

Net asset value at end of period	$36.67	$30.18	$23.01	$25.16	$27.99

Total return(b)	21.57%	31.97%	(8.55)%	(1.67)%	52.37%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$493,980	$409,076	$402,010	$378,733	$180,877
Ratios of expenses to average net assets
Expense ratio	2.10%	2.25%	2.18%	2.14%	2.13%
Expense ratio after expense reductions	2.10%	2.25%	2.17%	2.13%	2.13%
Ratios of net investment loss to average net assets	(1.27)%	(1.39)%	(1.43)%	(0.62)%	(0.30)%
Portfolio turnover rate	33.04%	48.43%	42.18%	26.40%	76.95%

(a)	Per-share figures have been calculated using the average shares method.
(b)	Does not reflect any front-end or contingent deferred sales charges.
(c)	During the year ended September 30, 2004, the distributor made restitution payments to the fund as part of a settlement with NASD. These payments had no effect on net realized and unrealized gain per share and total return.
(d)	Audited by other auditors

BlackRock

Small/Mid-Cap Growth Portfolio

IMPORTANT DEFINITIONS

Equity Security: A security, such as stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed income or debt securities because they represent indebtedness to the bondholders, not ownership (although convertible bonds are fixed income securities that are convertible to equity according to their terms).

Fundamentals: “Fundamental” information about a company (such as its income statement, balance sheet, earnings and sales history, products and management).

Growth Companies: All stocks are generally divided into the categories of “growth” or “value,” although there are times when a growth fund and value fund may own the same stock. Growth stocks are companies whose earnings growth potential appears to the manager to be greater than the market in general and whose revenue growth is expected to continue for an extended period. These stocks typically pay relatively low dividends and sell at relatively high valuations. Value stocks are companies that appear to the manager to be undervalued by the market as measured by certain financial formulas.

Investment Style: Refers to the guiding principles of a mutual fund’s investment choices. The investment style of this fund is small- and mid-cap growth, referring to the type of securities the managers will choose for this fund.

Investment Goal

The fund seeks to provide growth of capital.

Primary Investment Strategies

Under normal market conditions, the fund invests at least 80% of total assets in small-capitalization and mid-capitalization companies.

The fund views small- and mid-capitalization companies as those that are less mature and appear to have the potential for rapid growth. Although a universal definition of small- and mid-capitalization companies does not exist, the fund generally defines these companies as those whose market capitalizations are similar to the market capitalizations of companies in the Russell 2500® Growth Index (between approximately $60 million and $7 billion as of September 30, 2004) or a similar index. In the future, the fund may define small- or mid-capitalization companies using a different index or classification system. The fund may continue to hold or buy additional shares of a company that no longer is of comparable size if the fund management team continues to believe that those shares are an attractive investment. The fund’s stock investments may include common and preferred stocks, securities convertible into common and preferred stock and warrants.

The fund uses research to identify potential investments, examining such features as a company’s financial condition, business prospects, competitive position and business strategy. The fund looks for companies that have good current or prospective earnings and strong management teams.

The fund reserves the right to invest up to 20% of total assets in other securities. These may include other types of stocks, such as value or dividend stocks. They may also include bonds rated investment-grade at the time of purchase and their unrated equivalents, as well as U.S. government securities. From time to time the fund may invest without limit in shares of companies through initial public offerings (IPOs).

The fund generally will sell a stock when, in the management team’s opinion, the stock reaches its price target, there is a deterioration in the company’s fundamentals, a change in macroeconomic outlook, technical deterioration, valuation issues, a need to rebalance the portfolio or a better opportunity elsewhere.

It is possible that in extreme market conditions the fund temporarily may invest some or all of its assets in high quality money market securities. Such a temporary defensive strategy would be inconsistent with the fund’s primary investment strategies. The reason for acquiring money market securities would be to avoid market losses. However, if market conditions improve, this strategy could result in reducing the potential gain from the market upswing, thus reducing the fund’s opportunity to achieve its investment goal.

As part of its normal operations, the fund may hold high quality money market securities pending investments or when it expects to need cash to pay redeeming shareholders. The fund will not deviate from its normal strategies if it holds these securities pending investments.

The management team may, when consistent with the fund’s investment goal, buy or sell options or futures on a security or an index of securities (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument at a specific price on or before a specific date. A future is an agreement to buy or sell an instrument at a specific price on a specific date. The primary purpose of using derivatives is to attempt to reduce risk to the fund as a whole (hedge) but they may also be used to maintain liquidity and commit cash pending investment. The management team also may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Should the Company’s Board of Trustees determine that the investment goal of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval.

Key Risks

The main risk of any investment in stocks is that values fluctuate in price. The value of your investment can go up or down depending upon market conditions, which means you could lose money.

The fund may invest in companies that have relatively small market capitalizations. These organizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts. The securities of smaller capitalized companies are often traded in the over-the-counter markets and may have fewer market makers and wider price spreads. This may result in greater price movements and less ability to sell the fund’s investment than if the fund held the securities of larger, more established companies.

Because different kinds of stocks go in and out of favor depending on market conditions, this fund’s performance may be better or worse than other funds with different investment styles.

The fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

The value of any bonds held by the fund is likely to decline when interest rates rise; this risk is greater for bonds with longer maturities. It is also possible that a bond issuer could default on principal or interest payments, causing a loss for the fund.

IPOs and companies that have recently gone public have the potential to produce substantial gains for the fund. However, there is no assurance that the fund will have access to profitable IPOs and therefore investors should not rely on these past gains as an indication of future performances. The investment performance of the fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the fund is able to do so. In addition, as the fund increases in size, the impact of IPOs on the fund’s performance will generally decrease. Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering.

The fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

The fund’s use of derivatives may reduce the fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the fund to sell or otherwise close a derivatives position could expose the fund to losses. The fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the fund’s derivatives positions to lose value.

Any securities that are thinly traded or whose resale is restricted can be difficult to sell at the desired time and price. Some of these securities are new and complex, and trade only among institutions; the markets for these securities are still developing, and may not function as efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper the fund’s ability to raise cash to meet redemptions. Also, because there may not be an established market price for these securities, the fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the fund) may have a subjective element. Transactions in restricted or illiquid securities may entail registration expense and other transaction costs that are higher than those for transactions in unrestricted or liquid securities. Where registration is required for restricted or illiquid securities, a considerable time period may elapse between the time the fund decides to sell the security and the time it is actually permitted to sell the security under an effective registration statement. If during such period, adverse market conditions were to develop, the fund might obtain less favorable pricing terms than when it decided to sell the security.

High portfolio turnover (more than 100%) may result in increased transaction costs to the fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of fund securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. Unlike long-term capital gain, short-term capital gain of individuals is taxable at the same rates as ordinary income. These effects of higher than normal portfolio turnover may adversely affect fund performance.

When you invest in this fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Risk / Return Information

On January 31, 2005, the fund reorganized with the State Street Research Emerging Growth Fund (the SSR Fund). The SSR Fund transferred substantially all of its assets and liabilities to the fund in exchange for shares of the fund, which were then distributed to SSR Fund shareholders. For periods prior to January 31, 2005, the chart and table below show performance information for the SSR Fund, which had substantially similar investment goals and strategies as the fund. The chart and table give you a picture of long-term performance for Investor A Shares (in the chart) and for Investor A, B and C Shares (in the table). The information shows you how performance has varied year by year and provides some indication of the risks of investing in the fund. The table compares the performance to that of the Russell 2500 Growth Index and the Russell 2000 Growth Index, each a recognized unmanaged index of stock market performance. Prior to January 31, 2005, the SSR Fund’s benchmark was the Russell 2000 Growth Index. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If certain SSR Fund expenses had not been waived or reimbursed during these periods, returns would have been lower.

The performance of the Investor A Shares of the fund is based on the performance of the A Shares of the SSR Fund. The performance of the Investor B Shares of the fund is based on the performance of the B(1) Shares of the SSR Fund. The performance of the Investor C Shares of the fund is based on the performance of the C Shares of the SSR Fund. The performance for the period before B(1) Shares of the SSR Fund were launched on January 1, 1999 is based upon performance for B Shares of the SSR Fund. The actual return of B(1) Shares would have been lower than shown for this period because B Shares of the SSR Fund had lower expenses than B(1) Shares.

As of 12/31 Investor A Shares

ANNUAL TOTAL RETURNS*

As of 12/31/04

AVERAGE ANNUAL TOTAL RETURNS*

These returns assume payment of applicable sales charges.

	1 Year	3 Years	5 Years	10 Years	Inception Date[1]
Small/Mid Cap Growth; Inv A
Return Before Taxes	-3.55%	3.45%	-1.00%	10.18%	10/04/93
Return After Taxes on Distributions	-3.55%	3.45%	-2.18%	8.45%
Return After Taxes on Distributions and Sale of Shares	-2.31%	2.95%	-1.56%	7.92%
Small/Mid Cap Growth; Inv B
Return Before Taxes	-3.43%	3.77%	-0.80%	10.07%	10/04/93
Small/Mid Cap Growth; Inv C
Return Before Taxes	0.65%	4.75%	-0.45%	10.08%	10/04/93
Russell 2500 Growth (Reflects no deduction for fees, expenses or taxes)	14.59%	5.93%	-2.32%	9.60%	N/A
Russell 2000 Growth (Reflects no deduction for fees, expenses or taxes)	14.31%	5.79%	-3.57%	7.12%	N/A
*	The chart and the table both assume reinvestment of dividends and distributions. Source: BlackRock Advisors, Inc.
[1]	Inception date of the fund’s oldest class(es).

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B and C Shares will vary.

Expenses and Fees

The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Investor A, B and C Shares of the fund. The “Annual Fund Operating Expenses” table may not reflect expenses of the fund after February 1, 2007.

Shareholder Fees

(Fees paid directly from your investment)

	A Shares	B Shares	C Shares
Maximum Sales Charge (Load) Imposed on Purchases*	5.75%	0.0%	0.0%
(as percentage of offering price)
Maximum Deferred Sales Charge (Load)	0.0%	4.5%**	1.0	%***
(as percentage of offering price)
Redemption/Exchange Fee****	2.0%	2.0%	2.0%
(as a percentage of amount redeemed)

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Distribution Fees: Fees paid to the fund’s distributor, BlackRock and service organizations for distribution of fund shares and related sales support services.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Service Fees: Fees that are paid to service organizations that provide personal services to shareholders.

Service Organizations: Brokers, dealers, financial institutions and industry professionals that provide support services to their customers who own shares of the Company.

Annual Fund Operating Expenses

(Expenses that are deducted from fund assets)

	A Shares	B Shares	C Shares
Advisory fees	.75%	.75%	.75%
Distribution (12b-1) fees	.10%	.75%	.75%
Other expenses	.79%	.79%	.79%
Service fees	.25%	.25%	.25%
Other	.54%	.54%	.54%
Total annual fund operating expenses	1.64%	2.29%	2.29%
Fee waivers and expense reimbursements[1]	.29%	.19%	.19%
Net expenses[1]	1.35%	2.10%	2.10%
*	Reduced front-end sales charges may be available (See the section “Can the Sales Charge be Reduced or Eliminated?” for more information regarding the reduction of front-end sales charges). A CDSC of 1.00% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more.
**	The CDSC is 4.5% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on B Shares. (See the section “Purchase of Investor B Shares” for complete schedule of CDSCs.)
***	There is no CDSC on C Shares after one year.
****	Fee applies only to shares that are redeemed or exchanged within 90 days of purchase.
[1]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit expenses to 1.35% (for Investor A Shares) and 2.10% (for Investor B and C Shares) of average daily net assets until February 1, 2007. See the “Management” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses, redemption at the end of each time period and, with respect to B and C Shares only, no redemption at the end of each time period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares*	$705	$1,008	$1,363	$2,360
B Shares**
Redemption	$663	$1,028	$1,390	$2,432	***
B Shares
No Redemption	$213	$678	$1,190	$2,432	***
C Shares**
Redemption	$313	$678	$1,190	$2,595
C Shares
No Redemption	$213	$678	$1,190	$2,595
*	Reflects imposition of sales charge.
**	Reflects deduction of contingent deferred sales charge.
***	Based on the conversion of Investor B Shares to Investor A Shares after eight years.

As a shareholder you pay certain fees and expenses. Shareholder transaction fees are paid out of your investment and annual fund operating expenses are paid out of fund assets.

This prospectus offers shareholders different ways to invest with separate pricing options. You need to understand your choices so that you can choose the pricing option that is most suitable for you. As shown above, with one option (Investor A Shares) you pay a one-time front-end transaction fee each time you buy shares. Investor B and Investor C Shares have no front-end charges but have higher on-going fees, which are paid over the life of the investment, and have a contingent deferred sales charge (CDSC) that you may pay when you redeem your shares. Which option schedule should you choose? It depends on your individual circumstances. You should know that the lowest sales charge won’t necessarily be the least expensive option over time. For example, if you intend to hold your shares long term it may cost less to buy A Shares than B or C Shares.

Fund Management

The fund management team is led by Neil Wagner, Managing Director at BlackRock Investors, Inc. (BlackRock), Andrew F. Thut, Director at BlackRock, and Eileen Leary, CFA, Managing Director at BlackRock.

Mr. Wagner heads a nine person investment team at BlackRock focused on small and mid-cap growth equities. He became a Managing Director at BlackRock in January 2004. Prior to joining BlackRock in April 2002, Mr. Wagner worked at Massachusetts Financial Services (MFS), focusing on small and mid-cap equities. Mr. Wagner joined MFS as a research analyst in 1998 and became a portfolio manager there in 2000. Prior to that, he was a senior equity research analyst at DFS Advisors LLC from 1997 to 1998.

Mr. Thut is a member of the small and mid-cap growth equity team and is also responsible for the coverage of the business services and retail sectors. Prior to joining BlackRock in April 2002, Mr. Thut had been an equity analyst on the small and mid-cap growth team at MFS since 1998. Prior to joining MFS, Mr. Thut had worked in the Technology Investment Banking Group at BT Alex Brown since 1995.

Ms. Leary joined BlackRock following the merger with State Street Research & Management (SSRM) in 2005. Prior to joining BlackRock, Ms. Leary was responsible for the State Street Research Mid-Cap Growth Fund’s day-to-day portfolio management beginning in October 2002, when she became a Portfolio Manager SSRM. Previously, she had been an Equity Research Associate and an Analyst.

Financial Highlights

The financial information in the tables below shows financial performance for the periods indicated. For periods prior to January 31, 2005, the table shows performance information for the SSR Fund, which reorganized with the fund on that date. Certain information reflects results for a single fund share. The term “Total Return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. These figures have been audited by PricewaterhouseCoopers LLP (for periods through September 30, 2002) and Deloitte & Touche LLP (for periods after September 30, 2002). The independent registered public accountant’s report, along with the fund’s financial statements, are included in the Company’s annual report, which is available upon request (see back cover for ordering instructions). Deloitte & Touche LLP has been appointed as the Company’s independent registered public accountant for the current fiscal year.

FINANCIAL HIGHLIGHTS

(For an Investor A, B or C Share Outstanding Throughout Each Period)

Small/Mid-Cap Growth Portfolio

	INVESTOR A SHARES
	Year Ended 9/30/04(a)(c)	Year Ended 9/30/03(a)	Year Ended 9/30/02(a)(d)	Year Ended 9/30/01(a)(d)	Year Ended 9/30/00(a)(d)
Net asset value at beginning of period	$11.63	$8.73	$9.27	$16.08	$11.01

Income from investment operations
Net investment income (loss)	(0.14)	(0.11)	(0.09)	(0.08)	(0.14)
Net gain (loss) on investments (both realized and unrealized)	0.47	3.01	(0.45)	(4.45)	5.21

Total from investment operations	0.33	2.90	(0.54)	(4.53)	5.07

Less distributions
Distributions from capital gains	– –	– –	– –	(2.28)	– –

Total distributions	– –	– –	– –	(2.28)	– –

Net asset value at end of period	$11.96	$11.63	$8.73	$9.27	$16.08

Total return(b)	2.84%	33.22%	(5.93)%	(30.22)%	46.05%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$268,065	$117,571	$41,474	$39,522	$53,600
Ratios of expenses to average net assets
Expense ratio	1.41%	1.40%	1.42%	1.44%	1.38%
Expense ratio after expense reductions	1.39%	1.40%	1.40%	1.40%	1.37%
Ratios of net investment loss to average net assets	(1.09)%	(1.10)%	(0.90)%	(0.69)%	(0.90)%
Portfolio turnover rate	208.00%	166.71%	167.69%	281.64%	218.99%
*Reflects voluntary reduction of expenses in these amounts	0.15%	0.38%	0.56%	0.63%	0.22%

(a)	Per-share figures have been calculated using the average shares method.
(b)	Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the distributor and its affiliates had not voluntarily assumed a portion of the fund’s expenses.
(c)	During the year ended September 30, 2004, the distributor made restitution payments to the fund as part of a settlement with NASD. These payments increased net realized and unrealized gain on investments per share by $0.01, and increased total return by 0.09%.
(d)	Audited by other auditors

Continued

FINANCIAL HIGHLIGHTS

(For an Investor A, B or C Share Outstanding Throughout Each Period)

Small/Mid-Cap Growth Portfolio

	INVESTOR B SHARES
	Year Ended 9/30/04(a)(c)	Year Ended 9/30/03(a)	Year Ended 9/30/02(a)(d)	Year Ended 9/30/01(a)(d)	Year Ended 9/30/00(a)(d)
Net asset value at beginning of period	$10.62	$8.03	$8.60	$15.17	$10.46

Income from investment operations
Net investment income (loss)	(0.21)	(0.16)	(0.15)	(0.15)	(0.24)
Net gain (loss) on investments (both realized and unrealized)	0.43	2.75	(0.42)	(4.14)	4.95

Total from investment operations	0.22	2.59	(0.57)	(4.29)	4.71

Less distributions
Distributions from capital gains	– –	– –	– –	(2.28)	– –

Total distributions	– –	– –	– –	(2.28)	– –

Net asset value at end of period	$10.84	$10.62	$8.03	$8.60	$15.17

Total return(b)	2.17%	32.25%	(6.63)%	(30.48)%	45.03%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$24,880	$19,797	$13,288	$12,749	$16,554
Ratios of expenses to average net assets
Expense ratio	2.11%	2.10%	2.12%	2.14%	2.11%
Expense ratio after expense reductions	2.09%	2.10%	2.10%	2.10%	2.10%
Ratios of net investment loss to average net assets	(1.79)%	(1.78)%	(1.60)%	(1.39)%	(1.59)%
Portfolio turnover rate	208.00%	166.71%	167.69%	281.84%	218.99%
*Reflects voluntary reduction of expenses in these amounts	0.14%	0.44%	0.56%	0.63%	0.22%

	INVESTOR C SHARES
	Year Ended 9/30/04(a)(c)	Year Ended 9/30/03(a)	Year Ended 9/30/02(a)(d)	Year Ended 9/30/01(a)(d)	Year Ended 9/30/00(a)(d)
Net asset value at beginning of period	$10.64	$8.05	$8.61	$15.17	$10.46

Income from investment operations
Net investment income (loss)	(0.21)	(0.16)	(0.15)	(0.15)	(0.24)
Net gain (loss) on investments (both realized and unrealized)	0.44	2.75	(0.41)	(4.13)	4.95

Total from investment operations	0.23	2.59	(0.56)	(4.28)	4.71

Less distributions
Distributions from capital gains	– –	– –	– –	(2.28)	– –

Total distributions	– –	– –	– –	(2.28)	– –

Net asset value at end of period	$10.87	$10.64	$8.05	$8.61	$15.17

Total return(b)	2.16%	32.17%	(6.50)%	(30.40)%	45.03%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$29,627	$13,530	$5,794	$5,332	$9,082
Ratios of expenses to average net assets
Expense ratio	2.11%	2.10%	2.12%	2.14%	2.11%
Expense ratio after expense reductions	2.09%	2.10%	2.10%	2.10%	2.10%
Ratios of net investment loss to average net assets	(1.79)%	(1.79)%	(1.60)%	(1.39)%	(1.63)%
Portfolio turnover rate	208.00%	166.71%	167.69%	281.64%	218.99%
*Reflects voluntary reduction of expenses in these amounts	0.15%	0.41%	0.56%	0.63%	0.22%

(a)	Per-share figures have been calculated using the average shares method.
(b)	Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the distributor and its affiliates had not voluntarily assumed a portion of the fund’s expenses.
(c)	During the year ended September 30, 2004, the distributor made restitution payments to the fund as part of a settlement with NASD. These payments increased net realized and unrealized gain on investments per share by $0.01, and increased total return by 0.09%.
(d)	Audited by other auditors

BlackRock

Small Cap Value Equity Portfolio

IMPORTANT DEFINITIONS

Equity Security: A security, such as stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed income or debt securities because they represent indebtedness to the bondholder, not ownership (although convertible bonds are fixed income securities that are convertible to equity according to their terms).

Fundamental Analysis: A method of stock market analysis that concentrates on “fundamental” information about the company (such as its income statement, balance sheet, earnings and sales history, products and management) to attempt to forecast future stock value.

Investment Style: Refers to the guiding principles of a mutual fund’s investment choices. The investment style of this fund is small cap value, referring to the type of securities the managers will choose for this fund.

Small Capitalization Companies: The fund defines these companies as those with market capitalizations under $2 billion. Capitalization refers to the market value of the company and is calculated by multiplying the number of shares outstanding by the current price per share.

Value Companies: All stocks are generally divided into the categories of “growth” or “value,” although there are times when a growth fund and value fund may own the same stock. Value stocks are companies that appear to the manager to be undervalued by the market as measured by certain financial formulas. Growth stocks are companies whose earnings growth potential appears to the manager to be greater than the market in general and whose growth in revenue is expected to continue for an extended period.

Investment Goal

The fund seeks long-term capital appreciation.

Primary Investment Strategies

In pursuit of this goal, the fund normally invests at least 80% of its net assets in equity securities issued by U.S. small capitalization value companies (market capitalizations under $2 billion). The fund primarily buys common stock but also can invest in preferred stock and securities convertible into common and preferred stock. From time to time the fund may invest in shares of companies through initial public offerings (IPOs).

The fund manager is seeking small capitalization stocks which he believes are worth more than is indicated by current market price. The manager initially screens for “value” stocks from the universe of companies with market capitalizations under $2 billion. The manager uses fundamental analysis to examine each company for financial strength before deciding to purchase the stock.

The fund generally will sell a stock when it reaches a target price which is when the manager believes it is fully valued or when, in the manager’s opinion, conditions change such that the risk of continuing to hold the stock is unacceptable when compared to its growth potential.

It is possible that in extreme market conditions the fund temporarily may invest some or all of its assets in high quality money market securities. Such a temporary defensive strategy would be inconsistent with the fund’s primary investment strategies. The reason for acquiring money market securities would be to avoid market losses. However, if market conditions improve, this strategy could result in reducing the potential gain from the market upswing, thus reducing the fund’s opportunity to achieve its investment goal.

As part of its normal operations, the fund may hold high quality money market securities pending investments or when it expects to need cash to pay redeeming shareholders. The fund will not deviate from its normal strategies if it holds these securities pending investments.

The fund manager may, when consistent with the fund’s investment goal, buy or sell options or futures on a security or an index of securities (commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. The primary purpose of using derivatives is to attempt to reduce risk to the fund as a whole (hedge) but they may also be used to maintain liquidity and commit cash pending investment. The fund manager also may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Should the Company’s Board of Trustees determine that the investment goal of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval.

Key Risks

The main risk of any investment in stocks is that values fluctuate in price. The value of your investment can go up or down depending upon market conditions, which means you could lose money.

Because different kinds of stocks go in and out of favor depending on market conditions, this fund’s performance may be better or worse than other funds with different investment styles. For example, in some markets a fund holding small cap growth stocks may outperform this fund.

The fund may invest in companies that have relatively small market capitalizations. These organizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts. The securities of smaller capitalized companies are often traded in the over-the-counter markets and may have fewer market makers and wider price spreads. This may result in greater price movements and less ability to sell the fund’s investment than if the fund held the securities of larger, more established companies.

IPOs and companies that have recently gone public have the potential to produce substantial gains for the fund. However, there is no assurance that the fund will have access to profitable IPOs and therefore investors should not rely on these past gains as an indication of future performances. The investment performance of the fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the fund is able to do so. In addition, as the fund increases in size, the impact of IPOs on the fund’s performance will generally decrease. Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering.

While the fund manager chooses stocks he believes to be undervalued, there is no guarantee that the investments will increase in value or that they won’t decline.

The fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

The fund’s use of derivatives may reduce the fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the fund to sell or otherwise close a derivatives position could expose the fund to losses. The fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the fund’s derivatives positions to lose value.

Any securities that are thinly traded or whose resale is restricted can be difficult to sell at the desired time and price. Some of these securities are new and complex, and trade only among institutions; the markets for these securities are still developing, and may not function as efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper the fund’s ability to raise cash to meet redemptions. Also, because there may not be an established market price for these securities, the fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the fund) may have a subjective element. Transactions in restricted or illiquid securities may entail registration expense and other transaction costs that are higher than those for transactions in unrestricted or liquid securities. Where registration is required for restricted or illiquid securities, a considerable time period may elapse between the time the fund decides to sell the security and the time it is actually permitted to sell the security under an effective registration statement. If during such period, adverse market conditions were to develop, the fund might obtain less favorable pricing terms than when it decided to sell the security.

High portfolio turnover (more than 100%) may result in increased transaction costs to the fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of fund securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. Unlike long-term capital gain, short-term capital gain of individuals is taxable at the same rates as ordinary income. These effects of higher than normal portfolio turnover may adversely affect fund performance.

When you invest in this fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Risk / Return Information

The chart and table below give you a picture of the fund’s long-term performance for Investor A Shares (in the chart) and for Investor A, B and C Shares (in the table). The information shows you how the fund’s performance has varied year by year and provides some indication of the risks of investing in the fund. The table compares the fund’s performance to that of the Russell 2000 Value Index, a recognized unmanaged index of stock market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain fund expenses during these periods, the fund’s returns would have been lower.

Investor A Shares were launched in June 1992, Investor B Shares were launched in October 1994, and Investor C Shares were launched in October 1996. The performance for Investor B Shares for the period before they were launched is based upon performance for Investor A Shares, and the performance for Investor C Shares for the period before they were launched is based upon performance for Investor A and Investor B Shares. The actual returns of Investor B and C Shares would have been lower compared to Investor A Shares because Investor B and C Shares have higher expenses than Investor A Shares. Investor A Shares of the fund are expected to have expenses of 1.34% of average daily net assets for the current fiscal year and Investor B Shares and Investor C Shares of the fund each are expected to have expenses of 1.99% of average daily net assets for the current fiscal year.

As of 12/31 Investor A Shares

ANNUAL TOTAL RETURNS*

As of 12/31/04

AVERAGE ANNUAL TOTAL RETURNS*

These returns assume payment of applicable sales charges.

	1 Year	3 Years	5 Years	10 Years	Inception Date[1]
Small Cap Value; Inv A
Return Before Taxes	12.88%	11.32%	11.75%	11.78%	04/13/92
Return After Taxes on Distributions	7.33%	7.42%	8.26%	8.87%
Return After Taxes on Distributions and Sale of Shares	9.72%	7.91%	8.46%	8.83%
Small Cap Value; Inv B
Return Before Taxes	14.63%	11.93%	12.01%	11.61%	04/13/92
Small Cap Value; Inv C
Return Before Taxes	17.99%	12.74%	12.24%	11.62%	04/13/92
Russell 2000 Value (Reflects no deductions for fees, expenses or taxes)	22.25%	16.50%	17.23%	15.17%	N/A
*	The chart and the table both assume reinvestment of dividends and distributions. Source: BlackRock Advisors, Inc.
[1]	Inception date of the fund’s oldest class(es).

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B and C Shares will vary.

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Distribution Fees: Fees paid to the fund’s distributor, BlackRock and service organizations for distribution of fund shares and related sales support services.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Service Fees: Fees that are paid to service organizations that provide personal services to shareholders.

Service Organizations: Brokers, dealers, financial institutions and industry professionals that provide support services to their customers who own shares of the Company.

Expenses and Fees

The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Investor A, B and C Shares of the fund. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees) and may not reflect expenses of the fund after February 1, 2006.

Shareholder Fees

(Fees paid directly from your investment)

	A Shares	B Shares	C Shares
Maximum Sales Charge (Load) Imposed on Purchases*	5.75%	0.0%	0.0%
(as percentage of offering price)
Maximum Deferred Sales Charge (Load)	0.0%	4.5%**	1.00	%***
(as percentage of offering price)
Redemption/Exchange Fee****	2.0%	2.0%	2.0%
(as a percentage of amount redeemed)

Annual Fund Operating Expenses

(Expenses that are deducted from fund assets)

	A Shares	B Shares	C Shares
Advisory fees	.55%	.55%	.55%
Distribution (12b-1) fees	.10%	.75%	.75%
Other expenses	.69%	.69%	.69%
Service fees	.25%	.25%	.25%
Other	.44%	.44%	.44%
Total annual fund operating expenses	1.34%	1.99%	1.99%
Fee waivers and expense reimbursements[1]	—	—	—
Net expenses[1]	1.34%	1.99%	1.99%
*	Reduced front-end sales charges may be available (see the section “Can the Sales Charge be Reduced or Eliminated? for more information regarding the reduction of front-end sales charges). A CDSC of 1.00% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more.
**	The CDSC is 4.5% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on B Shares. (See the section “Purchase of Investor B Shares” for complete schedule of CDSCs.)
***	There is no CDSC on C Shares after one year.
****	Fee applies only to shares that are redeemed or exchanged within 90 days of purchase.
[1]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit expenses to 1.44% (for Investor A Shares) and 2.19% (for Investor B and C Shares) of average daily net assets until February 1, 2006. The fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. Including voluntary waivers, the net expenses for Investor A Shares of the fund are estimated to be 1.24%. These voluntary waivers may be terminated at any time. See the “Management” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses, redemption at the end of each time period and, with respect to B Shares and C Shares only, no redemption at the end of each time period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares*	$704	$975	$1,267	$2,095
B Shares**
Redemption	$652	$974	$1,273	$2,149	***
B Shares
No Redemption	$202	$624	$1,073	$2,149	***
C Shares**
Redemption	$302	$624	$1,073	$2,317
C Shares
No Redemption	$202	$624	$1,073	$2,317
*	Reflects imposition of sales charge.
**	Reflects deduction of CDSC.
***	Based on the conversion of Investor B Shares to Investor A Shares after eight years.

As a shareholder you pay certain fees and expenses. Shareholder transaction fees are paid out of your investment and annual fund operating expenses are paid out of fund assets.

This prospectus offers shareholders different ways to invest with three separate pricing options. You need to understand your choices so that you can choose the pricing option that is most suitable for you. As shown above, with one option (Investor A Shares) you pay a one-time front-end transaction fee each time you buy shares. The other options (Investor B and Investor C Shares) have no front-end charges but have higher on-going fees, which are paid over the life of the investment, and have a contingent deferred sales charge (CDSC) that you may pay when you redeem your shares. Which option should you choose? It depends on your individual circumstances. You should know that the lowest sales charge won’t necessarily be the least expensive option over time. For example, if you intend to hold your shares long term it may cost less to buy A Shares than B or C Shares.

Fund Management

The fund management team is led by Wayne J. Archambo, Managing Director at BlackRock Advisors, Inc. (BlackRock), and Kate O’Connor, CFA, Director at BlackRock.

Mr. Archambo heads the small and mid-cap value equity team. He has primary responsibility for managing client portfolios within strategy and client investment guidelines, and he makes purchase and sale decisions for these products. He is a member of the Global Equity Operating Committee and the Equity Investment Strategy Group and manager of the fund since January 2002. Prior to joining BlackRock in 2002, Mr. Archambo was a founding partner and Manager of Boston Partners Asset Management, L.P.’s small and mid-cap value equity products since the firm’s inception in 1995. Prior to his departure, he was responsible for the development and management of over $1.3 billion of small cap value assets and $1.5 billion of mid-cap value assets for 50 institutional clients.

Ms. O’Connor is a member of the small and mid-cap value equity team and is also responsible for coverage of the health care sector and manager of the fund since January 2004. Prior to joining BlackRock in 2001, Ms. O’Connor was an equity analyst of mid and small cap growth and value products at Independence Investment LLC from 2000 to 2001, a principal at Boston Partners Asset Management L.P. from 1997 to 2000 and previously an equity analyst at Morgan Stanley Dean Witter.

Financial Highlights

The financial information in the tables below shows the fund’s financial performance for the periods indicated. Certain information reflects results for a single fund share. The term “Total Return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP (for the fiscal year ended 9/30/04) and PricewaterhouseCoopers LLP (for the other fiscal years shown). The independent registered public accountant’s report, along with the fund’s financial statements, are included in the Company’s annual report, which is available upon request (see back cover for ordering instructions). Deloitte & Touche LLP has been appointed as the Company’s independent registered public accountant for the current fiscal year.

FINANCIAL HIGHLIGHTS

(For an Investor A, B or C Share Outstanding Throughout Each Period)

Small Cap Value Equity Portfolio

	INVESTOR A SHARES					INVESTOR B SHARES
	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00
Net asset value at beginning of period	$14.04	$12.76	$16.18	$17.10	$14.71	$13.11	$12.11	$15.58	$16.56	$14.31

Income from investment operations
Net investment income (loss)	(0.09)[1]	(0.05)	(0.10)	0.06	(0.02)	(0.19)[1]	(0.13)	(0.20)	(0.06)	(0.23)
Net gain (loss) on investments (both realized and unrealized)	2.84	3.29	(0.99)	(0.07)	2.46	2.64	3.09	(0.94)	(0.07)	2.48

Total from investment operations	2.75	3.24	(1.09)	(0.01)	2.44	2.45	2.96	(1.14)	(0.13)	2.25

Less distributions
Distributions from net investment income	– –	– –	– –	(0.07)	(0.05)	– –	– –	– –	(0.01)	– –
Distributions from net realized gains	(1.79)	(1.96)	(2.33)	(0.84)	– –	(1.79)	(1.96)	(2.33)	(0.84)	– –

Total distributions	(1.79)	(1.96)	(2.33)	(0.91)	(0.05)	(1.79)	(1.96)	(2.33)	(0.85)	– –

Net asset value at end of period	$15.00	$14.04	$12.76	$16.18	$17.10	$13.77	$13.11	$12.11	$15.58	$16.56

Total return[2]	20.38%[3]	29.37%[3]	(8.71)%	0.09%	16.60%	19.45%[3]	28.52%[3]	(9.46)%	(0.66)%	15.72%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$35,240	$38,052	$43,884	$28,195	$25,719	$15,952	$15,019	$14,402	$16,599	$11,831
Ratios of expenses to average net assets
Net expenses	1.35%	1.38%	1.35%	1.34%	1.32%	2.07%	2.13%	2.10%	2.09%	2.08%
Total expenses	1.47%	1.41	1.37%	1.34%	1.32%	2.09%	2.16%	2.12%	2.09%	2.08%
Ratios of net investment income (loss) to average net assets
After advisory/administration and other fee waivers	(0.55)%	(0.37)%	(0.62)%	0.38%	0.31%	(1.28)%	(1.12)%	(1.32)%	(0.37)%	(0.43)%
Before advisory/administration and other fee waivers	(0.67)%	(0.40)%	(0.64)%	0.38%	0.31%	(1.30)%	(1.15)%	(1.34)%	(0.37)%	(0.43)%
Portfolio turnover rate	154%	240%	260%	184%	168%	154%	240%	260%	184%	168%

	INVESTOR C SHARES
	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00
Net asset value at beginning of period	$13.11	$12.12	$15.59	$16.57	$14.31

Income from investment operations
Net investment loss	(0.19)[1]	(0.14)	(0.20)	(0.05)	(0.28)
Net gain (loss) on investments (both realized and unrealized)	2.65	3.09	(0.94)	(0.08)	2.54

Total from investment operations	2.46	2.95	(1.14)	(0.13)	2.26

Less distributions
Distributions from net investment income	– –	– –	– –	(0.01)	– –
Distributions from net realized gains	(1.79)	(1.96)	(2.33)	(0.84)	– –

Total distributions	(1.79)	(1.96)	(2.33)	(0.85)	– –

Net asset value at end of period	$13.78	$13.11	$12.12	$15.59	$16.57

Total return[2]	19.53%[3]	28.42%[3]	(9.45)%	(0.65)%	15.79%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$6,715	$5,839	$6,113	$7,051	$4,666
Ratios of expenses to average net assets
Net expenses	2.09%	2.13%	2.10%	2.09%	2.08%
Total expenses	2.11%	2.16%	2.12%	2.09%	2.08%
Ratios of net investment loss to average net assets
After advisory/administration fee waivers	(1.30)%	(1.13)%	(1.32)%	(0.37)%	(0.43)%
Before advisory/administration fee waivers	(1.32)%	(1.15)%	(1.33)%	(0.37)%	(0.43)%
Portfolio turnover rate	154%	240%	260%	184%	168%

[1]	Calculated using the average shares outstanding method.
[2]	Neither front-end sales load nor contingent deferred sales load is reflected in total return.
[3]	Redemption fee of 2.00% is reflected in total return calculations.

BlackRock

Small Cap Core Equity Portfolio

IMPORTANT DEFINITIONS

Equity Security: A security, such as stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed income or debt securities because they represent indebtedness to the bondholders, not ownership (although convertible bonds are fixed income securities that are convertible to equity according to their terms).

Fundamental Analysis: A method of stock market analysis that concentrates on “fundamental” information about the company (such as its income statement, balance sheet, earnings and sales history, products and management) to attempt to forecast future stock value.

Investment Style: Refers to the guiding principles of a mutual fund’s investment choices. The investment style of this fund is small cap, referring to the type of securities the manager will choose for this fund.

Small Capitalization Companies: The fund defines these companies as those with market capitalizations under $2 billion. Capitalization refers to the market value of the company and is calculated by multiplying the number of shares outstanding by the current price per share.

Investment Goal

The fund seeks long-term capital appreciation.

Primary Investment Strategies

In pursuit of this goal, the fund normally invests at least 80% of its net assets in the equity securities of U.S. small capitalization companies (market capitalizations under $2 billion). The fund uses the Russell 2000 Index as a benchmark. The fund primarily buys common stock but can also invest in preferred stock and securities convertible into common and preferred stock. From time to time the fund may invest in shares of companies through initial public offerings (IPOs).

The fund manager seeks to achieve consistent and sustainable performance through various market cycles by emphasizing stock selection. Stock selection is determined by looking at companies using a range of valuation criteria, including the strength of their management and business franchise. The manager initially screens for stocks from a market universe of companies with market capitalizations under $2 billion. The fund will invest in stocks that the manager believes offer attractive returns through capital appreciation. The manager uses fundamental analysis to examine each company for financial strength before deciding to purchase the stock.

The fund will generally sell a stock when it reaches a target price, which is when the manager believes it is fully valued or when, in her opinion, conditions change such that the risk of continuing to hold the stock is unacceptable when compared to its growth potential.

It is possible that in extreme market conditions the fund temporarily may invest some or all of its assets in high quality money market securities. Such a temporary defensive strategy would be inconsistent with the fund’s primary investment strategies. The reason for acquiring money market securities would be to avoid market losses. However, if market conditions improve, this strategy could result in reducing the potential gain from the market upswing, thus reducing the fund’s opportunity to achieve its investment goal.

As part of its normal operations, the fund may hold high quality money market securities pending investments or when it expects to need cash to pay redeeming shareholders. The fund will not deviate from its normal strategies if it holds these securities pending investments.

The manager may, when consistent with the fund’s investment goal, buy or sell options or futures on a security or an index of securities (commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. The primary purpose of using derivatives is to attempt to reduce risk to the fund as a whole (hedge) but they may also be used to maintain liquidity and commit cash pending investment. The manager also may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Should the Company’s Board of Trustees determine that the investment goal of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval.

Key Risks

The main risk of any investment in stocks is that values fluctuate in price. The value of your investment can go up or down depending upon market conditions, which means you could lose money.

Because different kinds of stocks go in and out of favor depending on market conditions, this fund’s performance may be better or worse than other funds with different investment styles. For example, in some markets a fund holding larger capitalization company stocks may outperform this fund.

The fund may invest in companies that have relatively small market capitalizations. These organizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts. Securities of smaller capitalized companies are often traded in the over-the-counter markets and may have fewer market makers and wider price spreads. This may result in greater price movements and less ability to sell the fund’s investment than if the fund held the securities of larger, more established companies.

IPOs and companies that have recently gone public have the potential to produce substantial gains for the fund. However, there is no assurance that the fund will have access to profitable IPOs and therefore investors should not rely on these past gains as an indication of future performances. The investment performance of the fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the fund is able to do so. In addition, as the fund increases in size, the impact of IPOs on the fund’s performance will generally decrease. Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering.

While the manager chooses stocks she believes have above-average earnings growth potential or are undervalued, there is no guarantee that the investments will increase in value or that they won’t decline.

The fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

The fund’s use of derivatives may reduce the fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the fund to sell or otherwise close a derivatives position could expose the fund to losses. The fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the fund’s derivatives positions to lose value.

Any securities that are thinly traded or whose resale is restricted can be difficult to sell at the desired time and price. Some of these securities are new and complex, and trade only among institutions; the markets for these securities are still developing, and may not function as efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper the fund’s ability to raise cash to meet redemptions. Also, because there may not be an established market price for these securities, the fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the fund) may have a subjective element. Transactions in restricted or illiquid securities may entail registration expense and other transaction costs that are higher than those for transactions in unrestricted or liquid securities. Where registration is required for restricted or illiquid securities, a considerable time period may elapse between the time the fund decides to sell the security and the time it is actually permitted to sell the security under an effective registration statement. If during such period, adverse market conditions were to develop, the fund might obtain less favorable pricing terms than when it decided to sell the security.

High portfolio turnover (more than 100%) may result in increased transaction costs to the fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of fund securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. Unlike long-term capital gain, short-term capital gain of individuals is taxable at the same rates as ordinary income. These effects of higher than normal portfolio turnover may adversely affect fund performance.

When you invest in this fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Risk / Return Information

The chart and table below give you a picture of the fund’s long-term performance for Investor A shares (in the chart) and for Investor A, B and C Shares (in the table). The information shows you how the fund’s performance has varied year by year and provides some indication of the risks of investing in the fund. The table compares the fund’s performance to that of the Russell 2000 Index, a recognized unmanaged index of stock market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain fund expenses during these periods, the fund’s returns would have been lower.

As of 12/31

AVERAGE ANNUAL RETURNS*

As of 12/31/04

AVERAGE ANNUAL TOTAL RETURNS*

These returns assume payment of applicable sales charges.

	1 Year	Since Inception	Inception Date[2]
Small Cap Core Equity; Investor A
Return Before Taxes	14.05%	16.87%	01/02/02
Return After Taxes on Distributions	13.94%	16.70%
Return After Taxes on Distributions and Sale of Shares	9.28%	14.56%
Small Cap Core Equity; Investor B
Return Before Taxes	15.56%	18.02%	01/02/02
Small Cap Core Equity; Investor C
Return Before Taxes	19.06%	18.85%	01/02/02
Russell 2000
(Reflects no deduction for fees, expenses or taxes)	18.33%	11.57%	N/A
*	The chart and the table both assume reinvestment of dividends and distributions. Source: BlackRock Advisors, Inc.
[1]	Performance of the fund for the 2002 calendar year reflects the cumulative performance from the inception date (January 2, 2002) until December 31, 2002.
[2]	Inception date of the fund’s oldest class(es).

Expenses and Fees

The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Investor A, B and C Shares of the fund. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees) and may not reflect expenses of the fund after February 1, 2006.

Shareholder Fees

(Fees paid directly from your investment)

	A Shares	B Shares	C Shares
Maximum Sales Charge (Load) Imposed on Purchases*	5.75%	0.0%	0.0%
(as percentage of offering price)
Maximum Deferred Sales Charge (Load)	0.0%	4.5%**	1.00	%***
(as percentage of offering price)
Redemption/Exchange Fee****	2.0%	2.0%	2.0%
(as a percentage of amount redeemed)

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Distribution Fees: Fees paid to the fund’s distributor, BlackRock and service organizations for distribution of fund shares and related sales support services.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Service Fees: Fees that are paid to service organizations that provide personal services to shareholders.

Service Organizations: Brokers, dealers, financial institutions and industry professionals that provide support services to their customers who own shares of the Company.

Annual Fund Operating Expenses

(Expenses that are deducted from fund assets)

	A Shares	B Shares	C Shares
Advisory fees	1.00%	1.00%	1.00%
Distribution (12b-1) fees	.10%	.75%	.75%
Other expenses	2.01%	2.01%	2.01%
Service fees	.25%	.25%	.25%
Other	1.76%	1.76%	1.76%
Total annual fund operating expenses	3.11%	3.76%	3.76%
Fee waivers and expense reimbursements[1]	1.34%	1.24%	1.24%
Net expenses[1]	1.77%	2.52%	2.52%
*	Reduced front-end sales charges may be available (See the section “Can the Sales Charge be Reduced or Eliminated?” for more information regarding the reduction of front-end sales charges). A CDSC of 1.00% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more.
**	The CDSC is 4.5% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on B Shares. (See the section of “Purchase of Investor B Shares” for complete schedule of CDSCs.)
***	There is no CDSC on C Shares after one year.
****	Fee applies only to shares that are redeemed or exchanged within 90 days of purchase.
[1]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit expenses to 1.77% (for Investor A Shares) and 2.52% (for Investor B and C Shares) of average daily net assets until February 1, 2006. The fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. Including voluntary waivers, the net expenses for Investor A Shares of the fund are estimated to be 1.70% and for Investor B and C Shares of the fund are estimated to be 2.45%. These voluntary waivers may be terminated at any time. See the “Management” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses, redemption at the end of each time period and, with respect to B Shares and C Shares only, no redemption at the end of each time period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares*	$745	$1,361	$2,001	$3,711
B Shares**
Redemption	$705	$1,385	$2,035	$3,780	***
B Shares
No Redemption	$255	$1,035	$1,835	$3,780	***
C Shares**
Redemption	$355	$1,035	$1,835	$3,923
C Shares
No Redemption	$255	$1,035	$1,835	$3,923
*	Reflects imposition of sales charge.
**	Reflects deduction of CDSC.
***	Based on the conversion of Investor B Shares to Investor A Shares after eight years.

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of fund assets.

This prospectus offers shareholders different ways to invest with three separate pricing options. You need to understand your choices so that you can choose the pricing option that is most suitable for you. As shown above, with one option (Investor A Shares) you pay a one-time front-end transaction fee each time you buy shares. The other options (Investor B and Investor C Shares) have no front-end charges but have higher on-going fees, which are paid over the life of the investment, and have a contingent deferred sales charge (CDSC) that you may pay when you redeem your shares. Which option should you choose? It depends on your individual circumstances. You should know that the lowest sales charge won’t necessarily be the least expensive option over time. For example, if you intend to hold your shares long term it may cost less to buy A Shares than B or C Shares.

Fund Management

The fund management team is led by Kate O’Connor, CFA, Director at BlackRock Advisors, Inc. (BlackRock), and Neil Wagner, Managing Director at BlackRock.

Ms. O’Connor is a member of the small and mid-cap value equity team and is also responsible for coverage of the health care sector. Prior to joining BlackRock in 2001, Ms. O’Connor was an equity analyst of mid and small cap growth and value products at Independence Investment LLC from 2000 to 2001, a principal at Boston Partners Asset Management L.P. from 1997 to 2000 and previously an equity analyst at Morgan Stanley Dean Witter. She has been a member of the team managing the fund since its inception.

Mr. Wagner heads a nine person investment team at BlackRock focused on small and mid-cap growth equities. He became a Managing Director at BlackRock in January 2004. Prior to joining BlackRock in April 2002, Mr. Wagner worked at Massachusetts Financial Services (MFS), focusing on small and mid-cap equities. Mr. Wagner joined MFS as a research analyst in 1998 and became a portfolio manager there in 2000. Prior to that, he was a senior equity research analyst at DFS Advisors LLC from 1997 to 1998. He has been a portfolio manager of the fund since May 2002.

Financial Highlights

The financial information in the tables below shows the fund’s financial performance for the periods indicated. Certain information reflects results for a single fund share. The term “Total Return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP (for the fiscal year ended 9/30/04) and PricewaterhouseCoopers LLP (for the other fiscal years shown). The independent registered public accountant’s report, along with the fund’s financial statements, are included in the Company’s annual report, which is available upon request (see back cover for ordering instructions). Deloitte & Touche LLP has been appointed as the Company’s independent registered public accountant for the current fiscal year.

FINANCIAL HIGHLIGHTS

(For an Investor A, B or C Share Outstanding Throughout Each Period)

Small Cap Core Equity Portfolio

	INVESTOR A SHARES				INVESTOR B SHARES					INVESTOR C SHARES
	Year Ended 9/30/04	Year Ended 9/30/03	For the Period 1/02/02[1] through 9/30/02		Year Ended 9/30/04	Year Ended 9/30/03		For the Period 1/02/02[1] through 9/30/02		Year Ended 9/30/04	Year Ended 9/30/03		For the Period 1/02/02[1] through 9/30/02
Net asset value at beginning of period	$11.99	$8.35		$10.00	$11.99		$8.35		$10.00	$11.99		$8.35		$10.00

Income from investment operations
Net investment loss	(0.24)[5]	– –		– –	(0.37)[5]		– –		– –	(0.28)[5]		– –		– –
Net gain (loss) on investments
(both realized and unrealized)	3.04	3.64		(1.65)	3.07		3.64		(1.65)	2.99		3.64		(1.65)

Total from investment operations	2.80	3.64		(1.65)	2.70		3.64		(1.65)	2.71		3.64		(1.65)

Less distributions
Distributions from net realized capital gains	(0.15)	– –		– –	(0.15)		– –		– –	(0.15)		– –		– –

Redemption fees added to paid in capital	0.07	– –		– –	0.07		– –		– –	0.05		– –		– –

Net asset value at end of period	$14.71	$11.99		$8.35	$14.61		$11.99		$8.35	$14.60		$11.99		$8.35

Total Return[3]	24.01%[4]	43.59%[6]		(16.50)%	23.17%[4]		43.59%[6]		(16.50)%	23.08%[4]		43.59%[6]		(16.50)%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$3,154	$7	$	– –	$1,157	$	– –	$	– –	$3,352	$	– –	$	– –
Ratios of expenses to average net assets
Net Expenses	1.74%	1.77%		1.77%[2]	2.49%		2.52%		2.52%[2]	2.47%		2.52%		2.52%[2]
Total Expenses	2.89%	3.43%		3.00%[2]	3.56%		4.18%		3.75%[2]	3.56%		4.18%		3.75%[2]
Ratios of net investment loss to average net assets
After advisory/administration and other fee waivers	(1.32)%	(1.09)%		(1.07)%[2]	(2.07)%		(1.84)%		(1.82)%[2]	(2.03)%		(1.84)%		(1.82)%[2]
Before advisory/administration and other fee waivers	(2.48)%	(2.75)%		(2.30)%[2]	(3.15)%		(3.50)%		(3.05)%[2]	(3.11)%		(3.50)%		(3.05)%[2]
Portfolio turnover rate	78%	218%		233%	78%		218%		233%	78%		218%		233%

[1]	Commencement of operations.
[2]	Annualized.
[3]	Neither the sales load nor the contingent deferred sales load is reflected in the total return.
[4]	Redemption fee of 2.00% is reflected in total return calculations. The impact to the return is 34 basis points.
[5]	Calculating using the average shares outstanding method.
[6]	Redemption fee at 2.00% is reflected in the total return calculations.

BlackRock

Small Cap Growth Equity Portfolio

IMPORTANT DEFINITIONS

Earnings Growth: The rate of growth in a company’s earnings per share from period to period. Security analysts attempt to identify companies with earnings growth potential because a pattern of earnings growth may cause share prices to increase.

Equity Security: A security such as stock, representing ownership in a company. Bonds, in comparison, are referred to as fixed income or debt securities because they represent indebtedness to the bondholder, not ownership (although convertible bonds are fixed income securities that are convertible to equity according to their terms).

Fundamental Analysis: A method of stock market analysis that concentrates on “fundamental” information about the company (such as its income statement, balance sheet, earnings and sales history, products and management) to attempt to forecast future stock value.

Growth Companies: All stocks are generally divided into the categories of “growth” or “value,” although there are times when a growth fund and value fund may own the same stock. Growth stocks are companies whose earnings growth potential appears to the manager to be greater than the market in general and whose revenue growth is expected to continue for an extended period. These stocks typically pay relatively low dividends and sell at relatively high valuations. Value stocks are companies that appear to the manager to be undervalued by the market as measured by certain financial formulas.

Investment Style: Refers to the guiding principles of a mutual fund’s investment choices. The investment style of this fund is small cap growth, referring to the type of securities the managers will choose for this fund.

Small Capitalization Companies: The fund defines these companies as those with market capitalizations under $2 billion. Capitalization refers to the market value of the company and is calculated by multiplying the number of shares outstanding by the current price per share.

Investment Goal

The fund seeks long-term capital appreciation.

Primary Investment Strategies

In pursuit of this goal, the fund normally invests at least 80% of its net assets in equity securities issued by U.S. small capitalization growth companies (market capitalizations under $2 billion) which the fund management team believes offer superior prospects for growth. The fund primarily buys common stock but also can invest in preferred stock and securities convertible into common and preferred stock. From time to time the fund may invest in shares of companies through initial public offerings (IPOs).

The management team focuses on small cap emerging growth companies with market capitalizations under $2 billion. The management team would expect these companies to have products, technologies, management, markets and opportunities which will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation. The management team uses a bottom up investment style in managing the fund. This means securities are selected based upon fundamental analysis (such as analysis of earnings, cash flows, competitive position and management’s abilities) performed by the management team.

The fund generally will sell a stock when, in the management team’s opinion, there is a deterioration in the company’s fundamentals or the company fails to meet performance expectations.

It is possible that in extreme market conditions the fund temporarily may invest some or all of its assets in high quality money market securities. Such a temporary defensive strategy would be inconsistent with the fund’s primary investment strategies. The reason for acquiring money market securities would be to avoid market losses. However, if market conditions improve, this strategy could result in reducing the potential gain from the market upswing, thus reducing the fund’s opportunity to achieve its investment goal.

As part of its normal operations, the fund may hold high quality money market securities pending investments or when it expects to need cash to pay redeeming shareholders. The fund will not deviate from its normal strategies if it holds these securities pending investments.

The management team may, when consistent with the fund’s investment goal, buy or sell options or futures on a security or an index of securities (commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. The primary purpose of using derivatives is to attempt to reduce risk to the fund as a whole (hedge) but they may also be used to maintain liquidity and commit cash pending investment. The management team also may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Should the Company’s Board of Trustees determine that the investment goal of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval.

Key Risks

The main risk of any investment in stocks is that values fluctuate in price. The value of your investment can go up or down depending upon market conditions, which means you could lose money.

Because different kinds of stocks go in and out of favor depending on market conditions, this fund’s performance may be better or worse than other funds with different investment styles. For example, in some markets a fund holding small cap value stocks may outperform this fund.

The fund may invest in companies that have relatively small market capitalizations. These organizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts. The securities of smaller capitalized companies are often traded in the over-the-counter markets and may have fewer market makers and wider price spreads. This may result in greater price movements and less ability to sell the fund’s investment than if the fund held the securities of larger, more established companies.

IPOs and companies that have recently gone public have the potential to produce substantial gains for the fund. However, there is no assurance that the fund will have access to profitable

IPOs and therefore investors should not rely on these past gains as an indication of future performances. The investment performance of the fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the fund is able to do so. In addition, as the fund increases in size, the impact of IPOs on the fund’s performance will generally decrease. Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering.

While the management team chooses stocks it believes to have above-average earnings growth potential, there is no guarantee that the investments will increase in value or that they won’t decline.

The fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

The fund’s use of derivatives may reduce the fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the fund to sell or otherwise close a derivatives position could expose the fund to losses. The fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the fund’s derivatives positions to lose value.

Any securities that are thinly traded or whose resale is restricted can be difficult to sell at the desired time and price. Some of these securities are new and complex, and trade only among institutions; the markets for these securities are still developing, and may not function as efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper the fund’s ability to raise cash to meet redemptions. Also, because there may not be an established market price for these securities, the fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the fund) may have a subjective element. Transactions in restricted or illiquid securities may entail registration expense and other transaction costs that are higher than those for transactions in unrestricted or liquid securities. Where registration is required for restricted or illiquid securities, a considerable time period may elapse between the time the fund decides to sell the security and the time it is actually permitted to sell the security under an effective registration statement. If during such period, adverse market conditions were to develop, the fund might obtain less favorable pricing terms than when it decided to sell the security.

High portfolio turnover (more than 100%) may result in increased transaction costs to the fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of fund securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. Unlike long-term capital gain, short-term capital gain of individuals is taxable at the same rates as ordinary income. These effects of higher than normal portfolio turnover may adversely affect fund performance.

When you invest in this fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Risk/Return Information

The chart and table below give you a picture of the fund’s long-term performance for Investor A Shares (in the chart) and for Investor A, B and C Shares (in the table). The information shows you how the fund’s performance has varied year by year and provides some indication of the risks of investing in the fund. The table compares the fund’s performance to that of the Russell 2000 Growth Index, a recognized unmanaged index of stock market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain fund expenses during these periods, the fund’s returns would have been lower.

The performance for the period before Investor B and C Shares were launched is based upon performance for Investor A Shares of the fund. Investor A Shares were launched in September 1993, Investor B Shares were launched in January 1996 and Investor C Shares were launched in September 1996. The actual return of Investor B and C Shares would have been lower than shown for the period before they were launched because Investor B and C Shares have higher expenses than Investor A Shares. Investor A Shares of the fund are expected to have expenses of 1.20% of average daily net assets (after waivers and reimbursements) for the current fiscal year and Investor B Shares and Investor C Shares of the fund each are expected to have expenses of 1.95% of average daily net assets (after waivers and reimbursements) for the current fiscal year.

As of 12/31 Investor A Shares

ANNUAL TOTAL RETURNS*

As of 12/31/04

AVERAGE ANNUAL TOTAL RETURNS*

These returns assume payment of applicable sales charges.

	1 Year	3 Years	5 Years	10 Years	Inception Date[1]
Small Cap Growth; Inv A
Return Before Taxes	3.78%	5.06%	-8.18%	9.59%	09/14/93
Return After Taxes on Distributions	3.78%	5.06%	-9.80%	7.76%
Return After Taxes on Distributions and Sale of Shares	2.45%	4.34%	-7.28%	7.74%
Small Cap Growth; Inv B
Return Before Taxes	4.77%	5.29%	-7.99%	9.51%	09/14/93
Small Cap Growth; Inv C
Return Before Taxes	8.18%	6.33%	-7.73%	9.51%	09/14/93
Russell 2000 Growth (Reflects no deduction for fees, expenses or taxes)	14.31%	5.79%	-3.57%	7.12%	N/A
*	The chart and the table both assume reinvestment of dividends and distributions. Source: BlackRock Advisors, Inc.
[1]	Inception date of the fund’s oldest class(es).

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B and C Shares will vary.

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Distribution Fees: Fees paid to the fund’s distributor, BlackRock and service organizations for distribution of fund shares and related sales support services.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Service Fees: Fees that are paid to service organizations that provide personal services to shareholders.

Service Organizations: Brokers, dealers, financial institutions and industry professionals that provide support services to their customers who own shares of the Company.

Expenses and Fees

The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Investor A, B and C Shares of the fund. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees) and may not reflect expenses of the fund after February 1, 2006.

Shareholder Fees

(Fees paid directly from your investment)

	A Shares	B Shares	C Shares
Maximum Sales Charge (Load) Imposed on Purchases*	5.75%	0.0%	0.0%
(as percentage of offering price)
Maximum Deferred Sales Charge (Load)	0.0%	4.5%**	1.00	%***
(as percentage of offering price)
Redemption/Exchange Fee****	2.0%	2.0%	2.0%
(as a percentage of amount redeemed)

Annual Fund Operating Expenses

(Expenses that are deducted from fund assets)

	A Shares	B Shares	C Shares
Advisory fees	.55%	.55%	.55%
Distribution (12b-1) fees	.10%	.75%	.75%
Other expenses	.65%	65%	.65%
Service fees	.25%	.25%	.25%
Other	.40%	.40%	.40%
Total annual fund operating expenses	1.30%	1.95%	1.95%
Fee waivers and expense reimbursements[1]	—	—	—
Net expenses[1]	1.30%	1.95%	1.95%
*	Reduced front-end sales charges may be available (see the section “Can the Sales Charge be Reduced or Eliminated?” for more information regarding the reduction of front-end sales charges). A CDSC of 1.00% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more.
**	The CDSC is 4.5% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on B Shares. (See the section “Purchase of Investor B Shares” for complete schedule of CDSCs.)
***	There is no CDSC on C Shares after one year.
****	Fee applies only to shares that are redeemed or exchanged within 90 days of purchase.
[1]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit expenses to 1.46% (for Investor A Shares) and 2.21% (for Investor B and C Shares) of average daily net assets until February 1, 2006. The fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. Including voluntary waivers, the net expenses for Investor A Shares of the fund are estimated to be 1.20%. These voluntary waivers may be terminated at any time. See the “Management” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses, redemption at the end of each time period and, with respect to B Shares and C Shares only, no redemption at the end of each time period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares*	$700	$963	$1,247	$2,053
B Shares**
Redemption	$648	$962	$1,252	$2,107	***
B Shares
No Redemption	$198	$612	$1,052	$2,107	***
C Shares**
Redemption	$298	$612	$1,052	$2,275
C Shares
No Redemption	$198	$612	$1,052	$2,275
*	Reflects imposition of sales charge.
**	Reflects deduction of CDSC.
***	Based on the conversion of Investor B Shares to Investor A Shares after eight years.

As a shareholder you pay certain fees and expenses. Shareholder transaction fees are paid out of your investment and annual fund operating expenses are paid out of fund assets.

This prospectus offers shareholders different ways to invest with three separate pricing options. You need to understand your choices so that you can choose the pricing option that is most suitable for you. As shown above, with one option (Investor A Shares) you pay a one-time front-end transaction fee each time you buy shares. The other options (Investor B and Investor C Shares) have no front-end charges but have higher on-going fees, which are paid over the life of the investment, and have a contingent deferred sales charge (CDSC) that you may pay when you redeem your shares. Which option should you choose? It depends on your individual circumstances. You should know that the lowest sales charge won’t necessarily be the least expensive option over time. For example, if you intend to hold your shares long term it may cost less to buy A Shares than B or C Shares.

Fund Management

The fund management team is led by Neil Wagner, Managing Director at BlackRock Investors, Inc. (BlackRock), Andrew F. Thut, Director at BlackRock, and Eileen Leary, CFA, Managing Director at BlackRock.

Mr. Wagner heads a nine person investment team at BlackRock focused on small and mid-cap growth equities and has been a manager of the fund since May 2002. He became a Managing Director at BlackRock in January 2004. Prior to joining BlackRock in April 2002, Mr. Wagner worked at Massachusetts Financial Services (MFS), focusing on small and mid cap equities. Mr. Wagner joined MFS as a research analyst in 1998 and became a portfolio manager there in 2000. Prior to that, he was a senior equity research analyst at DFS Advisors LLC from 1997 to 1998.

Mr. Thut is a member of the small and mid-cap growth equity team and is also responsible for the coverage of the business services and retail sectors. He has been an analyst of the fund since May 2002 and manager of the fund since March 2004. Prior to joining BlackRock in April 2002, Mr. Thut had been an equity analyst on the small and mid-cap growth team at MFS since 1998. Prior to joining MFS, Mr. Thut had worked in the Technology Investment Banking Group at BT Alex Brown since 1995.

Ms. Leary joined BlackRock following the merger with State Street Research & Management (SSRM) in 2005. Prior to joining BlackRock, Ms. Leary was responsible for the State Street Research Mid-Cap Growth Fund’s day-to-day portfolio management beginning in October 2002, when she became a Portfolio Manager at SSRM. Previously, she had been an Equity Research Associate and an Analyst.

Financial Highlights

The financial information in the tables below shows the fund’s financial performance for the periods indicated. Certain information reflects results for a single fund share. The term “Total Return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP (for the fiscal year ended 9/30/04) and PricewaterhouseCoopers LLP (for the other fiscal years shown). The independent registered public accountant’s report, along with the fund’s financial statements, are included in the Company’s annual report, which is available upon request (see back cover for ordering instructions). Deloitte & Touche LLP has been appointed as the Company’s independent registered public accountant for the current fiscal year.

FINANCIAL HIGHLIGHTS

(For an Investor A, B or C Share Outstanding Throughout Each Period)

Small Cap Growth Equity Portfolio

	INVESTOR A SHARES					INVESTOR B SHARES
	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year ended 9/30/01	Year Ended 9/30/00	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00
Net asset value at beginning of period	$11.51	$8.48	$11.12	$34.47	$24.73	$10.59	$7.86	$10.39	$33.05	$23.97

Income from investment operations
Net investment loss	(0.16)[2]	(0.13)	(0.14)	(0.01)	(0.06)	(0.24)[2]	(0.19)	(0.23)	(0.12)	(0.26)
Net gain (loss) on investments (both realized and unrealized)	2.22	3.16	(2.50)	(14.65)	13.94	2.04	2.92	(2.30)	(13.85)	13.48

Total from investment operations	2.06	3.03	(2.64)	(14.66)	13.88	1.80	2.73	(2.53)	(13.97)	13.22

Less distributions
Distributions from net investment income	– –	– –	– –	(0.08)	– –	– –	– –	– –	(0.08)	– –
Distributions from capital	– –	– –	– –	(0.10)	– –	– –	– –	– –	(0.10)	– –
Distributions from net realized gains	– –	– –	– –	(8.51)	(4.14)	– –	– –	– –	(8.51)	(4.14)

Total distributions	– –	– –	– –	(8.69)	(4.14)	– –	– –	– –	(8.69)	(4.14)

Net asset value at end of period	$13.57	$11.51	$8.48	$11.12	$34.47	$12.39	$10.59	$7.86	$10.39	$33.05

Total return[1]	17.90%[4]	35.73%[3]	(23.74)%	(53.90)%	61.96%	17.00%[5]	34.73%[3]	(24.35)%	(54.22)%	61.07%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$131,795	$102,642	$95,620	$85,211	$175,112	$23,983	$24,167	$21,958	$37,351	$95,922
Ratios of expenses to average net assets
Net expenses	1.30%	1.37%	1.33%	1.29%	1.23%	2.07%	2.11%	2.07%	2.03%	1.98%
Total expenses	1.40%	1.40%	1.36%	1.29%	1.23%	2.07%	2.14%	2.10%	2.03%	1.98%
Ratios of net investment income (loss) to average net assets
After advisory/administration and other fee waivers	(1.12)%	(1.22)%	(1.14)%	0.02%	(0.21)%	(1.89)%	(1.97)%	(1.89)%	(0.69)%	(0.96)%
Before advisory/administration and other fee waivers	(1.22)%	(1.25)%	(1.17)%	0.02%	(0.21)%	(1.89)%	(2.00)%	(1.92)%	(0.69)%	(0.96)%
Portfolio turnover rate	81%	167%	238%	363%	218%	81%	167%	238%	363%	218%

	INVESTOR C SHARES
	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00
Net asset value at beginning of period	$10.60	$7.86	$10.39	$33.05	$23.97

Income from investment operations
Net investment loss	(0.25)[2]	(0.18)	(0.23)	(0.12)	(0.22)
Net gain (loss) on investments (both realized and unrealized)	2.05	2.92	(2.30)	(13.85)	13.44

Total from investment operations	1.80	2.74	(2.53)	(13.97)	13.22

Less distributions
Distributions from net investment income	– –	– –	– –	(0.08)	– –
Distributions from capital	– –	– –	– –	(0.10)	– –
Distributions from net realized gains	– –	– –	– –	(8.51)	(4.14)

Total distributions	– –	– –	– –	(8.69)	(4.14)

Net asset value at end of period	$12.40	$10.60	$7.86	$10.39	$33.05

Total return[1]	16.98%[4]	34.86%[3]	(24.35)%	(54.21)%	61.07%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$13,989	$11,396	$9,665	$18,170	$49,276
Ratios of expenses to average net assets
Net expenses	2.08%	2.11%	2.07%	2.03%	1.99%
Total expenses	2.08%	2.14%	2.10%	2.03%	1.99%
Ratios of net investment loss to average net assets
After advisory/administration fee waivers	(1.90)%	(1.97)%	(1.89)%	(0.67)%	(0.92)%
Before advisory/administration fee waivers	(1.90)%	(2.00)%	(1.92)%	(0.67)%	(0.92)%
Portfolio turnover rate	81%	167%	238%	363%	218%

[1]	Neither front-end sales load nor contingent deferred sales load is reflected in total return.
[2]	Calculated using the average shares outstanding method.
[3]	Redemption fee of 2.00% is reflected in total return calculations.
[4]	Redemption fee of 2.00% is reflected in total return calculations. The impact to the return is 9 basis points.
[5]	Redemption fee of 2.00% is reflected in total return calculations. The impact to the return is 10 basis points.

BlackRock

Global Science & Technology Opportunities Portfolio

IMPORTANT DEFINITIONS

Earnings Growth: The rate of growth in a company’s earnings per share from period to period. Security analysts attempt to identify companies with earnings growth potential because a pattern of earnings growth may cause share prices to increase.

Equity Security: A security, such as stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed income or debt securities because they represent indebtedness to the bondholders, not ownership (although convertible bonds are fixed income securities that are convertible to equity according to their terms).

Fundamentals: “Fundamental” information about a company (such as its income statement, balance sheet, earnings and sales history, products and management).

Investment Style: Refers to the guiding principles of a mutual fund’s investment choices. The investment style of this fund is global science and technology, referring to the type of securities the managers will choose for this fund.

Market Capitalization: Market capitalization refers to the market value of a company and is calculated by multiplying the number of shares outstanding by the current price per share.

Pacific Stock Exchange Technology Index: A price-weighted index comprised of not more than 100 individual stocks listed on the NYSE, AMEX or NASDAQ. The index is modeled to represent a broad spectrum of companies engaged principally in manufacturing products and/or providing services within technology fields.

Technical Analysis: The study and interpretation of securities in order to predict future trends. The technical tools used by the management team include: trending indicators such as moving averages and non-trending indicators such as cash flow and relative strengths.

Investment Goal

The fund seeks long-term capital appreciation.

Primary Investment Strategies

In pursuit of this goal, the fund will invest primarily in equity securities of U.S. and non-U.S. companies in all capitalization ranges selected for their rapid and sustainable growth potential from the development, advancement and use of science and/or technology. The fund normally invests at least 80% of its net assets in equity securities issued by science and technology companies in all market capitalization ranges. The fund may invest up to 25% of its net assets in stocks of issuers in emerging market countries.

The fund primarily buys common stock but also can invest in preferred stock and securities convertible into common and preferred stock. The fund may also invest in Rule 144A securities, which are privately placed securities purchased by qualified institutional buyers. From time to time the fund may invest in shares of companies through initial public offerings (IPOs).

The fund management team will invest in U.S. and non-U.S. companies (including companies located in emerging market countries) that are expected to offer the best opportunities for growth and high investment returns. The fund management team uses a multi-factor screen to identify stocks that have above-average return potential. The factors and the weight assigned to a factor may change depending on market conditions. The most influential factors over time have been revenue and earnings growth, estimate revisions, profitability and relative value.

The management team, in an attempt to reduce portfolio risk, will diversify by investing in at least three countries, one of which may be the U.S. Some of the industries that are likely to be represented in the fund’s portfolio holdings include:

■	Application Software
■	IT Consulting & Services
■	Internet Software and Services
■	Networking Equipment
■	Telecom Equipment
■	Computer Hardware
■	Computer Storage & Peripherals
■	Electronic Equipment and Instruments
■	Semiconductor Equipment
■	Semiconductors

■	Aerospace & Defense
■	Electrical Components & Equipment
■	Biotechnology
■	Pharmaceuticals
■	Healthcare Equipment & Supplies
■	Healthcare Distribution & Services
■	Healthcare Facilities
■	Industrial Gases
■	Specialty Chemicals
■	Advanced Materials
■	Integrated Telecom Services
■	Alternative Carriers
■	Wireless Telecommunication Services

The fund generally will sell a stock when, in the management team’s opinion, there is a deterioration in the company’s fundamentals, a change in macroeconomic outlook, technical deterioration, valuation issues, a need to rebalance the portfolio or a better opportunity elsewhere. The team uses a broad set of quantitative tools to enhance the timing of purchase or sell decisions.

It is possible that in extreme market conditions the fund temporarily may invest some or all of its assets in high quality money market securities. Such a temporary defensive strategy would be inconsistent with the fund’s primary investment strategies. The reason for acquiring money market securities would be to avoid market losses. However, if market conditions improve, this strategy could result in reducing the potential gain from the market upswing, thus reducing the fund’s opportunity to achieve its investment goal.

As part of its normal operations, the fund may hold high quality money market securities pending investments or when it expects to need cash to pay redeeming shareholders. The fund will not deviate from its normal strategies if it holds these securities pending investments.

The management team may, when consistent with the fund’s investment goal, buy or sell options or futures on a security or an index of securities and may buy options on a currency or a basket of currencies (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument at a specific price on or before a specific date. A future is an agreement to buy or sell an instrument at a specific price on a specific date. The primary purpose of using derivatives is to attempt to reduce risk to the fund as a whole (hedge) but they may also be used to maintain liquidity and commit cash pending investment. The management team also may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns. The fund may also use forward foreign currency exchange contracts (obligations to buy or sell a currency at a set rate in the future) to hedge against movements in the value of non-U.S. currencies.

The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Should the Company’s Board of Trustees determine that the investment goal of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval.

Key Risks

The main risk of any investment in stocks is that values fluctuate in price. The value of your investment can go up or down depending upon market conditions, which means you could lose money.

The fund’s focus on stocks in the science and technology sectors makes it more susceptible to factors affecting those sectors and more volatile than funds that invest in many different sectors. Therefore, a downturn in the science and/or technology sectors could hurt the fund’s performance to a greater extent than a fund that invests in many sectors.

In addition, investing in science and technology companies exposes the fund to special risks. For example, rapid advances in science and technology might cause existing products to become obsolete, and the fund’s returns could suffer to the extent it holds an affected company’s shares. Companies in a number of science and technology industries are also subject to more government regulations and approval processes than many other industries. This fact may affect a company’s overall profitability and cause its stock price to be more volatile. Additionally, science and technology companies are dependent upon consumer and business acceptance as new technologies evolve.

The fund may invest in companies that have relatively small market capitalizations. These organizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts. The securities of smaller capitalized companies are often traded in the over-the-counter markets and may have fewer market makers and wider price spreads. This may result in greater price movements and less ability to sell the fund’s investment than if the fund held the securities of larger, more established companies.

Non-dollar and non-U.S. securities involve risks not typically associated with investing in U.S. securities. These risks include but are not limited to: currency risks (the risk that the value of dividends or interest paid by non-U.S. securities, or the value of the securities themselves, may fall if currency exchange rates change), the risk that a security’s value will be hurt by changes in non-U.S. political or social conditions, including changes in policies restricting investment, the possibility of heavy taxation, nationalization or expropriation of assets and more difficulty obtaining information on non-U.S. securities or companies. In addition, a portfolio of non-U.S. securities may be harder to sell and may be subject to wider price movements than comparable investments in U.S. companies. There is also less government regulation of non-U.S. securities markets.

In addition, political and economic structures in emerging markets countries may be undergoing rapid change and these countries may lack the social, political and economic stability of more developed countries. As a result some of the risks described above, including the risks of nationalization or expropriation of assets and the existence of smaller, more volatile and less regulated markets, may be increased. The value of many investments in emerging market countries has declined significantly in the past and may do so again in the future, as a result of economic and political turmoil in many of these countries.

Because different kinds of stocks go in and out of favor depending on market conditions, this fund’s performance may be better or worse than other funds with different investment styles.

IPOs and companies that have recently gone public have the potential to produce substantial gains for the fund. However, there is no assurance that the fund will have access to profitable IPOs and therefore investors should not rely on these past gains as an indication of future performances. The investment performance of the fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the fund is able to do so. In addition, as the fund increases in size, the impact of IPOs on the fund’s performance will generally decrease. Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering.

While the management team chooses stocks they believe have above-average earnings growth potential, there is no guarantee that the investments will increase in value or that they won’t decline.

The fund’s investment in Rule 144A securities could have the effect of increasing the level of illiquidity in the fund during any period that qualified institutional buyers become uninterested in purchasing these types of securities.

The fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

The fund’s use of derivatives may reduce the fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the fund to sell or otherwise close a derivatives position could expose the fund to losses. The fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the fund’s derivatives positions to lose value.

Forward foreign currency exchange contracts do not eliminate movements in the value of non-U.S. currencies and securities but rather allow the fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.

The fund may, from time to time, invest more than 25% of its assets in securities whose issuers are located in a single country. These investments would make the fund more dependent upon the political and economic circumstances of that country than a mutual fund that owns stocks of companies in many countries.

The expenses of the fund can be expected to be higher than those of other funds investing primarily in domestic securities because the costs attributable to investing abroad are usually higher.

High portfolio turnover (more than 100%) may result in increased transaction costs to the fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of fund securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. Unlike long-term capital gain, short-term capital gain of individuals is taxable at the same rates as ordinary income. These effects of higher than normal portfolio turnover may adversely affect fund performance.

When you invest in this fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Risk / Return Information

The chart and table below give you a picture of the fund’s long-term performance for Investor A Shares (in the chart) and for Investor A, B and C Shares (in the table). The information shows you how the fund’s performance has varied year by year and provides some indication of the risks of investing in the fund. The table compares the fund’s performance to that of the Pacific Stock Exchange Technology Index, a recognized unmanaged index of stock market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain fund expenses during these periods, the fund’s returns would have been lower.

As of 12/31                                  Investor A Shares

ANNUAL TOTAL RETURNS*

As of 12/31/04

AVERAGE ANNUAL TOTAL RETURNS*

These returns assume payment of applicable sales charges.

	1 Year	3 Years	Since Inception	Inception Date[1]
Global Science & Technology Opportunities; Inv A
Return Before Taxes	-3.63%	-0.33%	-11.27%	05/15/00
Return After Taxes on Distributions	-3.63%	-0.33%	-11.27%
Return After Taxes on Distributions and Sale of Shares	-2.36%	-0.28%	-9.23%
Global Science & Technology Opportunities; Inv B
Return Before Taxes	-3.12%	-0.30%	-11.19%	05/15/00
Global Science & Technology Opportunities; Inv C
Return Before Taxes	0.38%	0.86%	-10.80%	05/15/00
Pacific Stock Exchange Technology Index**	12.09%	4.57%	-5.44%	N/A
*	The chart and the table both assume reinvestment of dividends and distributions. Source: BlackRock Advisors, Inc.
**	Inception date for benchmark performance is 4/30/00.
[1]	Inception date of the fund’s oldest class(es).

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Distribution Fees: Fees paid to the fund’s distributor, BlackRock and service organizations for distribution of fund shares and related sales support services.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Service Fees: Fees that are paid to service organizations that provide for personal services to shareholders.

Service Organizations: Brokers, dealers, financial institutions and industry professionals that provide support services to their customers who own shares of the Company.

the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B and C Shares will vary.

Expenses and Fees

The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Investor A, B and C Shares of the fund. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees) and may not reflect expenses of the fund after February 1, 2006.

Shareholder Fees

(Fees paid directly from your investment)

	A Shares	B Shares	C Shares
Maximum Sales Charge (Load) Imposed on Purchases*	5.75%	0.0%	0.0%
(as percentage of offering price)
Maximum Deferred Sales Charge (Load)	0.0%	4.5%**	1.00	%***
(as percentage of offering price)
Redemption/Exchange Fee****	2.0%	2.0%	2.0%
(as a percentage of amount redeemed)

Annual Fund Operating Expenses

(Expenses that are deducted from fund assets)

	A Shares	B Shares	C Shares
Advisory fees	.90%	.90%	.90%
Distribution (12b-1) fees	.10%	.75%	.75%
Other expenses	1.07%	1.07%	1.07%
Service fees	.25%	.25%	.25%
Other	.82%	.82%	.82%
Total annual fund operating expenses	2.07%	2.72%	2.72%
Fee waivers and expense reimbursements[1]	.17%	.07%	.07%
Net expenses[1]	1.90%	2.65%	2.65%
*	Reduced front-end sales charges may be available (see the section “Can the Sales Charge be Reduced or Eliminated?” for more information regarding the reduction of front-end sales charges). A CDSC of 1.00% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more.
**	The CDSC is 4.5% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on B Shares. (See the section “Purchase of Investor B Shares” for complete schedule of CDSCs.)
***	There is no CDSC on C Shares after one year.
****	Fee applies only to shares that are redeemed or exchanged within 90 days of purchase.
[1]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit expenses to 1.90% (for Investor A Shares) and 2.65% (for Investor B and C Shares) of average daily net assets until February 1, 2006. The fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. Including voluntary waivers, the net expenses for Investor A Shares of the fund are estimated to be 1.83% and for Investor B and C Shares of the fund are estimated to be 2.58%. These voluntary waivers may be terminated at any time. See the “Management” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses, redemption at the end of each time period and, with respect to B Shares and C Shares only, no redemption at the end of each time period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares*	$757	$1,171	$1,610	$2,824
B Shares**
Redemption	$718	$1,188	$1,633	$2,890	***
B Shares
No Redemption	$268	$838	$1,433	$2,890	***
C Shares**
Redemption	$368	$838	$1,433	$3,046
C Shares
No Redemption	$268	$838	$1,433	$3,046
*	Reflects imposition of sales charge.
**	Reflects deduction of CDSC.
***	Based on the conversion of the Investor B Shares to Investor A Shares after eight years.

As a shareholder you pay certain fees and expenses. Shareholder transaction fees are paid out of your investment and annual fund operating expenses are paid out of fund assets.

This prospectus offers shareholders different ways to invest with three separate pricing options. You need to understand your choices so that you can choose the pricing option that is most suitable for you. As shown above, with one option (Investor A Shares) you pay a one-time front-end transaction fee each time you buy shares. The other options (Investor B and Investor C Shares) have no front-end charges but have higher on-going fees, which are paid over the life of the investment, and have a contingent deferred sales charge (CDSC) that you may pay when you redeem your shares. Which option should you choose? It depends on your individual circumstances. You should know that the lowest sales charge won’t necessarily be the least expensive option over time. For example, if you intend to hold your shares long term it may cost less to buy A Shares than B or C Shares.

Fund Management

The fund management team is led by Thomas P. Callan, CFA, Managing Director at BlackRock Advisors, Inc. (BlackRock), and Erin Xie, PhD, a Director at BlackRock.

Mr. Callan, senior portfolio manager, is the head of the BlackRock Global Opportunities Team and is the manager and strategist for all of the team’s portfolios. He has been a manager of the fund since its inception. He is a member of the BlackRock Equity Operating Committee and Equity Investment Strategy

Group. Prior to joining BlackRock as a member of the global emerging-cap team in 1998, Mr. Callan was with the PNC Asset Management Group, which he joined in 1992.

Ms. Xie joined BlackRock following the merger with State Street Research & Management (SSRM) in 2005. Prior to joining BlackRock, she was a Senior Vice President and member of the portfolio management team of the State Street Research Health Sciences Fund since 2001 and became a portfolio manager in 2003. Ms. Xie was employed by SSRM beginning in 2001 as an equity analyst covering the healthcare sector. Prior to SSRM, she also served as an associate in pharmaceutical equity research at Sanford Bernstein & Company.

Financial Highlights

The financial information in the tables below shows the fund’s financial performance for the periods indicated. Certain information reflects results for a single fund share. The term “Total Return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP (for the fiscal year ended 9/30/04) and PricewaterhouseCoopers LLP (for the other fiscal years shown). The independent registered public accountant’s report, along with the fund’s financial statements, are included in the Company’s annual report, which is available upon request (see back cover for ordering instructions). Deloitte & Touche LLP has been appointed as the Company’s independent registered public accountant for the current fiscal year.

FINANCIAL HIGHLIGHTS

(For an Investor A, B or C Share Outstanding Throughout Each Period)

Global Science & Technology Opportunities Portfolio

	INVESTOR A SHARES					INVESTOR B SHARES
	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	For the Period 5/15/00[1] through 9/30/00	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	For the Period 5/15/00[1] through 9/30/00
Net asset value at beginning of period	$5.38	$3.55	$4.38	$12.47	$10.00	$5.24	$3.49	$4.33	$12.44	$10.00

Income from investment operations
Net investment loss	(0.09)[4]	(0.07)	(0.09)	(0.03)	(0.02)	(0.13)[4]	(0.10)	(0.14)	(0.09)	(0.03)
Net gain (loss) on investments (both realized and unrealized)	0.02	1.90	(0.74)	(8.06)	2.49	0.02	1.85	(0.70)	(8.02)	2.47

Total from investment operations	(0.07)	1.83	(0.83)	(8.09)	2.47	(0.11)	1.75	(0.84)	(8.11)	2.44

Net asset value at end of period	$5.31	$5.38	$3.55	$4.38	$12.47	$5.13	$5.24	$3.49	$4.33	$12.44

Total return[3]	(1.30)%[5]	51.55%	(18.95)%	(64.88)%	24.70%	(2.10)%[5]	50.14%	(19.40)%	(65.19)%	24.40%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$9,929	$11,406	$9,104	$14,551	$41,474	$12,315	$16,646	$12,944	$22,062	$60,094
Ratios of expenses to average net assets
Net expenses	1.89%	1.83%	1.67%	1.67%	1.67%[2]	2.65%	2.57%	2.38%	2.42%	2.42%[2]
Total expenses	2.14%	2.10%	1.79%	1.91%	2.66%[2]	2.82%	2.85%	2.50%	2.65%	3.41%[2]
Ratios of net investment loss to average net assets
After advisory/administration and other fee waivers	(1.56)%	(1.53)%	(1.47)%	(0.36)%	(0.68)%[2]	(2.33)%	(2.28)%	(2.18)%	(1.12)%	(1.43)%[2]
Before advisory/administration and other fee waivers	(1.81)%	(1.81)%	(1.59)%	(0.60)%	(1.67)%[2]	(2.50)%	(2.55)%	(2.29)%	(1.35)%	(2.42)%[2]
Portfolio turnover rate	115%	226%	587%	748%	175%	115%	226%	587%	748%	175%

	INVESTOR C SHARES
	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	For the Period 5/15/00[1] through 9/30/00
Net asset value at beginning of period	$5.24	$3.49	$4.33	$12.44	$10.00

Income from investment operations
Net investment loss	(0.13)[4]	(0.10)	(0.15)	(0.10)	(0.03)
Net gain (loss) on investments (both realized and unrealized)	0.03	1.85	(0.69)	(8.01)	2.47

Total from investment operations	(0.10)	1.75	(0.84)	(8.11)	2.44

Net asset value at end of period	$5.14	$5.24	$3.49	$4.33	$12.44

Total return[3]	(1.91)%[5]	50.14%	(19.40)%	(65.19)%	24.40%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$3,244	$4,024	$3,010	$5,708	$13,057
Ratios of expenses to average net assets
Net expenses	2.65%	2.57%	2.59%	2.42%	2.42%[2]
Total expenses	2.80%	2.85%	2.72%	2.65%	3.41%[2]
Ratios of net investment loss to average net assets
After advisory/administration fee waivers	(2.33)%	(2.28)%	(2.37)%	(1.09)%	(1.43)%[2]
Before advisory/administration fee waivers	(2.48)%	(2.55)%	(2.50)%	(1.32)%	(2.42)%[2]
Portfolio turnover rate	115%	226%	587%	748%	175%

[1]	Commencement of operations of share class.
[2]	Annualized.
[3]	Neither front-end sales load nor contingent deferred sales load is reflected in total return.
[4]	Calculated using the average shares outstanding method.
[5]	Redemption fee of 2.00% is reflected in total return calculations.

BlackRock

All-Cap Global Resources Portfolio

IMPORTANT DEFINITIONS

Equity Security: A security, such as stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed income or debt securities because they represent indebtedness to the bondholders, not ownership (although convertible bonds are fixed income securities that are convertible to equity according to their terms).

Fundamentals: “Fundamental” information about a company (such as its income statement, balance sheet, earnings and sales history, products and management).

Investment Style: Refers to the guiding principles of a mutual fund’s investment choices. The investment style of this fund is global resources, referring to the type of securities the managers will choose for this fund.

Investment Goal

The fund seeks to provide long-term growth of capital.

Primary Investment Strategies

Under normal conditions, the fund invests at least 80% of its total assets in securities of global energy and natural resources companies and companies in associated businesses, as well as utilities (such as gas, water, cable, electrical and telecommunications utilities). These typically include companies involved in the exploration, production, refining, marketing or distribution of energy or natural resources, such as gas, oil, metal and minerals, as well as related transportation companies and equipment manufacturers. The fund will consider a company to be an energy or natural resources company if 50% or more of its revenues are derived from, or 50% or more of its assets are related to, activities described above. The fund will invest more than 25% of its assets in energy or natural resources industries. The fund may invest without limit in companies located anywhere in the world and will generally invest in at least three countries and in companies tied economically to a number of countries. It expects to invest primarily in developed markets, but may also invest in emerging markets.

In selecting investments, the fund looks for companies and industries that appear to have the potential for above-average long-term performance based on projections of supply and demand of a resource and the state of the market. These may include companies that are expected to show above-average growth over the long term as well as those that appear to be trading below their true worth. The fund does not limit its investments to companies of any particular size, and may invest in securities of companies with small to large capitalizations. The fund’s investments may include common and preferred stock, securities convertible into common and preferred stock, warrants and depositary receipts.

The fund reserves the right to invest up to 20% of total assets in other U.S. and foreign investments. These may include stocks of companies not associated with energy or natural resources. These may also include debt securities, although the fund may not invest more than 10% of total assets in junk bonds (bonds that are below Standard & Poor’s BBB or Moody’s Baa rating categories, or their unrated equivalents).

The fund generally will sell a stock when, in the management team’s opinion, the stock reaches its price target, there is a deterioration in the company’s fundamentals, a change in macroeconomic outlook, technical deterioration, valuation issues, a need to rebalance the portfolio or a better opportunity elsewhere.

It is possible that in extreme market conditions the fund temporarily may invest some or all of its assets in high quality money market securities. Such a temporary defensive strategy would be inconsistent with the fund’s primary investment strategies. The reason for acquiring money market securities would be to avoid market losses. However, if market conditions improve, this strategy could result in reducing the potential gain from the market upswing, thus reducing the fund’s opportunity to achieve its investment goal.

As part of its normal operations, the fund may hold high quality money market securities pending investments or when it expects to need cash to pay redeeming shareholders. The fund will not deviate from its normal strategies if it holds these securities pending investments.

The management team may, when consistent with the fund’s investment goal, buy or sell options or futures on a security or an index of securities and may buy options on a currency or a basket of currencies (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument at a specific price on or before a specific date. A future is an agreement to buy or sell an instrument at a specific price on a specific date. The primary purpose of using derivatives is to attempt to reduce risk to the fund as a whole (hedge) but they may also be used to maintain liquidity and commit cash pending investment. The management team also may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns. The fund may also buy and sell currencies and use forward foreign currency exchange contracts (obligations to buy or sell a currency at a set rate in the future) to hedge against movements in the value of non-U.S. currencies or to enhance returns.

The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Should the Company’s Board of Trustees determine that the investment goal of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval.

Key Risks

The main risk of any investment in stocks is that values fluctuate in price. The value of your investment can go up or down depending upon market conditions, which means you could lose money.

The fund’s strategy of concentrating in energy and natural resources companies means that its performance will be closely tied to the performance of a particular market segment. Because the fund is concentrated in these companies, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the fund than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

Stocks of energy and natural resources companies are especially affected by variations in the commodities markets (that may be due to market events, regulatory developments or other factors that the fund cannot control) and these companies may lack the resources and the broad business lines to weather hard times. Energy companies can be significantly affected by the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, world events and economic conditions. Natural resources companies can be significantly affected by events relating to international political developments, energy conservation, the success of exploration projects, commodity prices, and tax and government regulations.

The fund may invest in companies that have relatively small market capitalizations. These organizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts. The securities of smaller capitalized companies are often traded in the over-the-counter markets and may have fewer market makers and wider price spreads. This may result in greater price movements and less ability to sell the fund’s investment than if the fund held the securities of larger, more established companies.

Any securities that are thinly traded or whose resale is restricted can be difficult to sell at the desired time and price. Some of these securities are new and complex, and trade only among institutions; the markets for these securities are still developing, and may not function as efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper the fund’s ability to raise cash to meet redemptions. Also, because there may not be an established market price for these securities, the fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the fund) may have a subjective element. Transactions in restricted or illiquid securities may entail registration expense and other transaction costs that are higher than those for transactions in unrestricted or liquid securities. Where registration is required for restricted or illiquid securities, a considerable time period may elapse between the time the fund decides to sell the security and the time it is actually permitted to sell the security under an effective registration statement. If during such period, adverse market conditions were to develop, the fund might obtain less favorable pricing terms than when it decided to sell the security.

Non-dollar and non-U.S. securities involve risks not typically associated with investing in U.S. securities. These risks include but are not limited to: currency risks (the risk that the value of dividends or interest paid by non-U.S. securities, or the value of the securities themselves, may fall if currency exchange rates change), the risk that a security’s value will be hurt by changes in non-U.S. political or social conditions, including changes in policies restricting investment, the possibility of heavy taxation, nationalization or expropriation of assets and more difficulty obtaining information on non-U.S. securities or companies. In addition, a portfolio of non-U.S. securities may be harder to sell and may be subject to wider price movements than comparable investments in U.S. companies. There is also less government regulation of non-U.S. securities markets.

In addition, political and economic structures in emerging markets countries may be undergoing rapid change and these countries may lack the social, political and economic stability of more developed countries. As a result, some of the risks described above, including the risks of nationalization or expropriation of assets and the existence of smaller, more volatile and less regulated markets, may be increased. The value of many investments in emerging market countries has declined significantly in the past and may do so again in the future, as a result of economic and political turmoil in many of these countries.

In addition, many U.S. companies in which the fund may invest generate significant revenues and earnings from abroad. As a result, these companies and the prices of their securities may be affected by weaknesses in global and regional economies and the relative value of foreign currencies to the U.S. dollar. These factors, taken as a whole, could adversely affect the price of fund shares.

Because different kinds of stocks go in and out of favor depending on market conditions, this fund’s performance may be better or worse than other funds with different investment styles.

The fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

The value of any bonds held by the fund is likely to decline when interest rates rise; this risk is greater for bonds with longer maturities. It is also possible that a bond issuer could default on principal or interest payments, causing a loss for the fund. The fund may invest in non-investment grade or “high yield” securities commonly known to investors as “junk bonds.” Non-investment grade securities carry greater risks than investment grade securities, which have higher credit ratings, including a high risk of default. The yields of non-investment grade securities will move up and down over time.

The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market values may change from time to time, positively or negatively, to reflect new developments regarding the issuer. Companies that issue high yield securities are often young and growing and have a lot of debt. High yield securities are considered speculative, meaning there is a significant risk that companies issuing these securities may not be able to repay principal and pay interest or dividends on time. In addition, other creditors of a high yield issuer may have the right to be paid before the high yield bondholder. During an economic downturn, a period of rising interest rates or a recession, issuers of high yield securities who have a lot of debt may experience financial problems. They may not have enough cash to make their principal and interest payments. An economic downturn could also hurt the market for lower-rated securities and the fund. Also, the market for high yield securities is not as liquid as the market for higher rated securities. This means that it may be harder to buy and sell high yield securities, especially on short notice. The market could also be hurt by legal or tax changes.

The fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

The fund’s use of derivatives may reduce the fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the fund to sell or otherwise close a derivatives position could expose the fund to losses. The fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the fund’s derivatives positions to lose value.

Forward foreign currency exchange contracts do not eliminate movements in the value of non-U.S. currencies and securities but rather allow the fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.

The expenses of the fund can be expected to be higher than those of other funds investing primarily in domestic securities because the costs attributable to investing abroad are usually higher.

Any securities that are thinly traded or whose resale is restricted can be difficult to sell at the desired time and price. Some of these securities are new and complex, and trade only among institutions; the markets for these securities are still developing, and may not function as efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper the fund’s ability to raise cash to meet redemptions. Also, because there may not be an established market price for these securities, the fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the fund) may have a subjective element. Transactions in restricted or illiquid securities may entail registration expense and other transaction costs that are higher than those for transactions in unrestricted or liquid securities. Where registration is required for restricted or illiquid securities, a considerable time period may elapse between the time the fund decides to sell the security and the time it is actually permitted to sell the security under an effective registration statement. If during such period, adverse market conditions were to develop, the fund might obtain less favorable pricing terms than when it decided to sell the security.

High portfolio turnover (more than 100%) may result in increased transaction costs to the fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of fund securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. Unlike long-term capital gain, short-term capital gain of individuals is taxable at the same rates as ordinary income. These effects of higher than normal portfolio turnover may adversely affect fund performance.

When you invest in this fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

The fund is a non-diversified portfolio under the Investment Company Act, which means that fund performance is more dependent on the performance of a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of the fund more than it would a diversified fund’s.

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Distribution Fees: Fees paid to the fund’s distributor, BlackRock and service organizations for distribution of fund shares and related sales support services.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Service Fees: Fees that are paid to service organizations that provide for personal services to shareholders.

Service Organizations: Brokers, dealers, financial institutions and industry professionals that provide support services to their customers who own shares of the Company.

Expenses and Fees

The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Investor A, B and C Shares of the fund. The “Annual Fund Operating Expenses” table may not reflect expenses of the fund after February 1, 2006.

Shareholder Fees

(Fees paid directly from your investment)

	A Shares	B Shares	C Shares
Maximum Sales Charge (Load) Imposed on Purchases*	5.75%	0.0%	0.0%
(as percentage of offering price)
Maximum Deferred Sales Charge (Load)	0.0%	4.5%**	1.0	%***
(as percentage of offering price)
Redemption/Exchange Fee****	2.0%	2.0%	2.0%
(as a percentage of amount redeemed)

Annual Fund Operating Expenses

(Expenses that are deducted from fund assets)

	A Shares	B Shares	C Shares
Advisory fees	.75%	.75%	.75%
Distribution (12b-1) fees	.10%	.75%	.75%
Other expenses[1]	.83%	.83%	.83%
Service fees	.25%	.25%	.25%
Other	.58%	.58%	.58%
Total annual fund operating expenses	1.68%	2.33%	2.33%
Fee waivers and expense reimbursements[2]	.34%	.29%	.29%
Net expenses[2]	1.34%	2.04%	2.04%
*	Reduced front-end sales charges may be available (See the section “Can the Sales Charge be Reduced or Eliminated?” for more information regarding the reduction of front-end sales charges). A CDSC of 1.00% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more.
**	The CDSC is 4.5% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on B Shares. (See the section “Purchase of Investor B Shares” for complete schedule of CDSCs.)
***	There is no CDSC on C Shares after one year.
****	Fee applies only to shares that are redeemed or exchanged within 90 days of purchase.
[1]	The fund is newly organized and, accordingly, “Other expenses” are based on estimated amounts for the current fiscal year.
[2]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit expenses to 1.34% (for Investor A Shares) and 2.04% (for Investor B and C Shares) of average daily net assets until February 1, 2006. The fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses, redemption at the end of each time period and, with respect to B and C Shares only, no redemption at the end of each time period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
A Shares*	$704	$1,043
B Shares**
Redemption	$657	$1,050
B Shares
No Redemption	$207	$700
C Shares**
Redemption	$307	$700
C Shares
No Redemption	$207	$700
*	Reflects imposition of sales charge.
**	Reflects deduction of CDSC.

As a shareholder you pay certain fees and expenses. Shareholder transaction fees are paid out of your investment and annual fund operating expenses are paid out of fund assets.

This prospectus offers shareholders different ways to invest with separate pricing options. You need to understand your choices so that you can choose the pricing option that is most suitable for you. As shown above, with one option (Investor A Shares) you pay a one-time front-end transaction fee each time you buy shares. Investor B and Investor C Shares have no front-end charges but have higher on-going fees, which are paid over the life of the investment, and have a contingent deferred sales charge (CDSC) that you may pay when you redeem your shares. Which option schedule should you choose? It depends on your individual circumstances. You should know that the lowest sales charge won’t necessarily be the least expensive option over time. For example, if you intend to hold your shares long term it may cost less to buy A Shares than B or C Shares.

Fund Management

The fund management team is led by Denis J. Walsh III, CFA, Managing Director at BlackRock Advisors, Inc. (BlackRock), and Daniel J. Rice III, Managing Director at BlackRock.

Mr. Rice and Mr. Walsh joined BlackRock following the merger with State Street Research & Management (SSRM) in 2005. Prior to joining BlackRock, Mr. Rice had been a Senior Vice President and a portfolio manager of the State Street Research Global Resources Fund since its inception in March 1990. He was employed by SSRM beginning in 1984.

Prior to joining BlackRock, Mr. Walsh was a Managing Director and was an energy analyst for the State Street Research Global Resources Fund beginning in 1999. He was also a member of the portfolio management team for the SSR Large Cap Analyst Fund and has worked as an investment professional in equity research since 1979.

BlackRock

U.S. Opportunities Portfolio

IMPORTANT DEFINITIONS

Earnings Growth: The rate of growth in a company’s earnings per share from period to period. Security analysts attempt to identify companies with earnings growth potential because a pattern of earnings growth may cause share prices to increase.

Equity Security: A security, such as stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed income or debt securities because they represent indebtedness to the bondholders, not ownership (although convertible bonds are fixed income securities that are convertible to equity according to their terms).

Fundamentals: “Fundamental” information about a company (such as its income statement, balance sheet, earnings and sales history, products and management).

S&P/Citigroup Extended Market Index U.S.: An unmanaged index comprised of smaller-capitalization U.S. stocks representing the bottom 20% of available market capital, with a minimum market capitalization of at least $100 million.

Technical Analysis: The study and interpretation of securities in order to predict future trends. The technical tools used by the management team include: trending indicators such as moving averages and non-trending indicators such as cash flow and relative strength

Investment Goal

The fund seeks long-term capital appreciation.

Primary Investment Strategies

In pursuit of this goal, the fund normally invests at least 80% of its net assets in equity securities issued by U.S. emerging capitalization companies (defined as those with market capitalizations equal to those within the universe of S&P/Citigroup Extended Market Index U.S. stocks) with relatively attractive earnings growth potential and valuation. The fund primarily buys common stock but can also invest in preferred stock and securities convertible into common and preferred stock. From time to time the fund may invest in shares of companies through initial public offerings (IPOs).

The fund management team uses a multi-factor screen to identify stocks that have above-average return potential. The factors and the weight assigned to a factor may change depending on market conditions. The most influential factors over time have been revenue and earnings growth, estimate revisions, profitability and relative value.

The fund generally will sell a stock when, in the management team’s opinion, there is a deterioration in the company’s fundamentals, a change in macroeconomic outlook, technical deterioration, valuation issues, a need to rebalance the portfolio or a better opportunity elsewhere. The team uses a broad set of quantitative tools to enhance the timing of purchase or sell decisions.

It is possible that in extreme market conditions the fund temporarily may invest some or all of its assets in high quality money market securities. Such a temporary defensive strategy would be inconsistent with the fund’s primary investment strategies. The reason for acquiring money market securities would be to avoid market losses. However, if market conditions improve, this strategy could result in reducing the potential gain from the market upswing, thus reducing the fund’s opportunity to achieve its investment goal.

As part of its normal operations, the fund may also hold high quality money market securities pending investments or when it expects to need cash to pay redeeming shareholders. The fund will not deviate from its normal strategies if it holds these securities pending investments.

The management team may, when consistent with the fund’s investment goal, buy and sell options or futures on a security or an index of securities (commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. The primary purpose of using derivatives is to attempt to reduce risk to the fund as a whole (hedge) but they may also be used to maintain liquidity and commit cash pending investment. The management team also may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Should the Company’s Board of Trustees determine that the investment goal of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval.

The fund opened to new investors as of December 2, 2002. The fund may suspend sales to new investors at any time in the future.

Key Risks

The main risk of any investment in stocks is that values fluctuate in price. The value of your investment can go up or down depending upon market conditions, which means you could lose money.

The fund may invest in companies that have relatively small market capitalizations. These organizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts. The securities of smaller capitalized companies are often traded in the over-the-counter markets and may have fewer market makers and wider price spreads. This may result in greater price movements and less ability to sell the fund’s investment than if the fund held the securities of larger, more established companies.

Because different kinds of stocks go in and out of favor depending on market conditions, this fund’s performance may be better or worse than other funds with different investment styles.

IPOs and companies that have recently gone public have the potential to produce substantial gains for the fund. However, there is no assurance that the fund will have access to profitable

IPOs and therefore investors should not rely on these past gains as an indication of future performances. The investment performance of the fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the fund is able to do so. In addition, as the fund increases in size, the impact of IPOs on the fund’s performance will generally decrease. Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering.

While the management team chooses stocks it believes to have above-average earnings growth potential, there is no guarantee that the investments will increase in value or that they won’t decline.

The fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

The fund’s use of derivatives may reduce the fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the fund to sell or otherwise close a derivatives position could expose the fund to losses. The fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the fund’s derivatives positions to lose value.

High portfolio turnover (more than 100%) may result in increased transaction costs to the fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of fund securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. Unlike long-term capital gain, short-term capital gain of individuals is taxable at the same rates as ordinary income. These effects of higher than normal portfolio turnover may adversely affect fund performance.

When you invest in this fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Risk / Return Information

The chart and table below give you a picture of the fund’s long-term performance for Investor A Shares (in the chart) and for Investor A, B and C Shares (in the table). The information shows you how the fund’s performance has varied year by year and provides some indication of the risks of investing in the fund. The table compares the fund’s performance to that of the S&P/Citigroup Extended Market Index U.S., a recognized unmanaged index of stock market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain fund expenses during these periods, the fund’s returns would have been lower.

As of 12/31 Investor A Shares

ANNUAL TOTAL RETURNS*

As of 12/31/04

AVERAGE ANNUAL TOTAL RETURNS*

These returns assume payment of applicable sales charges.

	1 Year	3 Year	5 Year	Since Inception	Inception Date[1]
U.S. Opportunities; Inv A
Return Before Taxes	11.09%	-0.10%	-4.75%	19.41%	05/01/98
Return After Taxes on Distributions	11.09%	-0.10%	-6.96%	16.64%
Return After Taxes on Distributions and Sale of Shares	7.21%	-0.09%	-5.18%	15.72%
U.S. Opportunities; Inv B
Return Before Taxes	12.44%	-0.03%	-4.62%	19.60%	05/01/98
U.S. Opportunities; Inv C
Return Before Taxes	15.96%	1.11%	-4.35%	19.58%	05/01/98
S&P/Citigroup EMI U.S. (Reflects no deduction for fees, expenses or taxes)	19.33%	12.75%	8.26%	7.82%	N/A
*	The chart and the table both assume reinvestment of dividends and distributions. Source: BlackRock Advisors, Inc.
[1]	Inception date of the fund’s oldest class(es).

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B and C Shares will vary.

One factor impacting the fund’s total return to date was its investment in IPOs and companies that had recently gone public. There is no assurance that the fund’s investments in IPOs or newly-public companies will have the same impact on performance in the future as they did in the past.

Expenses and Fees

The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Investor A, B and C Shares of the fund. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees) and may not reflect expenses of the fund after February 1, 2006.

Shareholder Fees

(Fees paid directly from your investment)

	A Shares	B Shares	C Shares
Maximum Sales Charge (Load) Imposed on Purchases*	5.75%	0.0%	0.0%
(as percentage of offering price)
Maximum Deferred Sales Charge (Load)	0.0%	4.5%**	1.00	%***
(as percentage of offering price)
Redemption/Exchange Fee****	2.0%	2.0%	2.0%
(as a percentage of amount redeemed)

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Distribution Fees: Fees paid to the fund’s distributor, BlackRock and service organizations for distribution of fund shares and related sales support services.

Other Expenses: Include fees paid by the fund for other expenses such as administration, transfer agency, custody, professional fees and registration fees.

Service Fees: Fees that are paid to service organizations that provide personal services to shareholders.

Service Organizations: Brokers, dealers, financial institutions and industry professionals that provide support services to their customers who own shares of the Company.

Annual Fund Operating Expenses

(Expenses that are deducted from fund assets)

	A Shares	B Shares	C Shares
Advisory fees	1.10%	1.10%	1.10%
Distribution (12b-1) fees	.10%	.75%	.75%
Other expenses	.84%	.84%	.84%
Service fees	.25%	.25%	.25%
Other	.59%	.59%	.59%
Total annual fund operating expenses	2.04%	2.69%	2.69%
Fee waivers and expense reimbursements[1]	—	—	—
Net expenses[1]	2.04%	2.69%	2.69%
*	Reduced front-end sales charges may be available (see the section “Can the Sales Charges be Reduced or Eliminated?” for more information regarding the reduction of front-end sales charges). A CDSC of up to 1.00% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more.
**	The CDSC is 4.5% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on B Shares. (See the section “Purchase of Investor B Shares” for complete schedule of CDSCs.)
***	There is no CDSC on C shares after one year.
****	Fee applies only to shares that are redeemed or exchanged within 90 days of purchase.
[1]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit expenses to 2.07% (for Investor A Shares) and 2.82% (for Investor B and C Shares) of average daily net assets until February 1, 2006. The fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. Including voluntary waivers, the net expenses for Investor A Shares of the fund are estimated to be 1.94%. These voluntary waivers may be terminated at any time. See the “Management” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses, redemption at the end of each time period and, with respect to B Shares and C Shares only, no redemption at the end of each time period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares*	$770	$1,178	$1,610	$2,808
B Shares**
Redemption	$722	$1,185	$1,625	$2,866	***
B Shares
No Redemption	$272	$ 835	$1,425	$2,866	***
C Shares**
Redemption	$372	$ 835	$1,425	$3,022
C Shares
No Redemption	$272	$ 835	$1,425	$3,022
*	Reflects imposition of sales charge.
**	Reflects deduction of contingent deferred sales charge.
***	Based on the conversion of Investor B Shares to Investor A Shares after eight years.

As a shareholder you pay certain fees and expenses. Shareholder transaction fees are paid out of your investment and annual fund operating expenses are paid out of fund assets.

This prospectus offers shareholders different ways to invest with three separate pricing options. You need to understand your choices so that you can choose the pricing option that is most suitable for you. As shown above, with one option (Investor A Shares) you pay a one-time front-end transaction fee each time you buy shares. The other options (Investor B and Investor C Shares) have no front-end charges but have higher on-going fees, which are paid over the life of the investment, and have a contingent deferred sales charge (CDSC) that you may pay when you redeem your shares. Which option schedule should you choose? It depends on your individual circumstances. You should know that the lowest sales charge won’t necessarily be the least expensive option over time. For example, if you intend to hold your shares long term it may cost less to buy A Shares than B or C Shares.

Fund Management

The fund management team is led by Thomas P. Callan, CFA, Managing Director at BlackRock Advisors, Inc. (BlackRock), and Jean M. Rosenbaum, CFA, Director at BlackRock.

Mr. Callan, senior portfolio manager, is the head of the BlackRock Global Opportunities Team and is the manager and strategist for all of the team’s portfolios. He is a member of the BlackRock Equity Operating Committee and Equity Investment Strategy Group. Prior to joining BlackRock as a member of the global emerging-cap team in 1998, Mr. Callan was with the PNC Asset Management Group, which he joined in 1992.

Ms. Rosenbaum is a member of the BlackRock Global Opportunities Team. She is a portfolio manager for the U.S. opportunities portfolios and a strategist for all of the team’s products. Prior to joining BlackRock in 1998, Ms. Rosenbaum was a health care analyst with the PNC Asset Management Group.

Ms. Rosenbaum and Mr. Callan have been managers of the fund since September 2002.

Financial Highlights

The financial information in the tables below shows the fund’s financial performance for the periods indicated. Certain information reflects results for a single fund share. The term “Total Return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP (for the fiscal year ended 9/30/04) and PricewaterhouseCoopers LLP (for the other fiscal years shown). The independent registered public accountant’s report, along with the fund’s financial statements, are included in the Company’s annual report, which is available upon request (see back cover for ordering instructions). Deloitte & Touche LLP has been appointed as the Company’s independent registered public accountant for the current fiscal year.

FINANCIAL HIGHLIGHTS

(For an Investor A, B or C Share Outstanding Throughout Each Period)

U.S. Opportunities Portfolio

	INVESTOR A SHARES					INVESTOR B SHARES
	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00
Net asset value at beginning of period	$16.17	$12.81	$17.41	$44.93	$24.60	$15.55	$12.41	$16.86	$44.15	$24.38

Income from investment operations
Net investment income (loss)	(0.26)[2]	(0.21)	(0.42)	(0.09)	(0.17)	(0.39)[2]	(0.32)	(0.54)	(0.28)	(0.45)
Net gain (loss) on investments (both realized and unrealized)	3.87	3.57	(3.89)	(17.35)	23.80	3.71	3.46	(3.78)	(16.93)	23.52

Total from investment operations	3.61	3.36	(4.31)	(17.44)	23.63	3.32	3.14	(4.32)	(17.21)	23.07

Less distributions
Distributions from net investment income	– –	– –	(0.29)	– –	– –	– –	– –	(0.13)	– –	– –
Distributions from net realized gains	– –	– –	– –	(10.08)	(3.30)	– –	– –	– –	(10.08)	(3.30)

Total distributions	– –	– –	(0.29)	(10.08)	(3.30)	– –	– –	(0.13)	(10.08)	(3.30)

Net asset value at end of period	$19.78	$16.17	$12.81	$17.41	$44.93	$18.87	$15.55	$12.41	$16.86	$44.15

Total return[1]	22.33%[3]	26.23%	(25.39)%	(46.61)%	102.68%	21.35%[3]	25.30%	(25.92)%	(47.01)%	101.17%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$31,282	$29,258	$28,733	$51,232	$151,588	$40,994	$41,259	$43,883	$79,401	$213,237
Ratios of expenses to average net assets
Net expenses	2.04%	2.00%	1.92%	1.93%	1.91%	2.80%	2.74%	2.67%	2.67%	2.66%
Total expenses	2.15%	2.06%	1.97%	1.94%	1.91%	2.81%	2.81%	2.72%	2.69%	2.66%
Ratios of net investment income to average net assets
After advisory/administration and other fee waivers	(1.36)%	(1.34)%	(1.68)%	(0.30)%	(0.41)%	(2.12)%	(2.09)%	(2.43)%	(1.06)%	(1.14)%
Before advisory/administration and other fee waivers	(1.46)%	(1.40)%	(1.73)%	(0.32)%	(0.41)%	(2.13)%	(2.15)%	(2.47)%	(1.08)%	(1.14)%
Portfolio turnover rate	106%	248%	361%	402%	445%	106%	248%	361%	402%	445%

	INVESTOR C SHARES
	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00
Net asset value at beginning of period	$15.53	$12.40	$16.85	$44.14	$24.38

Income from investment operations
Net investment income (loss)	(0.38)[2]	(0.32)	(0.55)	(0.29)	(0.44)
Net gain (loss) on investments (both realized and unrealized)	3.70	3.45	(3.77)	(16.92)	23.50

Total from investment operations	3.32	3.13	(4.32)	(17.21)	23.06

Less distributions
Distributions from net investment income	– –	– –	(0.13)	– –	– –
Distributions from net realized gains	– –	– –	– –	(10.08)	(3.30)

Total distributions	– –	– –	(0.13)	(10.08)	(3.30)

Net asset value at end of period	$18.85	$15.53	$12.40	$16.85	$44.14

Total return[1]	21.38%[3]	25.24%	(25.93)%	(47.02)%	101.12%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$20,261	$20,761	$22,020	$42,007	133,540
Ratios of expenses to average net assets
Net expenses	2.81%	2.74%	2.67%	2.67%	2.65%
Total Expenses	2.83%	2.81%	2.72%	2.69%	2.65%
Ratios of net investment income to average net assets
After advisory/administration fee waivers	(2.13)%	(2.09)%	(2.43)%	(1.02)%	(1.12)%
Before advisory/administration fee waivers	(2.15)%	(2.15)%	(2.48)%	(1.04)%	(1.12)%
Portfolio turnover rate	106%	248%	361%	402%	445%

[1]	Neither front-end sales load nor contingent deferred sales load is reflected in total return.
[2]	Calculated using the average shares outstanding method.
[3]	Redemption fee of 2.00% is reflected in total return calculations.

BlackRock

International Opportunities
Portfolio

IMPORTANT DEFINITIONS

Earnings Growth: The rate of growth in a company’s earnings per share from period to period. Security analysts attempt to identify companies with earnings growth potential because a pattern of earnings growth may cause share prices to increase.

Emerging Market Stocks: Stocks issued by companies located in countries with emerging economies or securities markets. The list of emerging market countries includes, among others: Argentina, Brazil, Bulgaria, Chile, China, Colombia, The Czech Republic, Ecuador, Egypt, Greece, Hungary, India, Indonesia, Israel, Lebanon, Malaysia, Mexico, Morocco, Peru, The Philippines, Poland, Romania, Russia, South Africa, South Korea, Taiwan, Thailand, Tunisia, Turkey, Venezuela, Vietnam and Zimbabwe.

Equity Security: A security, such as stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed income or debt securities because they represent indebtedness to the bondholders, not ownership (although convertible bonds are fixed income securities that are convertible to equity according to their terms).

Fundamentals: “Fundamental” information about a company (such as its income statement, balance sheet, earnings and sales history, products and management).

S&P/Citigroup Extended Market Index Global Ex-U.S.: An unmanaged index comprised of smaller-capitalization stocks of both developed and emerging market countries. Index stocks represent the bottom 20% of available market capital for each individual country, with a minimum market capitalization of at least the local equivalent of US$100 million.

Technical Analysis: The study and interpretation of securities in order to predict future trends. The technical tools used by the management team include: trending indicators such as moving averages and non-trending indicators such as cash flow and relative strengths.

Investment Goal

The fund seeks long-term capital appreciation.

Primary Investment Strategies

In pursuit of this goal, the fund normally invests at least 80% of its net assets in equity securities issued by international emerging capitalization companies (defined as those with market capitalizations equal to those within the universe of S&P/Citigroup Extended Market Index Global Ex-U.S. stocks). The fund may invest up to 25% of its net assets in stocks of issuers in emerging market countries. The fund primarily buys common stock but can also invest in preferred stock and securities convertible into common and preferred securities. From time to time the fund may invest in shares of companies through initial public offerings (IPOs).

The fund management team uses a multi-factor screen to identify stocks that have above-average return potential. The factors and the weight assigned to a factor may change depending on market conditions. The most influential factors over time have been revenue and earnings growth, estimate revisions, profitability and relative value.

The fund generally will sell a stock when, in the management team’s opinion, there is a deterioration in the company’s fundamentals, a change in macroeconomic outlook, technical deterioration, valuation issues, a need to rebalance the portfolio or a better opportunity elsewhere. The team uses a broad set of quantitative tools to enhance the timing of purchase or sell decisions.

It is possible that in extreme market conditions the fund temporarily may invest some or all of its assets in high quality money market securities. Such a temporary defensive strategy would be inconsistent with the fund’s primary investment strategies. The reason for acquiring money market securities would be to avoid market losses. However, if market conditions improve, this strategy could result in reducing the potential gain from the market upswing, thus reducing the fund’s opportunity to achieve its investment goal.

As part of its normal operations, the fund may also hold high quality money market securities pending investments or when it expects to need cash to pay redeeming shareholders. The fund will not deviate from its normal strategies if it holds these securities pending investments.

The management team may, when consistent with the fund’s investment goal, buy or sell options or futures on a security or an index of securities and may buy options on a currency or a basket of currencies (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument at a specific price on or before a specific date. A future is an agreement to buy or sell an instrument at a specific price on a specific date. The primary purpose of using derivatives is to attempt to reduce risk to the fund as a whole (hedge) but they may also be used to maintain liquidity and commit cash pending investment. The management team also may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns. The fund may also use forward foreign currency exchange contracts (obligations to buy or sell a currency at a set rate in the future) to hedge against movements in the value of non-U.S. currencies.

The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Should the Company’s Board of Trustees determine that the investment goal of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval.

Key Risks

The main risk of any investment in stocks is that values fluctuate in price. The value of your investment can go up or down depending upon market conditions, which means you could lose money.

The fund may invest in companies that have relatively small market capitalizations. These organizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts. The securities of smaller capitalized companies are often traded in the over-the-counter markets and may have fewer market makers and wider price spreads. This may result in greater price movements and less ability to sell the fund’s investment than if the fund held the securities of larger, more established companies.

Non-dollar and non-U.S. securities involve risks not typically associated with investing in U.S. securities. These risks include but are not limited to: currency risks (the risk that the value of dividends or interest paid by non-U.S. securities, or the value of the securities themselves, may fall if currency exchange rates change), the risk that a security’s value will be hurt by changes in non-U.S. political or social conditions, including changes in policies restricting investment, the possibility of heavy taxation, nationalization or expropriation of assets and more difficulty obtaining information on non-U.S. securities or companies. In addition, a portfolio of non-U.S. securities may be harder to sell and may be subject to wider price movements than comparable investments in U.S. companies. There is also less government regulation of non-U.S. securities markets.

In addition, political and economic structures in emerging market countries may be undergoing rapid change and these countries may lack the social, political and economic stability of more developed countries. As a result some of the risks described above, including the risks of nationalization or expropriation of assets and the existence of smaller, more volatile and less regulated markets, may be increased. The value of many investments in emerging market countries has declined significantly in the past, and may do so again in the future, as a result of economic and political turmoil in many of these countries.

Because different kinds of stocks go in and out of favor depending on market conditions, this fund’s performance may be better or worse than other funds with different investment styles.

IPOs and companies that have recently gone public have the potential to produce substantial gains for the fund. However, there is no assurance that the fund will have access to profitable IPOs and therefore investors should not rely on these past gains as an indication of future performances. The investment performance of the fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the fund is able to do so. In addition, as the fund increases in size, the impact of IPOs on the fund’s performance will generally decrease. Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering.

While the management team chooses stocks they believe have above-average earnings growth potential, there is no guarantee that the investments will increase in value or that they won’t decline.

The fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

The fund’s use of derivatives may reduce the fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the fund to sell or otherwise close a derivatives position could expose the fund to losses. The fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the fund’s derivatives positions to lose value.

Forward foreign currency exchange contracts do not eliminate movements in the value of non-U.S. currencies and securities but rather allow the fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.

The expenses of the fund can be expected to be higher than those of other funds investing primarily in domestic securities because the costs attributable to investing abroad is usually higher.

High portfolio turnover (more than 100%) may result in increased transaction costs to the fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of fund securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. Unlike long-term capital gain, short-term capital gain of individuals is taxable at the same rates as ordinary income. These effects of higher than normal portfolio turnover may adversely affect fund performance.

When you invest in this fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Risk / Return Information

The chart and table below give you a picture of the fund’s long-term performance for Investor A Shares (in the chart) and for Investor A, B and C Shares (in the table). The information shows you how the fund’s performance has varied year by year and provides some indication of the risks of investing in the fund. The table compares the fund’s performance to that of the S&P/Citigroup Extended Market Index Global Ex-U.S., a

recognized unmanaged index of stock market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain fund expenses during these periods, the fund’s returns would have been lower.

As of 12/31 Investor A Shares

ANNUAL TOTAL RETURNS*

As of 12/31/04

AVERAGE ANNUAL TOTAL RETURNS*

These returns assume payments of applicable sales charges.

	1 Year	3 Years	5 Years	Since Inception	Inception Date[1]
International Opportunities; Inv A
Return Before Taxes	17.37%	18.96%	4.86%	17.97%	09/26/97
Return After Taxes on Distributions	17.34%	18.95%	4.83%	16.67%
Return After Taxes on Distributions and Sale of Shares	11.63%	16.54%	4.20%	15.13%
International Opportunities; Inv B
Return Before Taxes	18.11%	19.28%	4.84%	17.96%	09/26/97
International Opportunities; Inv C
Return Before Taxes	21.65%	20.10%	5.17%	17.97%	09/26/97
S&P/Citigroup EMI Global Ex-U.S. (Reflects no deduction for fees, expenses or taxes)	29.28%	23.11%	6.85%	7.49%	N/A
*	The chart and the table both assume reinvestment of dividends and distributions. Source: BlackRock Advisors, Inc.
[1]	Inception date of the fund’s oldest class(es).

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B and C Shares will vary.

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Distribution Fees: Fees paid to the fund’s distributor, BlackRock and service organizations for distribution of fund shares and related sales support services.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Service Fees: Fees that are paid to service organizations that provide personal services to shareholders.

Service Organizations: Brokers, dealers, financial institutions and industry professionals that provide support services to their customers who own shares of the Company.

One factor impacting the fund’s total return to date was its investment in IPOs and companies that had recently gone public. There is no assurance that the fund’s investments in IPOs or newly-public companies will have the same impact on performance in the future as they did in the past.

Expenses and Fees

The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Investor A, B and C Shares of the fund. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees) and may not reflect expenses of the fund after February 1, 2006.

Shareholder Fees

(Fees paid directly from your investment)

	A Shares	B Shares	C Shares
Maximum Sales Charge (Load) Imposed on Purchases*	5.00%	0.0%	0.0%
(as percentage of offering price)
Maximum Deferred Sales Charge (Load)	0.0%	4.5%**	1.00	%***
(as percentage of offering price)
Redemption/Exchange Fee****	2.0%	2.0%	2.0%
(as a percentage of amount redeemed)

Annual Fund Operating Expenses

(Expenses that are deducted from fund assets)

	A Shares	B Shares	C Shares
Advisory fees	1.00%	1.00%	1.00%
Distribution (12b-1) fees	.10%	.75%	.75%
Other expenses	.74%	.74%	.74%
Service fees	.25%	.25%	.25%
Other	.49%	.49%	.49%
Total annual fund operating expenses	1.84%	2.49%	2.49%
Fee waivers and expense reimbursements[1]	—	—	—
Net expenses[1]	1.84%	2.49%	2.49%
*	Reduced front-end sales charges may be available (see the section “Can the Sales Charge be Reduced or Eliminated?” for more information regarding reduction of front-end sales). A CDSC of 1.00% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more.
**	The CDSC is 4.5% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on B Shares. (See the section “Purchase of Investor B Shares” for complete schedule of CDSCs.)
***	There is no CDSC on C Shares after one year.
****	Fee applies only to shares that are redeemed or exchanged within 90 days of purchase.
[1]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit expenses to 1.92% (for Investor A Shares) and 2.67% (for Investor B and C Shares) of average daily net assets until February 1, 2006. The fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. Including voluntary waivers, the net expenses for Investor A Shares of the fund are estimated to be 1.74%. These voluntary waivers may be terminated at any time. See the “Management” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses, redemption at the end of each time period and, with respect to B Shares and C Shares only, no redemption at the end of each time period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares*	$678	$1,050	$1,446	$2,551
B Shares**
Redemption	$702	$1,126	$1,526	$2,666	***
B Shares
No Redemption	$252	$ 776	$1,326	$2,666	***
C Shares**
Redemption	$352	$ 776	$1,326	$2,826
C Shares
No Redemption	$252	$ 776	$1,326	$2,826
*	Reflects imposition of sales charge.
**	Reflects deduction of CDSC.
***	Based on the conversion of Investor B Shares to Investor A Shares after eight years.

As a shareholder you pay certain fees and expenses. Shareholder transaction fees are paid out of your investment and annual fund operating expenses are paid out of fund assets.

This prospectus offers shareholders different ways to invest with three separate pricing options. You need to understand your choices so that you can choose the pricing option that is most suitable for you. As shown above, with one option (Investor A Shares) you pay a one-time front-end transaction fee each time you buy shares. The other options (Investor B and Investor C Shares) have no front-end charges but have higher on-going fees, which are paid over the life of the investment, and have a contingent deferred sales charge (CDSC) that you may pay when you redeem your shares. Which option should you choose? It depends on your individual circumstances. You should know that the lowest sales charge won’t necessarily be the least expensive option over time. For example, if you intend to hold your shares long term it may cost less to buy A Shares than B or C Shares.

Fund Management

The fund management team is led by Thomas P. Callan, CFA, Managing Director at BlackRock Advisors, Inc. (BlackRock), and Michael D. Carey, CFA, Director at BlackRock.

Mr. Callan, senior portfolio manager, is head of the BlackRock Global Opportunities Team and is the manager and strategist for all of the team’s portfolios. He is a member of the BlackRock Equity Operating Committee and Equity Investment Strategy

Group. Prior to joining BlackRock as a member of the global emerging-cap team in 1998, Mr. Callan was with the PNC Asset Management Group, which he joined in 1992.

Mr. Carey is a member of the BlackRock Global Opportunities Team. He is a portfolio manager for international small cap equity portfolios and a strategist for all of the team’s products. Prior to joining BlackRock in 1998, Mr. Carey was an investment strategist with the PNC Asset Management Group. He began his career as a fixed income analyst with PNC in 1992.

Mr. Callan has been a manager of the fund since April 1999 and Mr. Carey since January 2002.

Financial Highlights

The financial information in the tables below shows the fund’s financial performance for the periods indicated. Certain information reflects results for a single fund share. The term “Total Return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP (for the fiscal year ended 9/30/04) and PricewaterhouseCoopers LLP (for the other fiscal years shown). The independent registered public accountant’s report, along with the fund’s financial statements, are included in the Company’s annual report, which is available upon request (see back cover for ordering instructions). Deloitte & Touche LLP has been appointed as the Company’s independent registered public accountant for the current fiscal year.

FINANCIAL HIGHLIGHTS

(For an Investor A, B or C Share Outstanding Throughout Each Period)

International Opportunities Portfolio

	INVESTOR A SHARES					INVESTOR B SHARES
	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00
Net asset value at beginning of period	$19.49	$14.94	$14.65	$22.34	$12.84	$18.83	$14.54	$14.37	$22.06	$12.78

Income from investment operations
Net investment income (loss)	(0.02)[1]	0.01	(0.03)	0.13	0.08	(0.21)[1]	(0.12)	(0.16)	0.01	(0.04)
Net gain (loss) on investments (both realized and unrealized)	4.32	4.53	0.28	(7.77)	10.82	4.19	4.40	0.29	(7.65)	10.72

Total from investment operations	4.30	4.54	0.25	(7.64)	10.90	3.98	4.28	0.13	(7.64)	10.68

Less distributions
Distributions from net investment income	(0.02)	– –	– –	– –	– –	(0.02)	– –	– –	– –	– –
Distributions from net realized gains	– –	– –	– –	(0.05)	(1.40)	– –	– –	– –	(0.05)	(1.40)

Total distributions	(0.02)	– –	– –	(0.05)	(1.40)	(0.02)	– –	– –	(0.05)	(1.40)

Redemption fees added to paid-in capital	0.01	0.01	0.04	– –	– –	0.01	0.01	0.04	– –	– –

Net asset value at end of period	$23.78	$19.49	$14.94	$14.65	$22.34	$22.80	$18.83	$14.54	$14.37	$22.06

Total return[2]	22.11%[4]	30.45%[5]	1.98%[3]	(34.27)%	91.04%	21.18%[4]	29.51%[5]	1.18%[3]	(34.71)%	89.64%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$99,879	$37,934	$25,969	$28,781	$40,545	$45,167	$31,454	$25,917	$27,895	$56,136
Ratios of expenses to average net assets
Net expenses	1.89%	1.89%	1.80%	1.80%	1.79%	2.65%	2.63%	2.54%	2.55%	2.52%
Total expenses	2.06%	1.98%	1.91%	1.89%	1.85%	2.72%	2.72%	2.64%	2.64%	2.60%
Ratios of net investment income (loss) to average net assets
After advisory/administration and other fee waivers	(0.06)%	0.05%	(0.17)%	0.80%	0.45%	(0.94)%	(0.74)%	(0.93)%	0.06%	(0.27)%
Before advisory/administration and other fee waivers	(0.24)%	(0.04)%	(0.27)%	0.72%	0.39%	(1.00)%	(0.83)%	(1.03)%	(0.03)%	(0.33)%
Portfolio turnover rate	98%	72%	104%	207%	296%	98%	72%	104%	207%	296%

	INVESTOR C SHARES
	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00
Net asset value at beginning of period	$18.84	$14.54	$14.36	$22.06	$12.78

Income from investment operations
Net investment income (loss)	(0.21)[1]	(0.11)[1]	(0.15)	0.01	(0.04)
Net gain (loss) on investments (both realized and unrealized)	4.18	4.40	0.29	(7.66)	10.72

Total from investment operations	3.97	4.29	0.14	(7.65)	10.68

Less distributions
Distributions from net investment income	(0.02)	– –	– –	– –	– –
Distributions from net realized gains	– –	– –	– –	(0.05)	(1.40)

Total distributions	(0.02)	– –	– –	(0.05)	(1.40)

Redemption fees added to paid-in capital	0.01	0.01	0.04	– –	– –

Net asset value at end of period	$22.80	$18.84	$14.54	$14.36	$22.06

Total return[2]	21.12%[4]	29.57%[5]	1.25%[3]	(34.71)%	89.64%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$54,894	$26,912	$18,599	$21,019	$43,722
Ratios of expenses to average net assets
Net expenses	2.65%	2.63%	2.55%	2.55%	2.52%
Total expenses	2.72%	2.72%	2.66%	2.66%	2.58%
Ratios of net investment income (loss) to average net assets
After advisory/administration fee waivers	(0.86)%	(0.71)%	(0.95)%	0.07%	(0.27)%
Before advisory/administration fee waivers	(0.93)%	(0.80)%	(1.05)%	(0.03)%	(0.32)%
Portfolio turnover rate	98%	72%	104%	207%	296%

[1]	Calculated using the average shares outstanding method.
[2]	Neither front-end sales load nor contingent deferred sales load is reflected in total return.
[3]	Redemption fee of 2.00% is reflected in total return calculations.
[4]	Redemption fee of 2.00% is reflected in total return calculations. The impact to the return is 1 basis points.
[5]	Redemption fee of 2.00% is reflected in total return calculations. The impact to the return is 6 basis points.

BlackRock

Index Equity Portfolio

IMPORTANT DEFINITIONS

Equity Security: A security, such as stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed income or debt securities because they represent indebtedness to the bondholders, not ownership (although convertible bonds are fixed income securities that are convertible to equity according to their terms).

Index Investing: An investment strategy involving the creation of a portfolio tailored to closely match the composition and investment performance of a specific stock or bond market index. Index funds offer investors diversification among securities, low portfolio turnover and relative predictability of portfolio composition. The Index Master Portfolio engages in index investing.

Large Capitalization Companies: Capitalization refers to the market value of the company and is calculated by multiplying the number of shares outstanding by the current price per share. Larger companies may be more likely to have the staying power to get them through all economic cycles; however their size may also make them less flexible and innovative than smaller companies.

S&P 500® Index: The Standard & Poor’s Composite Stock Price Index, an unmanaged index of 500 stocks, most of which are listed on the New York Stock Exchange. The index focuses on the large-cap segment of the market, with over 80% coverage of U.S. equities.

The Board of Trustees of BlackRock Funds has voted to close the Investor B and Investor C share classes of the Index Equity Portfolio. No new purchases or exchanges into those share classes will be accepted. You may still redeem shares at any time, subject to any applicable deferred sales charges or redemption fees.

Investment Goal

The fund’s investment goal is to approximate the investment performance of the S&P 500® Index, in terms of its total investment return.

Primary Investment Strategies

In pursuit of this goal, the fund invests all of its assets indirectly, through The U.S. Large Company Series (the Index Master Portfolio) of The DFA Investment Trust Company, in the stocks of the S&P 500® Index using a passive investment style that seeks to approximate the returns of the S&P 500® Index. The Index Master Portfolio, under normal market conditions, invests at least 95% of its total assets in substantially all the stocks of the S&P 500® Index in approximately the same proportion as they are represented in the Index.

The Index Master Portfolio may invest some of its assets (generally not more than 5% of net assets) in certain short-term fixed income securities pending investment or to pay redeeming shareholders.

The Index Master Portfolio may, to the extent consistent with its investment goal, invest in index futures contracts and options on index futures contracts, commonly known as derivatives, to commit funds pending investment or to maintain liquidity. The Index Master Portfolio can buy additional securities when borrowings are outstanding. This practice can have the effect of increasing the fund’s losses or gains.

Should the Company’s Board of Trustees determine that the investment goal of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval. The investment goal of the Index Master Portfolio may not be changed without shareholder approval.

Key Risks

The main risk of any investment in stocks is that values fluctuate in price. The value of your investment can go up or down depending upon market conditions, which means you could lose money. There is no guarantee that the shares will increase in value or that they won’t decline.

Because different kinds of stocks go in and out of favor depending on market conditions, this fund’s performance may be better or worse than other funds with different investment styles. The Index Master Portfolio is not actively managed and poor performance of a stock will ordinarily not result in its elimination from the Index Master Portfolio. The Index Master Portfolio will remain fully invested in stocks even when stock prices are generally falling. Ordinarily, portfolio securities will not be sold except to reflect additions or deletions of the stocks that comprise the S&P 500® Index (including additions or deletions resulting from mergers, reorganizations and similar transactions), and, to the extent necessary, to provide cash to pay redeeming shareholders. The investment performance of the Index Master Portfolio and the fund (not taking into account fund expenses) is expected to approximate the investment performance of the S&P 500® Index, which tends to be cyclical in nature, reflecting periods when stock prices generally rise or fall.

The Index Master Portfolio’s use of derivatives may reduce returns and/or increase volatility. Volatility is defined as the characteristic of a security or a market to fluctuate significantly in price within a short time period. A risk of the fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the fund to sell or otherwise close a derivatives position could expose the fund to losses. The fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, the Index Master Portfolio’s investment adviser may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the fund’s derivatives positions to lose value. The Index Master Portfolio can borrow money to buy additional securities. This practice can have the effect of increasing the fund’s losses or gains.

When you invest in this fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Risk / Return Information

The chart and tables below give you a picture of the fund’s long-term performance for Investor A Shares (in the chart) and for Investor A, B and C Shares (in the table). The information shows you how the fund’s performance has varied year by year and provides some indication of the risks of investing in the fund. The table compares the fund’s performance to that of the S&P 500® Index, a recognized unmanaged index of stock market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain fund expenses during these periods, the fund’s returns would have been lower.

Investor A Shares were launched in June 1992, Investor B Shares were launched in February 1996 and Investor C Shares were launched in August 1996. The performance for Investor B Shares for the period before they were launched is based upon performance for Investor A Shares, and the performance for Investor C Shares for the period before they were launched is based upon performance for Investor A and Investor B Shares. The actual returns of Investor B and C Shares would have been lower compared to Investor A Shares because Investor B and C Shares have higher expenses than Investor A Shares. Investor A Shares of the fund are expected to have expenses of .58% of average daily net assets (after waivers and reimbursements) for the current fiscal year and Investor B Shares and Investor C Shares of the fund each are expected to have expenses of 1.33% of average daily net assets (after waivers and reimbursements) for the current fiscal year.

As of 12/31 Investor A Shares

ANNUAL TOTAL RETURNS*

As of 12/31/04

AVERAGE ANNUAL TOTAL RETURNS*

These returns assume payment of applicable sales charges.

	1 Year	3 Years	5 Years	10 Years	Inception Date[1]
Index Equity; Inv A
Return Before Taxes	6.90%	1.80%	-3.63%	10.88%	04/20/92
Return After Taxes on Distributions	6.67%	1.55%	-3.82%	9.90%
Return After Taxes on Distributions and Sale of Shares	4.76%	1.43%	-3.13%	9.07%
Index Equity; Inv B
Return Before Taxes	4.84%	0.93%	-4.15%	10.49%	04/20/92
Index Equity; Inv C
Return Before Taxes	8.39%	2.07%	-3.76%	10.49%	04/20/92
S&P 500® (Reflects no deduction for fees, expenses or taxes)	10.88%	3.59%	-2.30%	12.07%	N/A
*	The chart and the table both assume reinvestment of dividends and distributions. Source: BlackRock Advisors, Inc.
[1]	Inception date of the fund’s oldest class(es).

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B and C Shares will vary.

Expenses and Fees

The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Investor A, B and C Shares of the fund. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees) and may not reflect expenses of the fund after February 1, 2006.

Shareholder Fees

(Fees paid directly from your investment)

	A Shares	B Shares		C Shares
Maximum Sales Charge (Load) Imposed on Purchases*	3.0%	0.0%		0.0%
(as percentage of offering price)
Maximum Deferred Sales Charge (Load)	0.0%	4.5%	**	1.00%	***
(as percentage of offering price)
Redemption/Exchange Fee****	2.0%	2.0%		2.0%
(as a percentage of amount redeemed)

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Distribution Fees: Fees paid to the fund’s distributor, BlackRock and service organizations for distribution of fund shares and related sales support services.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Service Fees: Fees that are paid to service organizations that provide personal services to shareholders.

Service Organizations: Brokers, dealers, financial institutions and industry professionals that provide support services to their customers who own shares of the Company.

Annual Fund Operating Expenses1

(Expenses that are deducted from fund assets)

	A Shares	B Shares	C Shares
Advisory fees	.025%	.025%	.025%
Distribution (12b-1) fees	.10%	.75%	.75%
Other expenses	.61%	.61%	.61%
Service fees	.25%	.25%	.25%
Other	.36%	.36%	.36%
Total annual fund operating expenses	.735%	1.385%	1.385%
Fee waivers and expense reimbursements[2]	—	—	—
Net expenses[2]	.735%	1.385%	1.385%
*	Reduced front-end sales charges may be available (see the section “Can Sales Charge be Reduced or Eliminated?” for more information regarding the reduction of front-end sales charges).
**	The CDSC is 4.5% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on B Shares. (See the section “Purchase of Investor B Shares” for complete schedule of CDSCs.)
***	There is no CDSC on C Shares after one year.
****	Fee applies only to shares that are redeemed or exchanged within 90 days of purchase.
[1]	The Annual Fund Operating Expenses table and the Example reflect the expenses of both the Index Equity and Index Master Portfolios.
[2]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit expenses to .785% (for Investor A Shares) and 1.535% (for Investor B and C Shares) of average daily net assets until February 1, 2006. The fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. Including voluntary waivers, the net expenses for Investor A Shares of the fund are estimated to be .58% and for Investor B and C Shares of the fund are estimated to be 1.33%. These voluntary waivers may be terminated at any time. See the “Management” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses, redemption at the end of each time period and, with respect to B Shares and C Shares only, no redemption at the end of each time period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares*	$373	$528	$697	$1,185
B Shares**
Redemption	$591	$788	$958	$1,485***
B Shares
No Redemption	$141	$438	$758	$1,485***
C Shares**
Redemption	$241	$438	$758	$1,663
C Shares
No Redemption	$141	$438	$758	$1,663
*	Reflects imposition of sales charge.
**	Reflects deduction of CDSC.
***	Based on the conversion of Investor B Shares to Investor A Shares after eight years.

As a shareholder you pay certain fees and expenses. Shareholder transaction fees are paid out of your investment and annual fund operating expenses are paid out of fund assets.

This prospectus offers shareholders different ways to invest with three separate pricing options. You need to understand your choices so that you can choose the pricing option that is most suitable for you. As shown above, with one option (Investor A Shares) you pay a one-time front-end transaction fee each time you buy shares. The other options (Investor B and Investor C Shares) have no front-end charges but have higher on-going fees, which are paid over the life of the investment, and have a contingent deferred sales charge (CDSC) that you may pay when you redeem your shares. Which option should you choose? It depends on your individual circumstances. You should know that the lowest sales charge won’t necessarily be the least expensive option over time. For example, if you intend to hold your shares long term it may cost less to buy A Shares than B or C Shares.

Index Master Portfolio Management

Dimensional Fund Advisors Inc. (DFA) serves as investment adviser to the Index Master Portfolio. Investment decisions for the Index Master Portfolio are made by the Investment Committee of DFA, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is composed of certain officers and directors of DFA who are elected annually. DFA provides the Index Master Portfolio with a trading department and selects brokers and dealers to effect securities transactions.

Financial Highlights

The financial information in the tables below shows the fund’s financial performance for the periods indicated. Certain information reflects results for a single fund share. The term “Total Return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP (for the fiscal year ended 9/30/04) and PricewaterhouseCoopers LLP (for the other fiscal years shown). The independent registered public accountant’s report, along with the fund’s financial statements, are included in the Company’s annual report, which is available upon request (see back cover for ordering instructions). Deloitte & Touche LLP has been appointed as the Company’s independent registered public accountant for the current fiscal year.

FINANCIAL HIGHLIGHTS

(For an Investor A, B or C Share Outstanding Throughout Each Period)

Index Equity Portfolio

	INVESTOR A SHARES
	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00
Net asset value at beginning of period	$19.07	$15.62	$19.95	$27.51	$24.66

Income from investment operations
Net investment income (loss)	0.22 [9]	0.18	0.13	0.12	0.11
Net gain (loss) on investments (both realized and unrealized)	2.28	3.46	(4.31)	(7.60)	2.96

Total from investment operations	2.50	3.64	(4.18)	(7.48)	3.07

Less distributions
Distributions from net investment income	(0.23)	(0.19)	(0.15)	(0.08)	(0.06)
Distribution from net realized gains	– –	– –	– –	– –	(0.16)

Total distributions	(0.23)	(0.19)	(0.15)	(0.08)	(0.22)

Net asset value at end of period	$21.34	$19.07	$15.62	$19.95	$27.51

Total return[1]	13.10%[3]	23.41%	(21.09)%	(27.23)%	12.43%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$312,606	$281,505	$222,736	$76,363	$93,935
Ratios of expenses to average net assets
Net expenses	0.70%[2]	0.79%[2]	0.79%[2]	0.79%[2]	0.78%[2]
Total expenses	0.84%[2]	0.85%[2]	0.78%[2]	0.81%[2]	0.81%[2]
Ratios of net investment income to average net assets
After advisory/administration and other fee waivers	1.04%	1.01%	0.72%	0.50%	0.38%
Before advisory/administration and other fee waivers	0.90%	0.96%	0.72%	0.48%	0.35%
Portfolio turnover rate	2%[8]	10%[7]	6%[6]	8%[5]	8%[4]
[1]	Neither front-end sales load nor contingent deferred sales load is reflected in total return.
[2]	Including expenses allocated from The U.S. Large Company Series of The DFA Investment Trust Company of 0.06% for the years ended 9/30/00 through 9/30/04.
[3]	Redemption fee of 2.00% is reflected in total return calculations.
[4]	For period December 1,1999 through November 30, 2000.
[5]	For period December 1, 2000 through September 30, 2001.
[6]	For period December 1, 2001 through September 30, 2002.
[7]	For period December 1, 2002 through September 30, 2003.
[8]	For period December 1, 2003 through September 30, 2004.
[9]	Calculated using the average shares outstanding method.

Continued

FINANCIAL HIGHLIGHTS

(For an Investor A, B or C Share Outstanding Throughout Each Period)

Index Equity Portfolio

	INVESTOR B SHARES
	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00
Net asset value at beginning of period	$18.75	$15.35	$19.61	$27.15	$24.44

Income from investment operations
Net investment income (loss)	0.06 [9]	0.04	(0.01)	(0.06)	– –
Net gain (loss) on investments (both realized and unrealized)	2.24	3.42	(4.25)	(7.48)	2.84

Total from investment operations	2.30	3.46	(4.26)	(7.54)	2.84

Less distributions
Distributions from net investment income	(0.07)	(0.06)	– –	– –	– –
Distribution from net realized gains	– –	– –	– –	– –	(0.13)

Total distributions	(0.07)	(0.06)	– –	– –	(0.13)

Net asset value at end of period	$20.98	$18.75	$15.35	$19.61	$27.15

Total return[1]	12.25%[3]	22.59%	(21.72)%	(27.77)%	11.61%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$177,754	$192,614	$175,100	$262,027	$360,792
Ratios of expenses to average net assets
Net expenses	1.46%	1.54%[2]	1.53%[2]	1.53%[2]	1.51%[2]
Total expenses	1.50%	1.59%[2]	1.55%[2]	1.55%[2]	1.54%[2]
Ratios of net investment income (loss) to average net assets
After advisory/administration and other fee waivers	0.28%	0.27%	(0.04)%	(0.25)%	(0.35)%
Before advisory/administration and other fee waivers	0.24%	0.21%	(0.05)%	(0.26)%	(0.38)%
Portfolio turnover rate	2%[8]	10%[7]	6%[6]	8%[5]	8%[4]

	INVESTOR C SHARES
	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00
Net asset value at beginning of period	$18.74	$15.35	$19.61	$27.15	$24.44

Income from investment operations
Net investment income (loss)	0.06 [9]	0.04	(0.01)	(0.06)	– –
Net gain (loss) on investments (both realized and unrealized)	2.24	3.41	(4.25)	(7.48)	2.84

Total from investment operations	2.30	3.45	(4.26)	(7.54)	2.84

Less distributions
Distributions from net investment income	(0.07)	(0.06)	– –	– –	– –
Distribution from net realized gains	– –	– –	– –	– –	(0.13)

Total distributions	(0.07)	(0.06)	– –	– –	(0.13)

Net asset value at end of period	$20.97	$18.74	$15.35	$19.61	$27.15

Total return[1]	12.26%[3]	22.52%	(21.72)%	(27.77)%	11.61%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$279,130	$297,835	$270,958	$382,356	$530,586
Ratios of expenses to average net assets
Net expenses	1.46%[2]	1.54%[2]	1.53%[2]	1.53%[2]	1.53%[2]
Total expenses	1.50%[2]	1.59%[2]	1.55%[2]	1.55%[2]	1.56%[2]
Ratios of net investment income (loss) to average net assets
After advisory/administration fee waivers	0.28%	0.27%	(0.04)%	(0.25)%	(0.37)%
Before advisory/administration fee waivers	0.24%	0.21%	(0.05)%	(0.26)%	(0.40)%
Portfolio turnover rate	2%[8]	10%[7]	6%[6]	8%[5]	8%[4]
[1]	Neither front-end sales load nor contingent deferred sales load is reflected in total return.
[2]	Including expenses allocated from The U.S. Large Company Series of The DFA Investment Trust Company of 0.06% for the years ended 9/30/00 through 9/30/04.
[3]	Redemption fee of 2.00% is reflected in total return calculations.
[4]	For period December 1,1999 through November 30, 2000.
[5]	For period December 1, 2000 through September 30, 2001.
[6]	For period December 1, 2001 through September 30, 2002.
[7]	For period December 1, 2002 through September 30, 2003.
[8]	For period December 1, 2003 through September 30, 2004.
[9]	Calculated using the average shares outstanding method.

About Your Investment

Buying Shares from a Registered Investment Professional

BlackRock Funds believes that investors can benefit from the advice and ongoing assistance of a registered investment professional. Accordingly, when you buy or sell BlackRock Funds Investor Shares, you may pay a sales charge, which is used to compensate your investment professional for services provided to you. A person who gets compensated for selling shares may receive a different amount for each class.

As a shareholder you pay certain fees and expenses. Shareholder fees are paid directly from your investment and annual fund operating expenses are paid out of fund assets and are reflected in the fund’s net asset value.

Your registered representative can help you to buy shares by telephone. Before you place your order make sure that you have read the Prospectus and have a discussion with your registered representative about the details of your investment.

What Price Per Share Will You Pay?

The price of mutual fund shares generally changes every day the New York Stock Exchange (NYSE) is open (business day). A mutual fund is a pool of investors’ money that is used to purchase a portfolio of securities, which in turn is owned in common by the investors. Investors put money into a mutual fund by buying shares. If a mutual fund has a portfolio worth $50 million and has 5 million shares outstanding, the net asset value (NAV) per share is $10. When you buy Investor Shares you pay the NAV per share plus the applicable front-end sales charge if you are purchasing Investor A Shares.

PFPC Inc. (PFPC), the Company’s transfer agent, will probably receive your order from your registered representative, who takes your order. However, you can also fill out a purchase application and mail it to the transfer agent with your check. Please call (800) 441-7762 for a purchase application. Purchase orders received by the transfer agent before the close of regular trading on the NYSE (currently 4 p.m. (Eastern time)) on each day the NYSE is open will be priced based on the NAV calculated at the close of trading on that day plus any applicable sales charge. NAV is calculated separately for each class of shares of each fund as of the close of business on the NYSE, generally 4 p.m. (Eastern time), each day the NYSE is open. Shares will not be priced on days the NYSE is closed. Purchase orders received after the close of trading will be priced based on the next calculation of NAV. The non-U.S.

securities and certain other securities held by a fund may trade on days when the NYSE is closed. In these cases, net asset value of shares may change when fund shares cannot be bought or sold.

Since the NAV changes daily, the price you pay for your shares depends on the time that your order is received by the Company’s transfer agent, whose job it is to keep track of shareholder records.

Each fund’s assets are valued primarily on the basis of market quotations. Certain short-term debt securities are valued on the basis of amortized cost. When a determination is made that market quotations are not readily available, including, but not limited to, when (i) the exchange or market on which a security is traded does not open for trading for an entire trading day and no other market prices are available, (ii) a particular security does not trade regularly or has had its trading halted, (iii) a security does not have a price source due to its lack of liquidity, (iv) BlackRock believes a market quotation from a broker-dealer is unreliable (e.g., where it varies significantly from a recent trade), (v) the security is thinly traded or (vi) there has been a significant subsequent event, each fund values the affected securities at fair value as determined by BlackRock pursuant to procedures adopted by the Company’s Board of Trustees. For example, in valuing a security that trades principally on a foreign market, a fund uses the most recent closing market price from the market on which the security principally trades, unless because of a significant event subsequent to the market close such closing market price, in BlackRock’s judgment, does not represent the current market value of the security. Because significant events could affect the value of a foreign security between the close of the foreign market where the security is principally traded and the time the fund calculates its NAV, such closing price may not be reflective of current market conditions. Therefore, a fund may adjust the closing market price of a foreign security as a result of a significant subsequent event to reflect what it believes to be the fair value of the security as of the time the fund calculates its NAV.

Fair value represents a good faith approximation of the value of a security. A security’s valuation may differ depending on the method used for determining value. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining a fund’s NAV. As a result, a fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

When you place a purchase order, you need to specify whether you want Investor A, B or C Shares. If you do not specify a class, you will receive Investor A Shares.

When Must You Pay?

Payment for an order must be made in Federal funds or other immediately available funds by the time specified by your registered representative or other financial intermediary, but in no event later than 4 p.m. (Eastern time) on the third business day following PFPC’s receipt of the order. If payment is not received by this time, the order will be canceled and you and your registered representative or other financial intermediary will be responsible for any loss to a fund. For shares purchased directly from the transfer agent, a check payable to BlackRock Funds and bearing the name of the fund you are purchasing must accompany a completed purchase application. There is a $20 fee for each purchase check that is returned due to insufficient funds. The Company does not accept third-party checks. You may also wire Federal funds to the transfer agent to purchase shares, but you must call BlackRock Funds at (800) 441-7762 before doing so to confirm the wiring instructions.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including the Company, to obtain, verify and record information that identifies each person who opens an account. When opening an account, you will be asked for your name, address, date of birth and other information that will allow the Company to identify you. The Company may also ask to see other identifying documents such as a driver’s license (for individuals) or Articles of Incorporation or other formation documents (for institutions). The Company may use a third party to obtain and verify this information. The Company may not be able to establish an account if you do not provide the necessary information.

How Much is the Minimum Investment?

The minimum investment for the initial purchase of Investor Shares is $500. There is a $50 minimum for all later investments. The Company permits a lower initial investment if you are an employee of the Company or one of its service providers or if you participate in the Automatic Investment Plan in which you make regular, periodic investments through a savings or checking account. Your investment professional can advise you on how to begin an Automatic Investment Plan. The Company won’t accept a purchase order of $100,000 or more for Investor B Shares or $1 million or more for Investor C Shares. Your registered representative may set a lower maximum for Investor B Share purchases. The Company may reject any purchase order, modify or waive the minimum investment requirements and suspend and resume the sale of any share class of any fund at any time.

Which Pricing Option Should You Choose?

BlackRock Funds offers different pricing options to investors in the form of different share classes. Your registered representative can help you decide which option works best for you. Through this Prospectus, you can choose from Investor A, B, or C Shares.

A Shares (Front-End Load)

■	One time sales charge paid at time of purchase
■	Lower ongoing distribution fees
■	Free exchange with other A Shares in BlackRock Funds family
■	Advantage: Makes sense for investors who are eligible to have the sales charge reduced or eliminated or who have a long-term investment horizon because ongoing distribution fees are less than for other Investor Share classes.
■	Disadvantage: You pay a sales charge up-front, and therefore you start off owning fewer shares.

B Shares (Back-End Load)

■	No front-end sales charge when you buy shares
■	You pay a sales charge when you redeem shares. It is called a contingent deferred sales charge (CDSC) and it declines over 6 years to zero from a high of 4.5%.
■	Higher ongoing distribution fees than A Shares

■	Free exchange with other B Shares in BlackRock Funds family
■	Automatically convert to A Shares eight years from purchase
■	Advantage: No up-front sales charge so you start off owning more shares.
■	Disadvantage: You pay higher ongoing distribution fees than on A Shares each year you own shares, which means that you can expect lower total performance per share.

C Shares (Level Load)

■	No front-end sales charge when you buy shares
■	Contingent deferred sales charge (CDSC) of 1.00% if shares are redeemed within 12 months of purchase
■	Higher ongoing distribution fees than A Shares
■	Free exchange with other C Shares in BlackRock Funds family
■	Advantage: No up-front sales charge so you start off owning more shares. These shares may make sense for investors who have a shorter investment horizon relative to A or B Shares.
■	Disadvantage: You pay higher ongoing distribution fees than on A shares each year you own shares, which means that you can expect lower total performance per share. Shares do not convert to A Shares, so you will continue paying the higher ongoing distribution fees as long as you hold the C Shares. Over the long term, this can add up to higher total fees than either A Shares or B Shares.

Investor B Shares received through the reinvestment of dividends and distributions convert to A Shares proportionately with the conversion of B Shares that were not received through reinvestment.

You may also view information about a fund’s sales loads free of charge at www.blackrock.com/funds.

How Much is the Sales Charge?

The tables below show the schedules of sales charges that you may pay if you buy and sell Investor A, B and C Shares of a fund.

Purchase of Investor A Shares

The following tables show the front-end sales charges that you may pay if you buy Investor A Shares. The offering price for Investor A Shares includes any front-end sales charge. You may qualify for a reduced front-end sales charge. Purchases of Investor A Shares at certain fixed dollar levels, known as “breakpoints,” cause a reduction in the front-end sales charge. Once you achieve a breakpoint, you pay that sales charge on your entire purchase amount (and not just the portion above the breakpoint). Additionally, the front-end sales charge can be reduced or eliminated through one or a combination of the following: the right of accumulation, a Letter of Intent, the reinstatement privilege, quantity discounts or a waiver of the sales charge (described below).

The following schedules of front-end sales charges and quantity discounts applies to the Large Cap Value Equity, Large Cap Growth Equity, Mid-Cap Growth Equity, Small Cap Value Equity, Small Cap Core Equity, Small Cap Growth Equity, Global Science & Technology Opportunities, U.S. Opportunities, Dividend Achievers™, Small/Mid-Cap Growth, Aurora, Legacy and All-Cap Global Resources Portfolios and the Investment Trust.

AMOUNT OF TRANSACTION AT OFFERING PRICE	SALES CHARGE AS % OF OFFERING PRICE*	SALES CHARGE AS % OF NET ASSET VALUE*
Less than $50,000	5.75%	6.10%
$50,000 but less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.50%	3.63%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 or more	0.00%	0.00%
*	There is no initial sales charge on purchases of $1,000,000 or more of Investor A Shares; however, you will pay a CDSC of (i) .75% for the Large Cap Value Equity, Dividend Achievers™, Large Cap Growth Equity and Legacy Portfolios and the Investment Trust and (ii) 1.00% for the Mid-Cap Growth Equity, Small Cap Value Equity, Small Cap Core Equity, Small Cap Growth Equity, Global Science & Technology Opportunities, U.S. Opportunities, Small/Mid-Cap Growth, Aurora and All-Cap Global Resources Portfolios, of the offering price or the net asset value of the shares on the redemption date (whichever is less) for shares redeemed within 18 months after purchase. Class A Shares of an SSR Fund purchased prior to its reorganization with a BlackRock fund will pay the CDSC specified in (i) above for shares of the BlackRock fund redeemed within 12 months after purchase, except with respect to the Investment Trust, Large Cap Value Equity Portfolio and Legacy Portfolio, in which cases Class A shares will pay a CDSC of 1.00% based on the net asset value of the shares at the time of purchase (or of sale, if lower) for shares redeemed within 12 months after purchase.

The following schedule of front-end sales charges and quantity discounts applies to the International Opportunities Portfolio.

AMOUNT OF TRANSACTION AT OFFERING PRICE	SALES CHARGE AS % OF OFFERING PRICE*	SALES CHARGE AS % OF NET ASSET VALUE*
Less than $50,000	5.00%	5.26%
$50,000 but less than $100,000	4.75%	4.99%
$100,000 but less than $250,000	4.50%	4.71%
$250,000 but less than $500,000	3.50%	3.83%
$500,000 but less than $1,000,000	2.50%	2.56%
$1 million or more	0.00%	0.00%
*	There is no initial sales charge on purchases of $1,000,000 or more of Investor A Shares; however, you will pay a CDSC of 1.00% of the offering price or the net asset value of the shares on the redemption date (whichever is less) for shares redeemed within 18 months after purchase.

The following schedule of front-end sales charges and quantity discounts applies to the Index Equity Portfolio.

AMOUNT OF TRANSACTION AT OFFERING PRICE	SALES CHARGE AS % OF OFFERING PRICE	SALES CHARGE AS % OF NET ASSET VALUE
Less than $50,000	3.00%	3.09%
$50,000 but less than $100,000	2.75%	2.83%
$100,000 but less than $250,000	2.50%	2.56%
$250,000 but less than $500,000	1.75%	1.78%
$500,000 but less than $1,000,000	1.25%	1.26%
$1 million or more	0.00%	0.00%

The Company’s distributor retains up to .75% of the sales charge on all purchases of Investor A Shares of the Investment Trust, Large Cap Value Equity, Large Cap Growth Equity, Dividend Achievers, Legacy, Mid-Cap Growth Equity, Aurora, Small/Mid Cap Growth, Small Cap Value Equity, Small Cap Core Equity, Small Cap Growth Equity, Global Science & Technology Opportunities, All-Cap Global and U.S. Opportunities, Dividend Achievers™ Portfolios, the Investment Trust and up to .50% of the sales charge on all purchases of Investor A Shares of the International Opportunities and Index Equity Portfolios. When an investor purchases Investor A Shares directly from the Company (and not through a broker), the distributor retains the entire front-end sales charge.

Purchase of Investor B Shares

Investor B Shares are subject to a CDSC at the rates shown in the chart below if they are redeemed within six years of purchase. The CDSC is based on the price of the B Shares when purchased or the net asset value of the B Shares on the redemption date (whichever is less) and is calculated without regard to any redemption/exchange fee. The amount of any CDSC an investor must pay depends on the number of years that elapse between the date of purchase and the date of redemption. The CDSC may be waived under certain circumstances, as described below.

NUMBER OF YEARS ELAPSED SINCE PURCHASE	CONTINGENT DEFERRED SALES CHARGE (AS % OF DOLLAR AMOUNT SUBJECT TO THE CHARGE)
Up to one year	4.50%
More than one but less than two years	4.00%
More than two but less than three years	3.50%
More than three but less than four years	3.00%
More than four but less than five years	2.00%
More than five but less than six years	1.00%
More than six years	0.00%

Class B(1) shares of an SSR Fund purchased prior to its reorganization with a BlackRock fund remain subject to the CDSC applicable to such Class B(1) shares. All Investor B shares of a BlackRock fund purchased following the reorganizations will be subject to the CDSC of the BlackRock fund. Class B(1) shares of an SSR Fund are subject to a CDSC at the rates shown in the chart below if they are redeemed within six years of purchase.

NUMBER OF YEARS ELAPSED SINCE PURCHASE	CONTINGENT DEFERRED SALES CHARGE AS % OF NET ASSET VALUE AT THE TIME OF PURCHASE (OR REDEMPTION, IF LOWER)
First year	5.00%
Second year	4.00%
Third year	3.00%
Fourth year	3.00%
Fifth year	2.00%
Sixth year	1.00%
Seventh or Eighth year	None

Purchase of Investor C Shares

Investor C Shares are subject to a CDSC of 1.00% if they are redeemed within 12 months after purchase. The 1.00% is based on the offering price or the net asset value of the C Shares on the redemption date (whichever is less) and is calculated without regard to any redemption/exchange fee. The CDSC may be waived under certain circumstances, as described below. There is no CDSC on C Shares redeemed after 12 months.

When an investor redeems Investor B Shares or Investor C Shares, the redemption order is processed so that the lowest CDSC is charged. Investor B Shares and Investor C Shares that are not subject to the CDSC are redeemed first. After that, the Company redeems the Shares that have been held the longest.

Can the Sales Charge be Reduced or Eliminated?

There are several ways in which the sales charge can be reduced or eliminated. Purchases of Investor A Shares at certain fixed dollar levels, known as “breakpoints,” cause a reduction in the front-end sales charge (as described above in the “Purchase of Investor A Shares” section). Additionally, the front-end sales charge can be reduced or eliminated through one or a combination of the following: the right of accumulation, a Letter of Intent, the reinstatement privilege, quantity discounts or a waiver of the sales charge (described below). The CDSC on Investor B Shares can be reduced depending on how long you own the shares (a schedule of these reductions is listed above in the “Purchase of Investor B Shares” section). The CDSC on Investor B and C Shares also may be eliminated through waivers (described below). You may be required to provide PFPC and/or your registered representative with certain records and information in connection with the exercise of these rights, including information or records regarding shares of the funds held (i) in other accounts at your registered representative, (ii) at any other financial intermediary and (iii) at any financial intermediary by your related parties, such as members of your family or household. For more information, see the SAI or contact your investment professional.

Right of Accumulation (Investor A Shares)

Investors have a “right of accumulation” under which the current value of an investor’s existing Investor A Shares in all BlackRock funds that are subject to a front-end sales charge may be combined with the amount of the current purchase in determining whether an investor qualifies for a breakpoint and a reduced front-end sales charge. In order to use this right, the investor must alert PFPC to the existence of previously purchased shares.

Letter of Intent (Investor A Shares)

An investor may qualify for a reduced front-end sales charge immediately by signing a “Letter of Intent” stating the investor’s intention to buy a specified amount of Investor A Shares in one or more funds subject to a front-end sales charge within the next 13 months that would, if bought all at once, qualify the investor for a reduced sales charge. The Letter of Intent may be signed anytime within 90 days after the first investment to be covered by the letter. The initial investment must meet the minimum initial purchase requirement. The investor must tell PFPC that later purchases are subject to the Letter of Intent. During the term of the Letter of Intent, PFPC will hold Investor A Shares representing up to 5% of the indicated amount in an escrow account for payment of a higher sales load if the full amount indicated in the Letter of Intent is not purchased. Any redemptions made during the term of the Letter of Intent will be subtracted from the amount of the total purchase indicated in the letter. If the full amount indicated is not purchased within the 13-month period, and the investor does not pay the higher sales load within 20 days, PFPC will redeem enough of the Investor A Shares held in escrow to pay the difference.

Reinvestment Privilege (Investor A, Investor B and Investor C Shares)

Upon redemption of Investor Shares, a shareholder has a right, to be exercised once a year and within 60 days of the redemption, to reinvest the redemption proceeds (after paying any applicable CDSC or redemption/exchange fee) in Investor A Shares of the SAME fund without paying a front-end sales charge. Former SSR Fund shareholders have a right, to be exercised once within 120 days of a redemption of their SSR Fund shares, to reinvest the proceeds in Investor A Shares of the BlackRock fund into which such SSR fund reorganized without paying a front-end sales charge. Shares will be purchased at the net asset value (NAV) calculated at the close of trading on the day the request is received. To exercise this privilege, PFPC must be notified, in writing, by the shareowner of record or the registered representative of record. Investors should consult a tax adviser concerning the tax consequences of exercising this reinstatement privilege.

Quantity Discounts (Investor A Shares)

In addition to quantity discounts for individuals which we discussed above, there are ways for you to qualify for breakpoints and therefore reduce the front-end sales charge by combining your order with the orders of (a) your spouse and any of your children under the age of 21, (b) a trustee or fiduciary of a single trust estate or single fiduciary account or (c) members of any organized group you belong to that has been in existence for more than six months, if it is not organized for the purpose of investing in mutual funds, and if the purchase is made through a central administrator, or through a single dealer, or by other means which result in economy of sales effort or expense. All orders must be placed at one time and certain restrictions apply. Investors must tell PFPC or their broker, at the time of purchase, that they are aggregating their purchases. For more information, please contact BlackRock Funds at (800) 441-7762 or see the SAI.

Waiving the Sales Charge (Investor A Shares)

The following investors may buy Investor A Shares without paying a front-end sales charge: (a) authorized qualified employee benefit plans; (b) persons investing through an authorized payroll deduction plan; (c) persons investing through an authorized investment plan for organizations which operate under Section 501(c)(3) of the Internal Revenue Code; (d) registered investment advisers, trust companies and bank trust departments exercising discretionary investment authority with respect to amounts to be invested in a fund; (e) persons participating in a “wrap account” or similar program under which they pay advisory fees to a broker-dealer or other financial institution; (f) persons participating in an account or program under which they pay fees to a broker-dealer or other financial institution for providing transaction processing and other administrative services, but not investment advisory services; and (g) employees of MetLife. Investors who qualify for any of these exemptions from the sales charge must purchase Investor A Shares. Additionally, some people associated with the Company and its service providers may buy Investor A Shares without paying a sales charge. The front-end sales charge is not applied on Investor A shares acquired through the reinvestment of dividends or distributions. For more information on the waivers, please contact BlackRock Funds at (800) 441-7762 or see the SAI.

Waiving the Contingent Deferred Sales Charge (Investor B and Investor C Shares)

The CDSC on Investor B and Investor C Shares is not charged in connection with: (a) redemptions of Investor B and Investor C Shares purchased through authorized qualified employee benefit plans; (b) exchanges described in “Exchange Privilege” below; (c) redemptions made in connection with minimum required distributions due to the shareholder reaching age 70½ from IRA and 403(b)(7) accounts; (d) redemptions made with respect to certain retirement plans sponsored by the Company, BlackRock or its affiliates; (e) redemptions in connection with a shareholder’s death (including in connection with the distribution of account assets to a beneficiary of the decedent) or disability (as defined in the Internal Revenue Code) subsequent to the purchase of Investor B or Investor C Shares; (f) involuntary redemptions of Investor B or Investor C Shares in accounts with low balances; (g) certain redemptions made pursuant to the Systematic Withdrawal Plan (described below); and (h) redemptions when a shareholder can demonstrate hardship, in the absolute discretion of the Company. In addition, no CDSC is charged on Investor B or Investor C Shares acquired through the reinvestment of dividends or distributions. For more information on these waivers, please contact BlackRock Funds at (800) 441-7762 or see the SAI.

Distribution and Service Plan

The Company has adopted a plan (the Plan) that allows the Company to pay distribution fees for the sale of its shares under Rule 12b-1 of the Investment Company Act and shareholder servicing fees for certain services provided to its shareholders.

Under the Plan, Investor Shares pay a fee (distribution fees) to BlackRock Distributors, Inc. (the Distributor) and/or affiliates of PNC Bank (including BlackRock) for distribution and sales support services. The distribution fees may be used to pay the Distributor for distribution services and to pay the Distributor and PNC Bank affiliates (including BlackRock) for sales support services provided in connection with the sale of Investor Shares. The distribution fees may also be used to pay brokers, dealers, financial institutions and industry professionals (including BlackRock, PNC Bank and its affiliates) (Service Organizations) for sales support services and related expenses. All Investor A Shares pay a maximum distribution fee of .10% per year of the average daily net asset value of each fund attributable to Investor

A Shares. All Investor B and C Shares pay a maximum of .75% per year.

Under the Plan, the Company also pays shareholder servicing fees to Service Organizations whereby the Service Organizations provide support services to their customers who own Investor Shares in return for these fees. The Company may pay a shareholder servicing fee of up to .25% per year of the average daily net asset value of Investor Shares of a fund. All Investor Shares pay this shareholder servicing fee.

In return for the shareholder servicing fee, Service Organizations (including BlackRock) may provide one or more of the following services to their customers who own Investor Shares:

(1)	Responding to customer questions on the services performed by the Service Organization and investments in Investor Shares;
(2)	Assisting customers in choosing and changing dividend options, account designations and addresses; and
(3)	Providing other similar shareholder liaison services.

The shareholder servicing fees payable pursuant to the Plan are fees payable for the administration and servicing of shareholder accounts and not costs which are primarily intended to result in the sale of a fund’s shares.

Because the fees paid by the Company under the Plan are paid out of Company assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

For more information on the Plan, including a complete list of services provided thereunder, see the SAI.

The Plan permits BlackRock, the Distributor and their affiliates to make payments relating to distribution and sales support activities out of their past profits or other sources available to them (and not as an additional charge to the funds). BlackRock, the Distributor and their affiliates may pay affiliated and unaffiliated Service Organizations compensation for the sale and distribution of shares of the funds or for other services to the funds and shareholders. These payments (Additional Payments) would be in addition to the fund payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Service Organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the Service Organization. The aggregate amount of Additional Payments may be substantial. The Additional Payments include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a Service Organization, its employees or associated persons to recommend or sell shares of a fund to you. Please contact your Service Organization for details about Additional Payments it may receive. For more information on Additional Payments, see the SAI.

Master-Feeder Structure

The Index Equity Portfolio, unlike many other investment companies which directly acquire and manage their own portfolio of securities, invests all of its assets in the Index Master Portfolio. The Index Equity Portfolio may withdraw its investment in the Index Master Portfolio at any time on 30 days notice to the Index Master Portfolio if the Board of Trustees of the Company determines that it is in the best interest of the Index Equity Portfolio to do so. Upon withdrawal, the Board of Trustees would consider what action to take. It might, for example, invest all the assets of the Index Equity Portfolio in another mutual fund having the same investment goal as the Index Equity Portfolio or hire an investment adviser to manage the Index Equity Portfolio’s assets.

Selling Shares

You can redeem shares at any time. The Company will redeem your shares at the next NAV calculated after your order is received by the fund’s transfer agent minus any applicable CDSC and/or redemption/exchange fee. Each of the CDSC and redemption/exchange fee is assessed without regard to the other. See “Market Timing and Redemption/Exchange Fees” below. Shares may be redeemed by sending a written redemption request to BlackRock Funds, c/o PFPC Inc., P.O. Box 9819, Providence RI 02940-8018. Shares may also be redeemed by telephone request by calling (800) 441-7762. Shares redeemed by telephone may be made by check in amounts up to $100,000, through the automated clearing house network (ACH) in amounts up to $250,000 or by wire transfers in amounts up to $250,000. For redemption amounts in excess of those stated above must be in writing with a medallion signature guarantee. Shares may also be redeemed by use of the Company’s automated voice response unit

(VRU) service or internet. Shares redeemed by VRU or internet may be made for non-retirement accounts in amounts up to $25,000 either through check, ACH or wire. You will be charged a fee of $7.50 for each redemption payment made by wire transfer. If a redemption check is requested via overnight mail, a $15.00 fee will be charged.

You can also make redemption requests through your registered investment professional, who may charge for this service. Shareholders should indicate whether they are redeeming Investor A, Investor B or Investor C Shares. If a shareholder owns more than one class of a fund and does not indicate which class he or she is redeeming, the fund will redeem shares so as to minimize the CDSC charged.

Unless another option is requested, payment for redeemed shares is normally made by check mailed within seven days after PFPC receives the redemption request. If the shares to be redeemed have been recently purchased by check, PFPC may delay the payment of redemption proceeds for up to 10 days after the purchase date until the check has cleared.

Market Timing and Redemption/Exchange Fees

The Board of Trustees of the Company has determined that the interests of long-term shareholders and the Company’s ability to manage its investments may be adversely affected when shares are repeatedly bought, sold or exchanged in response to short-term market fluctuations—also known as “market timing.” The funds are not designed for market timing organizations or other entities using programmed or frequent purchases and sales or exchanges. The exchange privilege for Investor Shares is not intended as a vehicle for short-term trading. Excessive purchase and sale or exchange activity may interfere with portfolio management, increase expenses and taxes and may have an adverse effect on the performance of a fund and its shareholders. For example, large flows of cash into and out of a fund may require the management team to allocate a significant amount of assets to cash or other short-term investments or sell securities, rather than maintaining such assets in securities selected to achieve the fund’s investment goal. Frequent trading may cause a fund to sell securities at less favorable prices, and transaction costs, such as brokerage commissions, can reduce a fund’s performance.

A fund that invests in non-U.S. securities is subject to the risk that an investor may seek to take advantage of a delay between the change in value of the fund’s portfolio securities and the determination of the fund’s NAV as a result of different closing times of U.S. and non-U.S. markets by buying or selling fund shares at a price that does not reflect their true value. A similar risk exists for funds that invest in securities of small capitalization companies, securities of issuers located in emerging markets or high yield securities (junk bonds) that are thinly traded and therefore may have actual values that differ from their market prices. This short-term arbitrage activity can reduce the return received by long-term shareholders. The Company will seek to eliminate these opportunities by using fair value pricing, as described in “What Price Per Share Will You Pay?” above.

The Company discourages market timing and seeks to prevent frequent purchases and sales or exchanges of fund shares that it determines may be detrimental to a fund or long-term shareholders. The Board of Trustees has approved the policies discussed below to seek to deter market timing activity. The Board has not adopted any specific numerical restrictions on purchases, sales and exchanges of fund shares because legitimate strategies, such as asset allocation, dollar cost averaging or similar activities, may result in frequent trading of fund shares. It is not expected that shareholders would be harmed by such legitimate activities.

If the Company believes, in its sole discretion, that your short-term trading is excessive or that you are engaging in market timing activity, it reserves the right to reject any specific purchase or exchange order. If the Company rejects your purchase or exchange order, you will not be able to execute that transaction, and the Company will not be responsible for any losses you therefore may suffer. In addition, any redemptions or exchanges that you make (as a result of the activity described above or otherwise) will be subject to any and all redemption/exchange fees, as described below. For transactions placed directly with the Company, the Company may consider the trading history of accounts under common ownership or control for the purpose of enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Company. Certain accounts, such as omnibus accounts and accounts at financial intermediaries, however, include multiple investors and such accounts typically provide the Company with net purchase or redemption and exchange requests on any given day where purchases, redemptions and exchanges of shares are netted against one another and the identity of individual purchasers, redeemers and exchangers whose orders are aggregated are not known by the Company. While the Company monitors for market timing activity, the Company may be unable to identify such activities because the netting effect in omnibus accounts often makes it more difficult to locate and eliminate market timers from the funds. Identification of market timers may also be limited by operational systems and technical limitations. In the event that a financial intermediary is determined by the Company to be engaged in market timing or other improper trading activity, the Company’s distributor may terminate such financial intermediary’s agreement with the distributor, suspend such financial intermediary’s trading privileges or take other appropriate actions.

Each of the equity funds will automatically assess and retain a fee of 2% of the current NAV, after excluding the effect of any contingent deferred sales charges, of shares being redeemed or exchanged within 90 days of acquisition (other than those acquired through reinvestment of dividends or other distributions). Each of the High Yield Bond and International Bond Portfolios will automatically assess and retain a fee of 2% of the current NAV, after excluding the effect of any contingent deferred sales charges, of shares being redeemed or exchanged within 30 days of acquisition (other than those acquired through reinvestment of dividends or other distributions). A new 90-day period, or 30-day period, as the case may be, begins with each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Portfolio A are exchanged for shares of Portfolio B 20 days after the purchase of the Portfolio A shares, followed in 20 days by an exchange of the Portfolio B shares for shares of Portfolio C, will be subject to two redemption fees (one on each exchange).

The redemption/exchange fee is for the benefit of the remaining shareholders of a fund and is intended to encourage long-term investment, to compensate for transaction and other expenses caused by early redemptions and exchanges, and to facilitate portfolio management. The “first-in, first-out” method is used to determine the holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in the account. The Company sells shares to some 401(k) plans, 403(b) plans, bank or trust company accounts, and accounts of certain financial institutions or intermediaries that do not apply the redemption/exchange fee to underlying shareholders, often because of administrative or systems limitations. From time to time, with the approval of the Company, the redemption/exchange fee will not be assessed on redemptions or exchanges by: (i) accounts of asset allocation programs or wrap programs whose trading practices are determined by the Company not to be detrimental to a fund or long-term shareholders (e.g., model driven programs with periodic automatic portfolio rebalancing that prohibit participant-directed trading and other programs with similar characteristics); (ii) accounts of shareholders who have died or become disabled; (iii) shareholders redeeming or exchanging shares through the Company’s Systematic Withdrawal Plan, Systematic Exchange Plan or in connection with required distributions from an IRA, 401(k) plan, 403(b) plan or any other Internal Revenue Code Section 401 qualified retirement plan or account; and (iv) certain other accounts in the absolute discretion of the Company when a shareholder can demonstrate hardship. In addition, former State Street Research fund shareholders will not be charged a redemption/exchange fee in connection with a one-time redemption or exchange of Company shares received in a reorganization of a State Street Research fund with one of the Company’s funds. However, additional Company shares purchased by such shareholders after the reorganization and any Company shares acquired through an exchange after the reorganization will be subject to the fee. The Company reserves the right to modify or eliminate these waivers at any time.

Expedited Redemptions

If a shareholder has given authorization for expedited redemption, shares can be redeemed by telephone and the proceeds sent by check to the shareholder or by Federal wire transfer to a single previously designated bank account. Shareholders will pay $15 for redemption proceeds sent by check via overnight mail and $7.50 for redemption proceeds sent by Federal wire transfer. You are responsible for any additional charges imposed by your bank for this service. Once authorization is on file, the Company will honor requests by telephone at (800) 441-7762. The Company is not responsible for the efficiency of the Federal wire system or the shareholder’s firm or bank. The Company may refuse a telephone redemption request if it believes it is advisable to do so and may use reasonable procedures to make sure telephone instructions are genuine. The Company and its service providers will not be liable for any loss that results from acting upon telephone instructions that they reasonably believed to be genuine in accordance with those procedures. The Company may alter the terms of or terminate this expedited redemption privilege at any time.

The Company's Rights

The Company may:

■	Suspend the right of redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act,
■	Postpone date of payment upon redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act or as described in the third paragraph in the section “Selling Shares” above,
■	Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level, as described below, and
■	Redeem shares for property other than cash if conditions exist which make cash payments undesirable in accordance with its rights under the Investment Company Act.

Accounts with Low Balances

The Company may redeem a shareholder’s account in any fund at any time if the net asset value of the account in such fund falls below the required minimum initial investment (usually $500 for Investor Shares) as the result of a redemption or an exchange request. The shareholder will be notified in writing that the value of the account is less than the required amount and the shareholder will be allowed 30 days to make additional investments before the redemption is processed.

IMPORTANT DEFINITIONS

Adviser: The adviser of a mutual fund is responsible for the overall investment management of the fund. The adviser for BlackRock Funds is BlackRock Advisors, Inc. The adviser for the Index Equity Portfolio is Dimensional Fund Advisors Inc.

Sub-Adviser: The sub-adviser of a fund is responsible for its day-to-day management and will generally make all buy and sell decisions. Sub-advisers also provide research and credit analysis. The sub-adviser for the International Opportunities Portfolio is BlackRock International, Ltd.

Management

BlackRock Funds’ adviser is BlackRock Advisors, Inc. (BlackRock). BlackRock was organized in 1994 to perform advisory services for investment companies and is located at 100 Bellevue Parkway, Wilmington, DE 19809. BlackRock is a wholly-owned subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with $341.8 billion of assets under management as of December 31, 2004. BlackRock, Inc. is a majority-owned indirect subsidiary of The PNC Financial Services Group, Inc., one of the largest diversified financial services companies in the United States. BlackRock International, Ltd. (BIL), an affiliate of BlackRock located at 40 Torphichen Street, Edinburgh, Scotland EH3 8JB, acts as sub-adviser for the International Opportunities Portfolio. The only fund not managed by BlackRock is the Index Equity Portfolio, which invests all of its assets in the Index Master Portfolio. The Index Master Portfolio is advised by Dimensional Fund Advisors Inc. (DFA), located at 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401. DFA was organized in May 1981 and provides investment management services to institutional investors. As of November 30, 2004, DFA had over $60.1 billion in assets under management.

For their investment advisory and sub-advisory services, BlackRock, BIL and DFA, as applicable, are entitled to fees computed daily on a fund-by-fund basis and payable monthly. For the fiscal year ended September 30, 2004, the aggregate advisory fees paid by the funds to BlackRock, as a percentage of average daily net assets were:

Investment Trust	.46%
Large Cap Value Equity	.51%
Large Cap Growth Equity	.45%
Mid-Cap Growth Equity	.80%
Small Cap Value Equity	.52%
Small Cap Core Equity	.05%
Small Cap Growth Equity	.55%
Global Science & Technology Opportunities	.78%
U.S. Opportunities	1.10%
International Opportunities	.95%

With respect to the SSR Funds listed below that reorganized with BlackRock funds, for such SSR Fund’s three recent fiscal years, such SSR Fund paid State Street Research & Management Company advisory fees (after waivers) and State Street Research & Management waived advisory fees and reimbursed expenses, as follows:

Aurora Fund	0.85%
Emerging Growth Fund	0.75%
Legacy Fund	0.65%

For the fiscal year ended November 30, 2004, the Index Master Portfolio paid DFA an aggregate advisory fee of .025% of average daily net assets.

The total annual advisory fees that can be paid to BlackRock (as a percentage of average daily net assets), are as follows:

Total Annual Advisory Fee for the Large Cap Value Equity, Large Cap Growth Equity, Dividend Achievers™, Small Cap Value Equity and Small Cap Growth Equity Portfolios and the Investment Trust (Before Waivers)

AVERAGE DAILY NET ASSETS	INVESTMENT ADVISORY FEE
First $1 billion	.550%
$1 billion-$2 billion	.500%
$2 billion-$3 billion	.475%
more than $3 billion	.450%

Total Annual Advisory Fee for the Legacy Portfolio

(Before Waivers)

AVERAGE DAILY NET ASSETS	INVESTMENT ADVISORY FEE
First $1 billion	.650%
$1 billion-$2 billion	.600%
$2 billion-$3 billion	.575%
more than $3 billion	.550%

Total Annual Advisory Fee for the Mid-Cap Growth Equity Portfolio (Before Waivers)

AVERAGE DAILY NET ASSETS	INVESTMENT ADVISORY FEE
First $1 billion	.800%
$1 billion-$2 billion	.700%
$2 billion-$3 billion	.675%
more than $3 billion	.625%

Total Annual Advisory Fee for the Aurora Portfolio

(Before Waivers)

AVERAGE DAILY NET ASSETS	INVESTMENT ADVISORY FEE
First $1 billion	.850%
$1 billion-$2 billion	.800%
$2 billion-$3 billion	.750%
more than $3 billion	.700%

Total Annual Advisory Fee for the Global Science & Technology Opportunities Portfolio (Before Waivers)

AVERAGE DAILY NET ASSETS	INVESTMENT ADVISORY FEE
First $1 billion	.900%
$1 billion-$2 billion	.850%
$2 billion-$3 billion	.800%
more than $3 billion	.750%

Total Annual Advisory Fee for the Small/Mid-Cap Growth and All-Cap Global Resources Portfolios (Before Waivers)

AVERAGE DAILY NET ASSETS	INVESTMENT ADVISORY FEE
First $1 billion	.750%
$1 billion-$2 billion	.700%
$2 billion-$3 billion	.675%
more than $3 billion	.650%

Total Annual Advisory Fee for the International Opportunities Portfolio (Before Waivers)

AVERAGE DAILY NET ASSETS	INVESTMENT ADVISORY FEE
First $1 billion	1.00%
$1 billion-$2 billion	.950%
$2 billion-$3 billion	.900%
more than $3 billion	.850%

Total Annual Advisory Fee for the U.S. Opportunities Portfolio (Before Waivers)

AVERAGE DAILY NET ASSETS	INVESTMENT ADVISORY FEE
First $1 billion	1.10%
$1 billion-$2 billion	1.05%
$2 billion-$3 billion	1.025%
more than $3 billion	1.00%

The Small Cap Core Equity Portfolio pays BlackRock a maximum annual advisory fee of 1.00% of its average daily net assets.

The Index Master Portfolio pays DFA a maximum annual advisory fee of .025% of its average daily net assets.

Information about the portfolio manager for each of the funds is presented in the appropriate fund section.

As discussed above, BlackRock has agreed contractually to cap net expenses (excluding interest expense, taxes, brokerage commissions and extraordinary expenses, if any) of each share class of each fund at the levels shown in each fund’s expense table.

To achieve this cap, BlackRock and the Company have entered into an expense limitation agreement. The agreement sets a limit on certain of the operating expenses of each class of shares and requires BlackRock to waive or reimburse fees or expenses if these operating expenses exceed that limit.

With respect to the Large Cap Growth Equity, Dividend AchieversTM, Small Cap Value Equity, Small Cap Core Equity, Small Cap Growth Equity, Global Science & Technology Opportunities, All-Cap Global Resources, U.S. Opportunities, International Opportunities and Index Equity Portfolios, if within two years following a waiver or reimbursement the operating expenses of a share class that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that share class, the share class is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if: (1) the fund of which the share class is a part has more than $50 million in assets, (2) BlackRock or an affiliate serves as the fund’s investment adviser or administrator and (3) the Board of Trustees of the Company has approved in advance the payments to BlackRock at the previous quarterly meeting of the Board.

Dividends and Distributions

BlackRock Funds makes two kinds of distributions to share- holders: net investment income and net realized capital gains.

Distributions of net investment income derived by a fund are paid within 10 days after the end of each quarter. The Company’s Board of Trustees may change the timing of such dividend payments.

Net realized capital gains (including net short-term capital gains), if any, will be distributed by a fund at least annually at a date determined by the Company’s Board of Trustees.

Your distributions will be reinvested at net asset value in new shares of the same class of the fund unless you instruct PFPC in writing to pay them in cash. There are no sales charges on these reinvestments.

If you invest in a fund shortly before it makes a capital gain distribution, some of your investment may be returned to you in the form of a taxable distribution. This is commonly known as “buying a dividend.” Distributions that are declared in December, but paid in January are taxable as if they were paid in December.

The Index Equity Portfolio seeks to achieve its investment goal by investing all of its assets in the Index Master Portfolio (which is taxable as a partnership for federal income tax purposes). The Index Equity Portfolio is allocated its distributive share of the income (including qualified dividend income), gains (including capital gains), losses, deductions and credits of the Index Master Portfolio. The Index Equity Portfolio’s distributive share of such items, plus gain (or minus loss), if any, on the redemption of shares of the Index Master Portfolio, less the Index Equity Portfolio’s expenses incurred in operations, will constitute the Index Equity Portfolio’s net income from which dividends are distributed as described above.

Taxation of Distributions

Distributions paid out of a fund’s “net capital gain” will be taxed to shareholders as long-term capital gain, regardless of how long a shareholder has owned shares. Distributions of net investment income and net short-term capital gains will generally be taxed to shareholders as ordinary income. However, individual shareholders who satisfy certain holding period requirements and other requirements are taxed on such dividends at long-term capital gain rates to the extent the dividends are attributable to “qualified dividend income” received by the fund. “Qualified dividend income” generally consists of dividends received from U.S. corporations (other than dividends from tax exempt organizations and certain dividends from real estate investment trusts and regulated investment companies) and certain foreign corporations.

Your annual tax statement from the Company will present in detail the tax status of your distributions for each year.

If more than half of the total asset value of a fund is invested in non-U.S. stock or securities, the fund may elect to “pass through” to its shareholders the amount of non-U.S. income taxes paid by it. In such case, you would be required to include your proportionate share of such taxes in your income and may be entitled to deduct or credit such taxes in computing your taxable income.

Distributions paid by a fund with respect to certain qualifying dividends received by the fund from domestic corporations may be eligible for the corporate dividends received deduction.

When you sell your shares of a fund, you may realize a capital gain or loss. Use of the exchange privilege also will be treated as a taxable event because it will be deemed a redemption and subsequent purchase of the shares involved. Therefore, use of the exchange privilege may be subject to federal, state and local income tax.

If you do not provide a fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your shares. When withholding is required, the amount will be 28% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.

Non-U.S. investors may be subject to U.S. withholding and/or estate tax, and will be subject to special U.S. tax certification requirements. Because every investor has an individual tax situation, and also because the tax laws are subject to periodic changes, you should always consult your tax professional about federal, state and local tax consequences of owning shares of the Company.

Services for Shareholders

BlackRock Funds offers shareholders many special features which can enable investors to have greater investment flexibility as well as more access to information about the Company.

Additional information about these features is available by calling BlackRock Funds at (800) 441-7762.

Exchange Privilege

BlackRock Funds offers 50 different funds, enough to meet virtually any investment need. Once you are a shareholder, you have the right to exchange Investor A, B, or C Shares from one fund to Investor A, B or C Shares of another to meet your changing financial needs.

You can exchange $500 (or any other applicable minimum) or more from one fund into another. Investor A, Investor B and Investor C Shares of each fund may be exchanged for shares of the same class of other funds which offer that class of shares, based on their respective net asset values. (You can exchange less than $500 if you already have an account in the fund into which you are exchanging.) Because different funds have different sales charges, the exchange of Investor A Shares may be subject to the difference between the sales charge already paid and the higher sales charge (if any) payable on the shares acquired as a result of the exchange. For Federal income tax purposes a share exchange is a taxable event and a capital gain or loss may be realized. Please consult your tax or other financial adviser before making an exchange request.

The exchange of Investor B and Investor C Shares will not be subject to a CDSC, although exchanges may be subject to the 2% redemption/exchange fee. See “Market Timing and Redemption/Exchange Fees” above. The CDSC will continue to be measured from the date of the original purchase and will not be affected by the exchange.

To make an exchange, you must send a written request to BlackRock Funds c/o PFPC Inc. at P.O. Box 9819, Providence, Rhode Island, 02940-8019. You can also make exchanges via telephone automatically, unless you previously indicated that you did not want this option. If so, you may not use telephone exchange privileges until completing a Telephone Exchange Authorization Form. To receive a copy of the form contact PFPC. The Company has the right to reject any telephone request.

The Company may suspend or terminate your exchange privilege at any time, including if the Company believes, in its sole discretion, that you are engaging in market timing activities. See “Market Timing and Redemption/Exchange Fees” above.

The Company reserves the right to modify, limit the use of, or terminate the exchange privilege at any time for any reason.

Automatic Investment Plan (AIP)

If you would like to establish a regular, affordable investment program, BlackRock Funds makes it easy to set up. As an investor in any fund, you can arrange for periodic investments in that fund through automatic deductions from a checking or non-passbook savings account by completing the AIP Application Form. You determine the frequency and amount of your investment. The minimum investment amount for an automatic investment plan is $50 per portfolio. AIP Application Forms are available from PFPC.

Retirement Plans

Shares may be purchased in conjunction with individual retirement accounts (IRAs), rollover IRAs and 403(b) plans where PNC Bank or any of its affiliates acts as custodian. For more information about applications or annual fees, please contact BlackRock Funds c/o PFPC Inc., at P.O. Box 9819, Providence, Rhode Island 02940-8019, or call (800) 441-7762. Investors will be charged an annual fee of $15 per IRA and 403(b) account and a 403(b) loan application/processing fee of $25. To determine if you are eligible for an IRA or 403(b) plan and whether an IRA or 403(b) plan is appropriate for you, you should consult with a tax adviser.

Statements

Every shareholder automatically receives regular account statements. In addition, for tax purposes, shareholders also receive a yearly statement describing the characteristics of any dividends or other distributions received.

Systematic Withdrawal Plan (SWP)

This feature can be used by investors who want to receive regular distributions from their accounts. To start a Systematic Withdrawal Plan (SWP) a shareholder must have a current investment of $10,000 or more in a fund. Shareholders can elect to receive cash payments of $50 or more at any interval they choose. Shareholders may sign up by completing the SWP Application Form which may be obtained from PFPC. Shareholders should realize that if withdrawals exceed income the invested principal in their account will be depleted.

To participate in the SWP, shareholders must have their dividends automatically reinvested. Shareholders may change or cancel the SWP at any time, upon written notice to PFPC. If a shareholder purchases additional Investor A Shares of a fund at the same time he or she redeems shares through the SWP, that investor may lose money because of the sales charge involved. No CDSC will be assessed on redemptions of Investor B or Investor C Shares made through the SWP that do not exceed 12% of the account’s net asset value on an annualized basis. For example, monthly, quarterly, and semi-annual SWP redemptions of Investor B or Investor C Shares will not be subject to the CDSC if they do not exceed 1%, 3% and 6%, respectively, of an account’s net asset value on the redemption date. SWP redemptions of Investor B or Investor C Shares in excess of this limit will still pay any applicable CDSC.

Systematic Exchange

This feature can be used by investors to systematically exchange money from one fund to up to four other funds. A minimum of $10,000 in the initial fund is required and investments in any additional funds must meet minimum initial investment requirements. For more information, please contact BlackRock Funds at (800) 441-7762.

EZ Trader

This service allows an investor to purchase or sell Fund shares by telephone or over the Internet through the ACH (Automated Clearing House) system. Prior to establishing an EZ Trader account, please contact your bank to confirm that they are a member of the ACH system. Once confirmed, complete an application, making sure to include the appropriate bank information, and return the application to BlackRock Funds, c/o PFPC. Prior to placing a telephone or internet purchase or sale order, please contact the Company at (800) 441-7762 to confirm that your bank information has been updated on your account. Once this is established, you may place your request to sell shares with PFPC by telephone or Internet. Proceeds will be sent to your pre-designated bank account.

Dividend Allocation Plan

This plan automatically invests your distributions from one fund into another fund of your choice pursuant to your instructions, without any fees or sales charges. Please call the Company at (800) 441-7762 for details.

Important Notice Regarding Delivery of Shareholder Documents

The funds deliver only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact BlackRock Funds at (800) 441-7762.

Internet Transactions

Investors in the funds may view their account balance and activity through the BlackRock website. To use this service, you will need a browser that supports Microsoft Internet Explorer version 5.5 or higher or Netscape 7.1 or higher and AOL 8.0 (for Windows operating systems from Windows 2000 and above), as well as Mac-compatible and other browsers.

The total purchase amount will be debited directly from your bank account via the Automated Clearing House (ACH) system. Purchases made on the Internet using the ACH system will have a trade date that is the day after the purchase is made. Proceeds from Internet redemptions may be sent via check, ACH or wire to the bank account of record. The Company will limit Internet purchases and redemptions in Investor Class shares to $25,000.00 per trade. Applications and forms may be downloaded from www.blackrock.com/funds. Please read the On-Line Services Disclosure Statement and User Agreement, the Terms and Conditions page and the Consent to Election Delivery Agreement (if you consent to Electronic Delivery), before attempting to transact online.

The Company employs reasonable procedures to confirm that transactions entered over the Internet are genuine. The procedures include the use of a protected password, Secure Socket Layering (SSL), 128-bit encryption and other precautions designed to protect the integrity, confidentiality and security of shareholder information. By entering into the User Agreement with the

Company in order to open an account through the website, the shareholder waives any right to reclaim any losses from the Company or any of its affiliates, incurred through fraudulent activity.

Electronic Access to Annual Reports, Semi-Annual Reports and Prospectuses

Electronic copies of most financial reports and prospectuses are now available on the Company’s website. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by visiting BlackRock’s website if they enroll in the Company’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial adviser. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock

1)  Log on to http://www.blackrock.com/funds

2)  Click on the link for Electronic Delivery

3)  Continue to Account Access

For more information

This prospectus contains important information you should know before you invest. Read it carefully and keep it for future reference. More information about the BlackRock Funds is available at no charge upon request. This information includes:

Annual/Semi-Annual Reports

These reports contain additional information about each of the funds’ investments. The annual report describes the funds’ performance, lists portfolio holdings, and discusses recent market conditions, economic trends and fund investment strategies that significantly affected the funds’ performance for the last fiscal year.

Statement of Additional Information (SAI)

A Statement of Additional Information, dated January 31, 2005, has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about the BlackRock Funds, may be obtained free of charge, along with the Company’s annual and semi-annual reports, by calling (800) 441-7762. The SAI, as supplemented from time to time, is incorporated by reference into this Prospectus.

BlackRock Investor Services

Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8:00 a.m. to 6:00 p.m. (Eastern time), Monday-Friday. Call: (800) 441-7762.

An investor in any fund can call the National TTY Relay Number at (800) 688-4889 with his or her TTY machine. A Relay agent will assist the investor with all inquiries made to a Shareholder Account Service Representative.

Purchases and Redemptions

Call your registered representative or (800) 441-7762.

World Wide Web

Access general fund information and specific fund performance. Request mutual fund prospectuses and literature. Forward mutual fund inquiries. www.blackrock.com/funds

Written Correspondence

BlackRock Funds

c/o PFPC Inc.

PO Box 9819

Providence, RI 02940-8019

Overnight Mail

BlackRock Funds

c/o PFPC Inc.

101 Sabin Street

Pawtucket, RI 02860

Internal Wholesalers/Broker Dealer Support

Available to support investment professionals 8:30 a.m. to 6:00 p.m. (Eastern time), Monday - Friday. Call: (800) 882-0052.

Portfolio Characteristics and Holdings

A description of the BlackRock Funds’ policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.

For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882-0052.

Securities and Exchange Commission (SEC)

You may also view and copy public information about the BlackRock Funds, including the SAI, by visiting the EDGAR database on the SEC Web site (http://www.sec.gov) or the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the public reference room can be obtained by calling the SEC directly at (202) 942-8090. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

INVESTMENT COMPANY ACT FILE NO. 811-05742

PRO-EQ1-INV 02/05